UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21475

Tamarack Funds Trust
(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300 Minneapolis, MN 55402-1240
(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq. RBC Plaza 60 South Sixth Street Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 376-7000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Large Cap Growth Fund

December 31, 2008 (Unaudited)

Shares		Value
Common Stocks — 98.79%
Consumer Discretionary — 8.03%
41,370	Kohl’s Corp.*	$1,497,594
33,150	Omnicom Group, Inc.	892,398
25,470	Target Corp.	879,479
68,200	Walt Disney Co. (The)	1,547,458

		4,816,929

Consumer Staples — 13.49%
30,100	Colgate-Palmolive Co.	2,063,054
23,700	Costco Wholesale Corp.	1,244,250
37,600	PepsiCo, Inc.	2,059,352
44,160	Procter & Gamble Co.	2,729,971

		8,096,627

Energy — 7.15%
16,240	Apache Corp.	1,210,367
23,700	EOG Resources, Inc.	1,577,946
34,850	Smith International, Inc.	797,716
65,330	Weatherford International Ltd.*	706,871

		4,292,900

Financials — 5.91%
55,400	Charles Schwab Corp. (The)	895,818
90,300	Hudson City Bancorp, Inc.	1,441,188
23,200	Northern Trust Corp	1,209,648

		3,546,654

Health Care — 22.48%
60,170	Allergan, Inc.	2,426,054
21,000	C.R.Bard, Inc.	1,769,460
18,430	Celgene Corp.*	1,018,811
34,090	Express Scripts, Inc.*	1,874,268
39,630	Genzyme Corp.*	2,630,243
31,180	Stryker Corp.	1,245,641
35,900	Teva Pharmaceutical Industries Ltd. ADR	1,528,263
29,470	Thermo Fisher Scientific, Inc.*	1,004,043

		13,496,783

Industrials — 16.15%
27,600	Danaher Corp.	1,562,436
57,100	Fastenal Co.	1,989,935
46,100	Illinois Tool Works, Inc.	1,615,805
17,290	Precision Castparts Corp.	1,028,409
30,000	Stericycle, Inc.*	1,562,400
36,150	United Technologies Corp.	1,937,640

		9,696,625

Information Technology — 20.90%
40,600	Adobe Systems, Inc.*	864,374
18,560	Apple, Inc.*	1,584,096
47,970	Autodesk, Inc.*	942,611
96,680	Cisco Systems, Inc.*	1,575,884
50,500	Cognizant Technology Solutions Corp., Class A*	912,030
3,800	Google, Inc., Class A*	1,169,070
104,100	Microsoft Corp.	2,023,704
119,300	Oracle Corp.*	2,115,189
37,900	QUALCOMM, Inc.	1,357,957

		12,544,915

Materials — 4.68%
50,050	Ecolab, Inc.	1,759,258
17,700	Praxair, Inc.	1,050,672

		2,809,930

Total Common Stocks (Cost $74,769,252)		59,301,363

Investment Company — 0.62%
373,413	Wells Fargo Prime Investment Money Market Fund	373,413

Total Investment Company (Cost $373,413)		373,413

Principal Amount
Repurchase Agreement — 0.50%
$300,000	Deutsche Bank AG dated12/31/08; due 1/2/09 at 0.10% with maturity value of $300,002 (fully collateralized by Fannie Mae with a maturity date of 8/1/35 at rate of 4.50%).	300,000

Total Repurchase Agreement (Cost $300,000)		300,000

Total Investments (Cost $75,442,665)(a) — 99.91%		59,974,776

Other assets in excess of liabilities — 0.09%		56,804

NET ASSETS — 100.00%		$60,031,580

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depository Receipt

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Mid Cap Growth Fund

December 31, 2008 (Unaudited)

Shares		Value
Common Stocks — 98.21%
Consumer Discretionary — 12.53%
53,000	Aeropostale, Inc.*	$853,300
34,000	GameStop Corp., Class A*	736,440
163,000	LKQ Corp.*	1,900,580
17,000	New Oriental Education & Technology Group ADR*	933,470
46,000	O’Reilly Automotive, Inc.*	1,414,040
53,000	PetSmart, Inc.	977,850
29,540	Tractor Supply Co.*	1,067,576

		7,883,256

Consumer Staples — 7.96%
40,000	Alberto-Culver Co.	980,400
30,000	Chattem, Inc.*	2,145,900
15,000	Church & Dwight Co., Inc.	841,800
31,000	Hansen Natural Corp.*	1,039,430

		5,007,530

Energy — 8.01%
30,000	Berry Petroleum Co., Class A	226,800
33,000	Core Laboratories NV	1,975,380
49,000	Dril-Quip, Inc.*	1,004,990
37,000	Oceaneering International, Inc*	1,078,180
33,000	Smith International, Inc.	755,370

		5,040,720

Financials — 2.78%
60,000	Hudson City Bancorp, Inc.	957,600
30,280	SVB Financial Group*	794,244

		1,751,844

Health Care — 20.54%
21,850	Cephalon, Inc.*	1,683,324
57,000	Charles River Laboratories International, Inc.*	1,493,400
22,000	Express Scripts, Inc.*	1,209,560
27,070	Henry Schein, Inc.*	993,199
36,660	Immucor, Inc.*	974,423
34,220	Pharmaceutical Product Development, Inc.	992,722
36,000	Quest Diagnostics, Inc.	1,868,760
36,000	ResMed, Inc.*	1,349,280
34,930	Varian Medical Systems, Inc.*	1,223,947
57,000	VCA Antech, Inc.*	1,133,160

		12,921,775

Industrials — 23.96%
59,000	Actuant Corp., Class A	1,122,180
67,000	Barnes Group, Inc.	971,500
37,790	Donaldson Co., Inc.	1,271,633
38,480	Expeditors International of Washington, Inc.	1,280,230
68,920	Fastenal Co.	2,401,862
40,000	Graco, Inc.	949,200
30,000	Huron Consulting Group, Inc.*	1,718,100
36,000	IHS, Inc., Class A*	1,347,120
42,000	Roper Industries, Inc.	1,823,220
42,000	Stericycle, Inc.*	2,187,360

		15,072,405

Information Technology — 16.27%
54,000	Amdocs Ltd.*	987,660
51,220	Ansys, Inc.*	1,428,526
63,860	Autodesk, Inc.*	1,254,849
50,000	Cognizant Technology Solutions Corp., Class A*	903,000
60,220	Dolby Laboratories, Inc., Class A*	1,972,807
52,000	FactSet Research Systems, Inc.	2,300,480
71,000	Microchip Technology, Inc.	1,386,630

		10,233,952

Materials — 6.16%
41,000	Airgas, Inc.	1,598,590
57,000	Albemarle Corp.	1,271,100
30,000	Greif, Inc., Class A	1,002,900

		3,872,590

Total Common Stocks (Cost $79,475,886)		61,784,072

Investment Company — 0.56%
350,186	Wells Fargo Prime Investment Money Market Fund	350,186

Total Investment Company (Cost $350,186)		350,186

Principal Amount
Repurchase Agreement — 1.27%
$800,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $800,004 (fully collateralized by Fannie Mae with a maturity date of 8/1/35 at a rate of 4.50%).	800,000

Total Repurchase Agreement (Cost $800,000)		800,000

Total Investments (Cost $80,626,072)(a) — 100.04%		62,934,258

Liabilities in excess of other assets — (0.04)%		(24,411)

NET ASSETS — 100.00%		$62,909,847

*	Non-income producing security.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Mid Cap Growth Fund (cont.)

December 31, 2008 (Unaudited)

(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depository Receipt

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack SMID Cap Growth Fund

December 31, 2008 (Unaudited)

Shares		Value
Common Stocks — 96.18%
Consumer Discretionary — 11.83%
3,500	Aeropostale, Inc.*	$56,350
2,600	GameStop Corp., Class A*	56,316
8,200	LKQ Corp.*	95,612
1,900	O’Reilly Automotive, Inc.*	58,406
3,600	PetSmart, Inc.	66,420
1,600	Tractor Supply Co.*	57,824

		390,928

Consumer Staples — 6.93%
3,500	Alberto-Culver Co.	85,785
1,300	Chattem, Inc.*	92,989
1,500	Hansen Natural Corp.*	50,295

		229,069

Energy — 8.74%
2,850	Berry Petroleum Co., Class A	21,546
800	Core Laboratories NV	47,888
1,700	Dril-Quip, Inc.*	34,867
2,600	IHS, Inc., Class A*	97,292
1,100	Oceaneering International, Inc*	32,054
2,400	Smith International, Inc.	54,936

		288,583

Financials — 3.83%
2,800	Hudson City Bancorp, Inc.	44,688
3,100	Raymond James Financial, Inc.	53,103
1,100	SVB Financial Group*	28,853

		126,644

Health Care — 22.00%
4,000	Catalyst Health Solutions, Inc.*	97,400
2,600	Charles River Laboratories International, Inc.*	68,120
2,100	Express Scripts, Inc.*	115,458
2,000	Henry Schein, Inc.*	73,380
1,600	IDEXX Laboratories, Inc.*	57,728
2,600	MWI Veterinary Supply, Inc.*	70,096
3,200	Pharmaceutical Product Development, Inc.	92,832
2,400	Varian Medical Systems, Inc.*	84,096
3,400	VCA Antech, Inc.*	67,592

		726,702

Industrials — 18.02%
2,000	Donaldson Co., Inc.	67,300
3,000	Expeditors International of Washington, Inc.	99,810
2,300	Fastenal Co.	80,155
7,300	Hill International, Inc.*	51,392
1,300	Huron Consulting Group, Inc.*	74,451
2,600	Roper Industries, Inc.	112,866
2,100	Stericycle, Inc.*	109,368

		595,342

Information Technology — 19.84%
3,700	Ansys, Inc.*	103,193
4,000	Cognizant Technology Solutions Corp., Class A*	72,240
1,400	Comtech Telecommunications Corp.*	64,148
6,400	Cybersource Corp.*	76,736
2,900	Dolby Laboratories, Inc., Class A*	95,004
2,600	FactSet Research Systems, Inc.	115,024
2,900	Microchip Technology, Inc.	56,637
2,400	Open Text Corp.*	72,312

		655,294

Materials — 4.99%
1,400	Airgas, Inc.	54,586
2,400	Albemarle Corp.	53,520
1,700	Greif, Inc., Class A	56,831

		164,937

Total Common Stocks (Cost $4,530,520)		3,177,499

Investment Company — 3.37%
111,405	Wells Fargo Prime Investment Money Market Fund	111,405

Total Investment Company (Cost $111,405)		111,405

Total Investments (Cost $4,641,925)(a) — 99.55%		3,288,904

Other assets in excess of liabilities — 0.45%		15,005

NET ASSETS — 100.00%		$3,303,909

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund

December 31, 2008 (Unaudited)

Shares		Value
Common Stocks — 96.13%
Consumer Discretionary — 14.18%
497,000	Benihana, Inc., Class A*	$1,043,700
300,250	Cache, Inc.*	606,505
740,800	Casual Male Retail Group, Inc.*	385,216
143,000	Mac-Gray Corp.*	929,500
59,900	McCormick & Schmick’s Seafood Restaurants, Inc.*	240,798
424,291	Movado Group, Inc.	3,984,093
202,900	Regent Communications, Inc.*	17,997
389,512	Steinway Musical Instruments*	6,820,355
280,000	Tefron Ltd.	84,000
318,100	Universal Electronics, Inc.*	5,159,582

		19,271,746

Consumer Staples — 0.15%
500,000	NutraCea*	200,000

Energy — 2.31%
58,300	Goodrich Petroleum Corp.*	1,746,085
48,000	Gulf Island Fabrication, Inc.	691,680
40,000	OYO Geospace Corp.*	698,800

		3,136,565

Financials — 8.54%
301,300	Asta Funding, Inc.	819,536
86,900	Boston Private Financial Holdings, Inc.	594,396
61,059	Capital Corp. of the West	57,395
85,259	CoBiz Financial, Inc.	830,423
120,000	Compass Diversified Holdings	1,350,000
92,157	Dearborn Bancorp, Inc.*	152,981
108,800	Firstcity Financial Corp.*	215,424
39,096	Hanmi Financial Corp.	80,538
131,280	Harrington West Financial Group, Inc.	273,062
84,626	Mercantile Bank Corp.	363,892
115,389	MetroCorp Bancshares, Inc.	859,648
120,700	National Interstate Corp.	2,156,909
65,374	Northrim BanCorp, Inc.	670,737
55,666	Sanders Morris Harris Group, Inc.	333,439
149,900	SWS Group, Inc.	2,840,605

		11,598,985

Health Care — 12.91%
200,832	HMS Holdings Corp.*	6,330,225
50,000	Kensey Nash Corp.*	970,500
78,900	Landauer, Inc.	5,783,370
175,100	Meridian Bioscience, Inc.	4,459,797

		17,543,892

Industrials — 21.64%
420,870	Allied Defense Group, Inc. (The)*	2,609,394
85,400	AZZ, Inc.*	2,143,540
580,000	C&D Technologies, Inc.*	1,815,400
296,725	Columbus McKinnon Corp.*	4,050,296
90,200	Ennis, Inc.	1,092,322
63,700	Hardinge, Inc.	257,985
34,000	Hurco Cos, Inc.*	408,000
489,400	LaBarge, Inc.*	7,022,890
268,100	NN, Inc.	613,949
49,200	Old Dominion Freight Line, Inc.*	1,400,232
120,000	Orion Marine Group, Inc.*	1,159,200
250,000	PGT, Inc.*	282,500
50,589	Rush Enterprises, Inc., Class A*	433,548
169,578	Standard Parking Corp.*	3,279,638
150,000	Sun Hydraulics Corp.	2,826,000

		29,394,894

Information Technology — 26.09%
85,410	Aspen Technology, Inc.*	633,742
157,700	Comtech Telecommunications Corp.*	7,225,814
492,402	DivX, Inc.*	2,575,262
415,372	Edgewater Technology, Inc.*	1,075,814
323,200	EMS Technologies, Inc.*	8,361,184
496,300	Hypercom Corp.*	536,004
163,000	Interactive Intelligence, Inc.*	1,044,830
554,238	Lionbridge Technologies, Inc.*	692,798
924,500	NIC, Inc.	4,252,700
251,490	NU Horizons Electronics Corp.*	432,563
506,511	Sonic Solutions, Inc.*	891,459
699,400	Spectrum Control, Inc.*	4,294,316
286,300	Tyler Technologies, Inc.*	3,429,874

		35,446,360

Materials — 7.06%
624,900	Intertape Polymer Group, Inc.*	456,177
105,000	Koppers Holdings, Inc.	2,270,100
166,700	Landec Corp.*	1,096,886
174,500	Omnova Solutions, Inc.*	113,425
107,250	Penford Corp.	1,085,370
187,088	Universal Stainless & Alloy*	2,710,905
553,300	US Concrete, Inc.*	1,859,088

		9,591,951

Utilities — 3.25%
107,400	Central Vermont Public Service Corp.	2,562,564
89,800	Unitil Corp.	1,854,370

		4,416,934

Total Common Stocks (Cost $176,710,537)		130,601,327

Exchange Traded Fund — 3.05%
142,000	SPDR KBW Regional Banking	4,140,720

Total Exchange Traded Fund (Cost $4,992,850)		4,140,720

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund (cont.)

December 31, 2008 (Unaudited)

Shares		Value
Investment Companies — 0.56%
87,700	First Opportunity Fund, Inc.	$446,393
306,948	Wells Fargo Prime Investment Money Market Fund	306,948

Total Investment Companies (Cost $1,039,976)		753,341

Principal Amount
Repurchase Agreement — 0.44%
$600,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $600,003 (fully collateralized by Fannie Mae with a maturity date of 8/1/35 at a rate of 4.50%).	600,000

Total Repurchase Agreement (Cost $600,000)		600,000

Total Investments (Cost $183,343,363)(a) — 100.18%		136,095,388

Liabilities in excess of other assets — (0.18)%		(239,697)

NET ASSETS — 100.00%		$135,855,691

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund

December 31, 2008 (Unaudited)

Shares		Value
Common Stocks — 97.20%
Consumer Discretionary — 12.38%
229,300	Casual Male Retail Group, Inc.*	$119,236
23,000	Dress Barn, Inc.*	247,020
13,200	Drew Industries, Inc.*	158,400
12,800	Jo-Ann Stores, Inc.*	198,272
77,700	Movado Group, Inc.	729,603
77,100	Steinway Musical Instruments*	1,350,021
15,300	Steven Madden Ltd.*	326,196
24,500	True Religion Apparel, Inc.*	304,780
40,400	Universal Electronics, Inc.*	655,288

		4,088,816

Consumer Staples — 6.43%
22,400	Alberto-Culver Co.	549,024
32,600	Nash Finch Co.	1,463,414
19,300	Sally Beauty Holdings, Inc.*	109,817

		2,122,255

Energy — 2.41%
4,200	Atwood Oceanics, Inc.*	64,176
4,200	CARBO Ceramics, Inc.	149,226
12,700	Swift Energy Co.*	213,487
25,400	Tesco Corp.*	181,356
12,500	Willbros Group, Inc.*	105,875
2,200	World Fuel Services Corp.	81,400

		795,520

Financials — 11.36%
41,500	Amerisafe, Inc.*	851,995
52,600	Ares Capital Corp.	332,958
38,600	Asta Funding, Inc.	104,992
62,200	Colonial BancGroup, Inc. (The)	128,754
77,900	Compass Diversified Holdings	876,375
10,025	Delphi Financial Group, Inc., Class A	184,861
7,200	ProAssurance Corp.*	380,016
4,500	SL Green Realty Corp.	116,550
15,400	SWS Group, Inc.	291,830
4,072	Trico Bancshares	101,678
55,100	UCBH Holdings, Inc.	379,088

		3,749,097

Health Care — 14.02%
5,000	Amedisys, Inc.*	206,700
22,100	Emergency Medical Services Corp., Class A*	809,081
30,900	Invacare Corp.	479,568
6,800	Kinetic Concepts, Inc.*	130,424
19,000	Meridian Bioscience, Inc.	483,930
73,775	PSS World Medical, Inc.*	1,388,445
29,900	West Pharmaceutical Services, Inc.	1,129,323

		4,627,471

Industrials — 24.22%
26,800	AZZ, Inc.*	672,680
175,800	C&D Technologies, Inc.*	550,254
3,200	Carlisle Cos., Inc.	66,240
8,600	Chart Industries, Inc.*	91,418
64,200	Columbus McKinnon Corp.*	876,330
22,700	Forward Air Corp.	550,929
8,200	Franklin Electric Co., Inc.	230,502
45,300	Gardner Denver, Inc.*	1,057,302
21,000	II-VI, Inc.*	400,890
38,100	Insteel Industries, Inc.	430,149
142,000	Interface, Inc., Class A	658,880
35,800	Manitowoc Co., Inc. (The)	310,028
16,400	Powell Industries, Inc.*	475,928
38,400	Sun Hydraulics Corp.	723,456
10,600	Tennant Co.	163,240
18,600	Wabtec Corp.	739,350

		7,997,576

Information Technology — 19.91%
83,300	Aspen Technology, Inc.*	618,086
30,400	Comtech Telecommunications Corp.*	1,392,928
14,400	Daktronics, Inc.	134,784
110,724	DivX, Inc.*	579,087
52,200	EMS Technologies, Inc.*	1,350,414
94,300	NIC, Inc.	433,780
150,000	Skyworks Solutions, Inc.*	831,000
123,700	Sonic Solutions, Inc.*	217,712
120,000	Spectrum Control, Inc.*	736,800
93,900	Xyratex Ltd.*	277,005

		6,571,596

Materials — 4.22%
12,400	Arch Chemicals, Inc.	323,268
59,900	Intertape Polymer Group, Inc.*	43,727
29,900	Koppers Holdings, Inc.	646,438
26,300	Universal Stainless & Alloy*	381,087

		1,394,520

Telecommunication Services — 1.82%
69,700	Premiere Global Services, Inc.*	600,117

Utilities — 0.43%
4,800	Energen Corp.	140,784

Total Common Stocks (Cost $38,866,322)		32,087,752

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund (cont.)

December 31, 2008 (Unaudited)

Shares		Value
Investment Companies — 2.11%
62,800	First Opportunity Fund, Inc.	$319,652
379,283	Wells Fargo Prime Investment Money Market Fund	379,283

Total Investment Companies (Cost $971,491)		698,935

Principal Amount
Repurchase Agreement — 0.91%
$300,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $300,002 (fully collateralized by Fannie Mae with a maturity date of 8/1/35 at a rate of 4.50%).	300,000

Total Repurchase Agreement (Cost $300,000)		300,000

Total Investments (Cost $40,137,813)(a) — 100.22%		33,086,687

Liabilities in excess of other assets — (0.22)%		(74,027)

NET ASSETS — 100.00%		$33,012,660

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Value Fund

December 31, 2008 (Unaudited)

Shares		Value
Common Stocks — 98.66%
Consumer Discretionary — 7.33%
179,910	Comcast Corp., Class A	$3,036,881
119,245	Home Depot, Inc.	2,745,020
46,505	JC Penney Co., Inc.	916,148
187,400	Time Warner, Inc.	1,885,244
18,260	VF Corp.	1,000,100

		9,583,393

Consumer Staples — 9.41%
28,375	Clorox, Co.	1,576,515
53,310	Coca-Cola Co. (The)	2,413,344
97,866	Kraft Foods, Inc., Class A	2,627,702
47,930	Procter & Gamble Co.	2,963,033
48,490	Wal-Mart Stores, Inc.	2,718,349

		12,298,943

Energy — 16.58%
38,220	Apache Corp.	2,848,537
88,120	Chevron Corp.	6,518,236
21,090	Devon Energy Corp.	1,385,824
99,075	Exxon Mobil Corp.	7,909,157
39,625	Noble Energy, Inc.	1,950,343
46,560	Peabody Energy Corp.	1,059,240

		21,671,337

Financials — 23.36%
43,505	ACE Ltd.	2,302,285
35,070	Affiliated Managers Group, Inc.*	1,470,134
176,575	Bank of America Corp.	2,486,176
85,575	BB&T Corp.	2,349,889
60,921	Citigroup, Inc.	408,780
48,440	Digital Realty Trust, Inc.	1,591,254
40,670	Eaton Vance Corp.	854,477
7,025	Goldman Sachs Group, Inc. (The)	592,840
128,560	JPMorgan Chase & Co.	4,053,497
74,400	Keycorp	633,888
40,310	MetLife, Inc.	1,405,207
54,920	Morgan Stanley	880,917
42,840	NASDAQ OMX Group, Inc. (The)*	1,058,576
30,400	Simon Property Group, Inc.	1,615,152
33,910	State Street Corp.	1,333,680
66,625	Travelers Cos., Inc. (The)	3,011,450
65,085	US Bancorp	1,627,776
97,190	Wells Fargo & Co.	2,865,161

		30,541,139

Health Care — 14.22%
14,390	Abbott Laboratories	767,994
103,265	Aetna, Inc.	2,943,053
21,155	Amgen, Inc.*	1,221,701
28,430	Cephalon, Inc.*	2,190,247
38,580	Johnson & Johnson	2,308,241
114,635	Pfizer, Inc.	2,030,186
40,360	Quest Diagnostics, Inc.	2,095,088
27,310	Thermo Fisher Scientific, Inc.*	930,452
34,110	WellPoint, Inc.*	1,437,054
71,045	Wyeth	2,664,898

		18,588,914

Industrials — 8.69%
29,625	Delta Air Lines, Inc.*	339,502
237,850	General Electric Co.	3,853,170
20,915	Lockheed Martin Corp.	1,758,533
62,105	Tyco International Ltd.	1,341,468
9,895	Union Pacific Corp.	472,981
31,850	United Technologies Corp.	1,707,160
56,935	Waste Management, Inc.	1,886,826

		11,359,640

Information Technology — 2.00%
35,545	Applied Materials, Inc.	360,071
62,220	Hewlett-Packard Co.	2,257,964

		2,618,035

Materials — 4.00%
51,495	Dow Chemical Co. (The)	777,059
63,855	FMC Corp.	2,856,234
27,815	Freeport-McMoRan Copper & Gold, Inc.	679,799
67,730	Packaging Corp. of America	911,646

		5,224,738

Telecommunication Services — 6.76%
203,565	AT&T, Inc.,	5,801,603
22,915	Embarq Corp.	824,023
65,430	Verizon Communications, Inc.	2,218,077

		8,843,703

Utilities — 6.31%
154,975	Duke Energy Corp.	2,326,175
26,835	Edison International	861,940
19,380	FirstEnergy Corp.	941,481
51,495	FPL Group, Inc.	2,591,743
41,190	Southern Co.	1,524,030

		8,245,369

Total Common Stocks (Cost $139,853,317)		128,975,211

Investment Company — 0.26%
331,351	Wells Fargo Prime Investment Money Market Fund	331,351

Total Investment Company (Cost $331,351)		331,351

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Value Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
Repurchase Agreement — 0.15%
$200,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $200,001 (fully collateralized by Fannie Mae with a maturity date of 8/1/35 at a rate of 4.50%).	$200,000

Total Repurchase Agreement (Cost $200,000)		200,000

Total Investments (Cost $140,384,668)(a) — 99.07%		129,506,562

Other assets in excess of liabilities — 0.93%		1,221,757

NET ASSETS — 100.00%		$130,728,319

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

December 31, 2008 (Unaudited)

Shares		Value
Common Stocks — 96.64%
Consumer Discretionary — 16.88%
96,000	Adams Golf, Inc.*	$288,000
2,800	Allen Organ Co.*(a)(b)	0
29,800	Ambassadors International, Inc.*	21,754
34,500	America’s Car-Mart, Inc.*	476,445
53,000	Arctic Cat, Inc.	253,870
60,000	Asbury Automotive Group, Inc.	274,200
65,000	Audiovox Corp., Class A*	325,650
90,000	Bakers Footwear Group, Inc.*	51,300
29,000	Bassett Furniture Industries, Inc.	97,150
48,000	Beazer Homes USA, Inc.*	75,840
69,000	Benihana, Inc., Class A*	144,900
69,000	Bluegreen Corp.*	215,970
45,000	Bon-Ton Stores, Inc. (The)	46,350
46,000	Books-A-Million, Inc.	117,300
15,127	Bowl America, Inc., Class A	140,076
43,000	Brookfield Homes Corp.	185,760
72,000	Build-A-Bear Workshop, Inc.*	349,920
44,000	Carriage Services, Inc.*	88,440
61,000	Charlotte Russe Holding, Inc.*	395,890
45,000	Cobra Electronics Corp.	47,250
23,000	Core-Mark Holding Co., Inc.*	494,960
84,000	Cost Plus, Inc.*	78,792
99,000	Craftmade International, Inc.	171,270
32,000	CSS Industries, Inc.	567,680
42,000	Delta Apparel, Inc.*	153,300
43,000	Destination Maternity Corp.*	337,550
56,000	Dixie Group, Inc.*	85,680
40,000	Dorman Products, Inc.*	528,000
17,500	Duckwall-ALCO Stores, Inc.*	167,650
84,000	Emmis Communications Corp., Class A*	29,400
41,000	Entercom Communications Corp., Class A	50,430
117,000	Finish Line, Inc. (The), Class A	655,200
56,000	Flexsteel Industries	374,640
67,000	Fred’s, Inc., Class A	720,920
53,000	Furniture Brands International, Inc.	117,130
36,000	Gaiam, Inc., Class A*	166,320
85,000	Golfsmith International Holdings, Inc.*	59,500
24,000	Group 1 Automotive, Inc.	258,480
26,000	Hampshire Group Ltd.*	104,000
106,000	Handleman Co.*	16,960
78,300	Hartmarx Corp.*	24,273
89,000	Hastings Entertainment, Inc.*	153,970
61,750	Haverty Furniture Cos., Inc.	576,128
27,000	Helen of Troy Ltd.*	468,720
31,000	Hooker Furniture Corp.	237,460
50,000	HOT Topic, Inc.*	463,500
135,000	Interstate Hotels & Resorts, Inc.*	93,150
75,000	Isle of Capri Casinos, Inc.*	240,000
15,000	J Alexander’s Corp.*	33,750
73,000	Jakks Pacific, Inc.*	1,505,990
29,000	Johnson Outdoors, Inc., Class A	142,100
25,000	Jos. A. Bank Clothiers, Inc.*	653,750
82,000	Journal Communications, Inc., Class A	200,900
102,000	Journal Register Co.*	357
58,310	Lakeland Industries, Inc.*	471,728
22,000	Landry’s Restaurants, Inc.	255,200
95,270	Lazare Kaplan International, Inc.*	397,276
100,000	La-Z-Boy, Inc.	217,000
48,000	Lee Enterprises, Inc.	19,680
31,000	Lifetime Brands, Inc.	109,740
77,000	LIN TV Corp., Class A*	83,930
25,000	Lithia Motors, Inc., Class A	81,500
91,000	Luby’s, Inc.*	381,290
37,800	M/I Homes, Inc.	398,412
36,000	Mac-Gray Corp.*	234,000
28,000	Marcus Corp.	454,440
43,000	MarineMax, Inc.*	145,770
64,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	257,280
7,500	McRae Industries, Inc., Class A	112,500
26,000	Media General, Inc., Class A	45,500
38,000	Meritage Homes Corp.*	462,460
21,300	Mestek, Inc.*	170,400
39,000	Modine Manufacturing Co.	189,930
50,000	Monaco Coach Corp.	25,500
20,250	Monro Muffler Brake, Inc.	516,375
82,000	Morton’s Restaurant Group, Inc.*	234,520
69,400	Movado Group, Inc.	651,666
18,300	Nobel Learning Communities, Inc.*	247,782
10,300	Nobility Homes, Inc.	81,473
32,000	O’Charleys, Inc.	64,000
41,000	Orleans Homebuilders, Inc.	48,380
29,000	Oxford Industries, Inc.	254,330
60,000	Palm Harbor Homes, Inc.*	298,800
36,750	Perry Ellis International, Inc.*	232,995
135,000	Point.360*	182,250
71,000	Pomeroy IT Solutions, Inc.*	222,230
90,600	Radio One, Inc., Class D*	20,838
34,000	RC2 Corp.*	362,780
56,000	Red Lion Hotels Corp.*	133,280
37,550	Rex Stores Corp.*	303,029
40,000	Rocky Brands, Inc.*	158,000
85,000	Ruby Tuesday, Inc.*	132,600
80,000	Saga Communications, Inc., Class A*	132,000
45,150	Salem Communications Corp., Class A*	33,862
90,000	Shiloh Industries, Inc.	270,000
36,000	Shoe Carnival, Inc.*	343,800
131,000	Source Interlink Cos., Inc.*	17,423
49,000	Stage Stores, Inc.	404,250
89,000	Standard Motor Products, Inc.	307,940
55,000	Steak N Shake Co. (The)*	327,250
111,000	Stein Mart, Inc.*	125,430

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

December 31, 2008 (Unaudited)

Shares		Value
26,000	Steinway Musical Instruments*	$455,260
103,000	Stewart Enterprises, Inc., Class A	310,030
66,000	Stoneridge, Inc.*	300,960
17,000	Strattec Security Corp.	279,650
30,000	Superior Industries International, Inc.	315,600
43,000	Syms Corp.*	381,840
72,000	Systemax, Inc.	775,440
150,000	Trans World Entertainment Corp.*	196,500
50,000	Tuesday Morning Corp.*	81,500
22,000	Walking Co. Holdings, Inc. (The)*	44,000
75,080	Westwood One, Inc.*	4,129
14,400	Weyco Group, Inc.	475,920

		27,769,623

Consumer Staples — 5.40%
18,307	American Italian Pasta Co., Class A*	408,978
42,800	Andersons, Inc. (The)	705,344
9,300	Cagle’s, Inc., Class A*	16,275
94,000	Central Garden and Pet Co.*	550,840
36,000	Chiquita Brands International, Inc.*	532,080
110,000	Craft Brewers Alliance, Inc.*	132,000
83,000	Elizabeth Arden, Inc.*	1,046,630
42,000	Farmer Bros. Co.	1,047,480
67,000	Ingles Markets, Inc., Class A	1,178,530
44,000	MGP Ingredients, Inc.	29,480
143,000	ML Macadamia Orchards LP*	271,700
10,000	Nash Finch Co.	448,900
36,500	National Beverage Corp.*	328,500
69,000	Omega Protein Corp.*	276,690
54,000	Prestige Brands Holdings, Inc.*	569,700
14,575	Sanderson Farms, Inc.	503,712
22,000	Spartan Stores, Inc.	511,500
76,450	Spectrum Brands, Inc.*	6,881
91,000	Tasty Baking Co.	308,490

		8,873,710

Energy — 3.64%
119,000	Aventine Renewable Energy Holdings, Inc.*	77,350
119,000	Brigham Exploration Co.*	380,800
44,000	Bronco Drilling Co., Inc.*	284,240
40,000	Callon Petroleum Co.*	104,000
39,000	Calumet Specialty Products Partners LP	341,640
31,000	Constellation Energy Partners LLC	86,180
41,755	Enbridge Energy Management LLC*	1,020,910
19,000	EV Energy Partner LP	278,730
98,000	Harvest Natural Resources, Inc.*	421,400
61,000	HKN, Inc.*	181,170
47,000	Knightsbridge Tankers Ltd.	688,550
35,000	Lufkin Industries, Inc.	1,207,500
106,000	Newpark Resources, Inc.*	392,200
14,600	PHI, Inc.*	239,878
20,000	PHI, Inc., Non voting*	280,200
78,570	VeraSun Energy Corp.*	4,321

		5,989,069

Financials — 21.04%
70,000	21st Century Holding Co.	324,100
68,000	Advanta Corp., Class A	78,880
40,000	Affirmative Insurance Holdings, Inc.	58,000
105,000	American Equity Investment Life Holding Co.	735,000
75,000	American Independence Corp.*	206,250
19,000	American Safety Insurance Holdings Ltd.*	250,990
30,000	Ameris Bancorp	355,500
92,000	Asta Funding, Inc.	250,240
16,000	Avatar Holdings, Inc.*	424,320
21,000	Baldwin & Lyons, Inc., Class B	381,990
14,500	Bancinsurance Corp.*	52,925
45,000	BankUnited Financial Corp., Class A	7,650
31,000	Banner Corp.	291,710
100,000	Beverly Hills Bancorp, Inc.*	35,000
52,000	California First National Bancorp	343,720
21,000	Camco Financial Corp.	66,780
5,200	Capital Southwest Corp.	562,432
38,000	Capitol Bancorp Ltd.	296,400
25,000	Citizens South Banking Corp.	149,750
48,150	Citizens, Inc.*	467,055
133,000	Consumer Portfolio Services*	52,535
43,000	Cowen Group, Inc.*	268,320
63,821	Crawford & Co., Class B*	927,957
4,150	Deerfield Capital Corp.	14,774
65,777	Donegal Group, Inc., Class A	1,103,080
12,444	Donegal Group, Inc., Class B	206,446
75,040	Dynex Capital, Inc. REIT	490,762
31,000	EMC Insurance Group, Inc.	795,150
22,000	First Cash Financial Services, Inc.*	419,320
11,000	First Financial Corp.	450,890
54,000	First Merchants Corp.	1,199,340
14,000	First Pactrust Bancorp, Inc.	134,960
38,000	First Place Financial Corp.	145,540
42,000	First State Bancorp	69,300
25,000	Firstcity Financial Corp.*	49,500
66,000	Flagstar Bancorp, Inc.*	46,860
60,660	FNB Corp.	800,712
45,000	FNB United Corp.	141,300
23,000	FPIC Insurance Group, Inc.*	1,006,940
62,000	Franklin Bank Corp.*(b)	0
109,000	Fremont General Corp.*	4,905
2,250	FRMO Corp.*	3,263
55,000	Gateway Financial Holdings, Inc.(b)	267,850
45,000	Gladstone Investment Corp.	220,950
108,000	Guaranty Bancorp*	216,000
48,180	Harleysville National Corp.	695,719
63,000	Hercules Technology Growth Capital, Inc.	498,960

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

December 31, 2008 (Unaudited)

Shares		Value
38,000	HF Financial Corp.	$487,160
36,000	Independence Holding Co.	129,960
13,000	Indiana Community Bancorp	156,000
17,000	Infinity Property & Casualty Corp.	794,410
31,000	Intervest Bancshares Corp., Class A	123,690
8,300	Investors Title Co.	310,005
24,000	Jefferson Bancshares, Inc.	194,640
17,000	Kansas City Life Insurance Co.	736,950
56,930	LaBranche & Co., Inc.*	272,695
11,000	LSB Corp.	81,400
53,000	Marlin Business Services Corp.*	140,450
41,353	Mass Financial Corp., Class A*	175,750
108,000	MCG Capital Corp.	76,680
138,751	Meadowbrook Insurance Group, Inc.	893,554
62,000	Medallion Financial Corp.	473,060
43,000	Mercer Insurance Group, Inc.	543,520
136,000	MicroFinancial, Inc.	274,720
12,000	MutualFirst Financial, Inc.	81,000
5,300	National Security Group, Inc.	31,535
6,000	National Western Life Insurance Co., Class A	1,015,020
28,400	Navigators Group, Inc.*	1,559,444
43,000	NGP Capital Resources Co.	359,910
90,000	Nicholas Financial, Inc.*	211,500
16,000	NYMAGIC, Inc.	304,800
18,000	Pacific Mercantile Bancorp	88,200
50,000	Patriot Capital Funding, Inc.	182,000
104,830	Paulson Capital Corp.*	107,975
29,000	Peoples Bancorp, Inc.	554,770
65,000	PMA Capital Corp., Class A*	460,200
37,900	PMC Commercial Trust REIT	282,355
40,000	Presidential Life Corp.	395,600
39,000	Prospect Capital Corp.	466,830
19,000	Provident Financial Holdings, Inc.	85,880
89,000	Reis, Inc.*	445,000
49,000	Resource America, Inc., Class A	196,000
17,000	Safety Insurance Group, Inc.	647,020
50,000	Sanders Morris Harris Group, Inc.	299,500
42,000	SeaBright Insurance Holdings, Inc.*	493,080
25,000	Simmons First National Corp., Class A	736,750
32,000	Southern Community Financial Corp.	112,960
98,000	Specialty Underwriters Alliance, Inc.*	257,740
47,000	Stewart Information Services Corp.	1,104,030
9,999	Stifel Financial Corp.*	458,454
47,500	SWS Group, Inc.	900,125
54,000	TierOne Corp.	202,500
68,000	Unico American Corp.*	599,080
99,716	United Community Financial Corp.	89,744
128,000	United PanAm Financial Corp.*	204,800
19,000	United Western Bancorp, Inc.	177,840
4,600	Ziegler Cos., Inc. (The)*	65,320

		34,611,631

Health Care — 6.34%
31,000	Air Methods Corp.*	495,690
54,000	Albany Molecular Research, Inc.*	525,960
128,000	Allied Healthcare International, Inc.*	139,520
131,000	Allion Healthcare, Inc.*	539,720
11,000	American Shared Hospital Services*	11,440
46,000	Angiodynamics, Inc.*	629,740
92,000	BioScrip, Inc.*	204,240
61,000	Cantel Medical Corp.*	894,870
67,000	Cardiac Science Corp.*	502,500
26,000	Conmed Corp.*	622,440
46,000	Cross Country Healthcare, Inc.*	404,340
27,970	Hanger Orthopedic Group, Inc.*	405,845
82,000	HealthTronics, Inc.*	184,500
20,313	IntegraMed America, Inc.*	136,097
28,000	Invacare Corp.	434,560
7,100	Kewaunee Scientific Corp.	63,971
30,000	Lannett Co., Inc.*	150,000
31,000	Medcath Corp.*	323,640
84,000	Medical Staffing Network Holdings, Inc.*	19,740
19,000	Mediware Information Systems*	91,200
51,000	MedQuist, Inc.	104,550
42,000	National Dentex Corp.*	191,100
42,000	PDI, Inc.*	168,420
30,000	PharmaNet Development Group, Inc.*	27,300
43,000	PharMerica Corp.*	673,810
49,000	RehabCare Group, Inc.*	742,840
62,000	Res-Care, Inc.*	931,240
13,888	SXC Health Solutions Corp.*	258,455
29,000	Synovis Life Technologies, Inc.*	543,460

		10,421,188

Industrials — 22.06%
50,839	Aceto Corp.	508,898
24,000	Alamo Group, Inc.	358,800
125,000	Allied Motion Technologies, Inc.*	250,000
44,000	Altra Holdings, Inc.*	348,040
15,000	Amrep Corp.*	469,200
59,000	ATC Technology Corp.*	863,170
28,000	AZZ, Inc.*	702,800
34,000	Beacon Roofing Supply, Inc.*	471,920
103,000	Builders FirstSource, Inc.*	157,590
28,800	Cascade Corp.	859,968
95,000	Celadon Group, Inc.*	810,350
2,800	Chicago Rivet & Machine Co.	33,572
45,000	CIRCOR International, Inc.	1,237,500
41,000	Commercial Vehicle Group, Inc.*	38,130
40,000	Compx International, Inc.	211,200

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

December 31, 2008 (Unaudited)

Shares		Value
39,000	Consolidated Graphics, Inc.*	$882,960
37,000	Cornell Cos., Inc.*	687,830
29,000	Ducommun, Inc.	484,300
14,700	Eastern Co. (The)	126,420
11,880	Ecology and Environment, Inc., Class A	142,322
60,000	Encore Wire Corp.	1,137,600
62,000	Ennis, Inc.	750,820
20,000	EnPro Industries, Inc.*	430,800
39,000	Espey Manufacturing & Electronics Corp.	729,690
62,000	Excel Maritime Carriers Ltd.	436,480
17,600	Exponent, Inc.*	529,408
12,000	ExpressJet Holdings, Inc.*	20,400
79,000	Frozen Food Express Industries	448,720
21,000	G&K Services, Inc., Class A	424,620
80,000	Gibraltar Industries, Inc.	955,200
47,000	Griffon Corp.*	438,510
25,750	Hardinge, Inc.	104,288
43,000	Herley Industries, Inc.*	528,040
31,000	Houston Wire & Cable Co.	288,610
65,000	ICT Group, Inc.*	297,700
31,000	Insituform Technologies, Inc., Class A*	610,390
43,350	International Shipholding Corp.	1,098,056
19,000	Jinpan International Ltd.	275,690
12,000	Key Technology, Inc.*	226,680
76,000	Kforce, Inc.*	583,680
74,000	KHD Humboldt Wedag International Ltd.*	826,580
55,000	Kimball International, Inc., Class B	473,550
37,000	Ladish Co., Inc.*	512,450
64,000	LECG Corp.*	429,440
38,000	LS Starrett Co., Class A	611,800
51,750	LSI Industries, Inc.	355,523
66,000	Lydall, Inc.*	379,500
58,000	Mair Holdings Escrow Shares(a)(b)	45,820
31,875	Marten Transport Ltd.*	604,350
72,000	Mesa Air Group, Inc.*	18,720
44,117	Met-Pro Corp.	587,643
13,800	Michael Baker Corp.*	509,358
59,000	Miller Industries, Inc.*	312,700
85,000	Nashua Corp.*	446,250
21,000	NCI Building Systems, Inc.*	342,300
63,000	NN, Inc.	144,270
18,800	Northwest Pipe Co.*	801,068
106,000	On Assignment, Inc.*	601,020
33,100	PAM Transportation Services, Inc.*	231,700
41,000	Park-Ohio Holdings Corp.*	252,970
43,160	Patrick Industries, Inc.*	26,241
99,000	RCM Technologies, Inc.*	106,920
75,000	Robbins & Myers, Inc.	1,212,750
55,500	Rush Enterprises, Inc., Class A*	475,635
21,000	School Specialty, Inc.*	401,520
13,800	SL Industries, Inc.*	121,440
78,000	Spherion Corp.*	172,380
32,000	Standex International Corp.	634,880
41,000	Superior Uniform Group, Inc.	323,490
68,116	Supreme Industries, Inc., Class A	57,898
34,000	Tredegar Corp.	618,120
12,000	Trex Co., Inc.*	197,520
21,000	United Capital Corp.*	380,940
21,000	Universal Forest Products, Inc.	565,110
28,000	USA Truck, Inc.*	386,120
38,000	Vitran Corp., Inc.*	235,600
44,000	Volt Information Sciences, Inc.*	318,120
85,000	Wabash National Corp.	382,500
102,000	WCA Waste Corp.*	256,020
150,000	Westaff, Inc.*	96,000
125,000	Willdan Group, Inc.*	237,500
68,000	Willis Lease Finance Corp.*	630,360

		36,284,428

Information Technology — 11.76%
120,000	Acorn Energy, Inc.*	166,800
55,000	Actel Corp.*	644,600
100,000	Advanced Analogic Technologies, Inc.*	302,000
41,000	Agilysys, Inc.	175,890
59,000	Anaren, Inc.*	705,050
125,000	Axcelis Technologies, Inc.*	63,750
83,300	Bell Microproducts, Inc.*	49,980
14,000	Black Box Corp.	365,680
49,200	CalAmp Corp.*	22,140
85,000	Cascade Microtech, Inc.*	165,750
57,090	Catapult Communications Corp.*	375,081
77,000	Ciber, Inc.*	370,370
115,000	Comarco, Inc.*	92,000
23,000	Communications Systems, Inc.	179,400
73,000	Cyberoptics Corp.*	379,600
25,582	DG FastChannel, Inc.*	319,263
75,000	Digi International, Inc.*	608,250
36,000	DSP Group, Inc.*	288,720
77,000	Dynamics Research Corp.*	616,000
85,000	Edgewater Technology, Inc.*	220,150
131,000	EF Johnson Technologies, Inc.*	175,540
70,000	Electro Rent Corp.	781,200
39,000	Electro Scientific Industries, Inc.*	264,810
77,000	ePlus, Inc.*	810,040
39,000	Exar Corp.*	260,130
64,000	GSI Group, Inc.*	36,621
24,000	GTSI Corp.*	144,000
120,000	Hurray! Holding Co. Ltd. ADR*	228,000
28,000	Hutchinson Technology, Inc.*	97,440
123,000	InfoGROUP, Inc.	583,020
32,000	Infospace, Inc.	241,600
24,000	Integral Systems, Inc.*	289,200
110,375	Integrated Silicon Solution, Inc.*	179,911

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

December 31, 2008 (Unaudited)

Shares		Value
90,000	Jupitermedia Corp.*	$33,300
87,000	KEMET Corp.*	23,490
48,000	Keynote Systems, Inc.*	370,080
61,000	LeCroy Corp.*	186,050
21,000	Magal Security Systems Ltd.*	122,850
35,000	Measurement Specialties, Inc.*	243,250
104,000	Methode Electronics, Inc.	700,960
50,000	Newport Corp.*	339,000
60,000	NU Horizons Electronics Corp.*	103,200
48,000	Oplink Communications, Inc.*	412,800
40,000	Opnet Technologies, Inc.*	394,400
123,000	Optical Cable Corp.*	332,100
82,000	PC Connection, Inc.*	419,840
37,000	PDF Solutions, Inc.*	53,280
43,000	Pegasystems, Inc.	531,480
90,000	Perceptron, Inc.*	303,300
140,000	Performance Technologies, Inc.*	467,600
37,930	Photronics, Inc.*	73,964
28,000	Retalix Ltd.*	167,440
47,000	Richardson Electronics Ltd.	138,650
29,000	Rudolph Technologies, Inc.*	102,370
76,000	Semitool, Inc.*	231,800
70,000	Sigmatron International, Inc.*	159,600
46,000	Startek, Inc.*	204,700
27,000	SYNNEX Corp.*	305,910
70,560	TechTeam Global, Inc.*	412,776
21,000	Tessco Technologies, Inc.*	182,910
98,000	Tier Technologies, Inc., Class B*	529,200
120,000	Ulticom, Inc.*	612,000
46,000	Vignette Corp.*	432,860
97,000	White Electronic Designs Corp.*	355,020
100,000	WPCS International, Inc.*	197,000

		19,345,166

Materials — 4.55%
70,200	American Pacific Corp.*	565,110
12,000	ASA Ltd.	612,000
37,000	Blue Earth Refineries, Inc.*	35,150
107,000	Buckeye Technologies, Inc.*	389,480
18,000	Friedman Industries	120,240
29,000	Hawkins, Inc.	443,410
50,000	Headwaters, Inc.*	337,500
70,000	Innospec, Inc.	412,300
60,000	Material Sciences Corp.*	93,000
12,000	NewMarket Corp.	418,920
140,400	North American Palladium Ltd.*	256,932
23,000	Olympic Steel, Inc.	468,510
38,000	Penford Corp.	384,560
110,000	PolyOne Corp.*	346,500
34,000	Schulman (A), Inc.	578,000
30,000	Schweitzer-Mauduit International, Inc.	600,600
45,000	Spartech Corp.	281,700
10,000	Stepan Co.	469,900
16,000	Universal Stainless & Alloy*	231,840
88,610	US Concrete, Inc.*	297,730
3,200	Vulcan International Corp.	137,760

		7,481,142

Telecommunication Services — 0.69%
40,000	D&E Communications, Inc.	268,000
41,000	SureWest Communications	468,220
35,000	USA Mobility, Inc.*	404,950

		1,141,170

Utilities — 4.28%
14,000	American States Water Co.	461,720
10,054	California Water Service Group	466,807
29,000	Central Vermont Public Service Corp.	691,940
17,000	CH Energy Group, Inc.	873,630
15,700	Chesapeake Utilities Corp.	494,236
23,500	Connecticut Water Service, Inc.	554,835
9,000	Delta Natural Gas Co., Inc.	218,250
71,000	Empire District Electric Co. (The)	1,249,600
18,000	Florida Public Utilities Co.	189,180
4,900	Maine & Maritimes Corp.	190,365
30,400	Middlesex Water Co.	523,792
6,500	RGC Resources, Inc.	165,750
15,800	SJW Corp.	473,052
45,644	Southwest Water Co.	146,974
16,476	Unitil Corp.	340,229

		7,040,360

Total Common Stocks (Cost $264,382,757)		158,957,487

Preferred Stock — 0.27%
3,623	Inverness Medical Innovations, Inc.*	436,571

Total Preferred Stock (Cost $632,148)		436,571

Exchange Traded Funds — 2.09%
107,000	iShares Russell Microcap Index Fund	3,407,950
4,000	PowerShares Zacks Micro Cap Portfolio	35,320

Total Exchange Traded Funds (Cost $3,325,403)		3,443,270

Warrants/Rights — 0.00%
2,967	DEL Global Technologies Corp., Warrants, expire 03/28/09, strike $1.50*	3

Total Warrants/Rights (Cost $0)		3

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	$0
1,579	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds (Cost $0)		0

Shares
Investment Company — 0.23%
375,300	Wells Fargo Prime Investment Money Market Fund	375,300

Total Investment Company (Cost $375,300)		375,300

Principal Amount
Repurchase Agreement — 0.73%
$1,200,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $1,200,007 (fully collateralized by Fannie Mae with a maturity date of 8/1/35 at a rate of 4.50%).	1,200,000

Total Repurchase Agreement (Cost $1,200,000)		1,200,000

Total Investments (Cost $269,915,608)(c) — 99.96%		164,412,631

Other assets in excess of liabilities — 0.04%		65,767

NET ASSETS — 100.00%		$164,478,398

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 5.72%
California — 0.95%
$355,000	Los Angeles Community Redevelopment Agency Tax Allocation, Series B, OID, 5.90%, 9/1/35, (Credit Support: RADIAN), Callable 9/01/15 @ 100	$239,419
135,000	San Diego Metropolitan Transportation Development Board Revenue, Series A, 3.86%, 12/1/09, (Credit Support: MBIA)	136,107

		375,526

Illinois — 1.35%
425,000	Bensenville GO, Series E, 4.65%, 12/1/11, Callable 2/05/09 @ 100	396,087
165,000	Village of Riverdale GO, 9.62%, 1/1/27	139,696

		535,783

Michigan — 0.32%
160,000	Township of Buena Vista GO, 8.00%, 4/1/32, Callable 4/01/18 @ 100	125,624

Missouri — 0.65%
270,000	Missouri Development Finance Board Revenue, Series A, OID, 6.00%, 3/1/24, Callable 3/01/16 @ 100	257,855

Nebraska — 1.16%
320,000	Saunders County School District No. 107 GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	284,806
200,000	Saunders County School District No. 72 GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	178,004

		462,810

North Carolina — 0.44%
200,000	North Carolina Housing Finance Agency Revenue Series A, 3.70%, 7/1/31, (Credit Support: FSA), Callable 7/01/12 @ 100(a)	176,740

Texas — 0.85%
390,000	San Antonio Convention Hotel Finance Corp. Revenue, Series B, 5.10%, 7/15/20, (Credit Support: AMBAC)	336,391

Total Municipal Bonds (Cost $2,568,843)		2,270,729

Asset Backed Securities — 4.37%
Banking & Financial Services — 4.37%
341,959	Countrywide Asset-Backed Certificates, Series 2007-A1, Class 2A1, 0.76%, 5/25/47, Callable 2/25/21 @ 100(a)(b)	212,977
176,654	Countrywide Home Equity Loan Trust, Series 2002-G, Class A, 1.57%, 12/15/28, Callable 1/15/09 @ 100(a)	130,913
95,462	Countrywide Home Equity Loan Trust, Series 2002-H, Class A, 1.60%, 1/15/29, Callable 1/15/09 @ 100(a)	64,143
77,747	Countrywide Home Equity Loan Trust, Series 2003-BA, 1.51%, 4/15/29, Callable 1/15/09 @ 100(a)	53,614
287,162	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, 1.47%, 5/15/29, Callable 1/15/09 @ 100(a)	176,927
183,950	Countrywide Home Equity Loan Trust, Series 2003-D, Class A, 1.46%, 6/15/29, Callable 1/15/09 @ 100(a)	99,528
188,960	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, 1.42%, 4/15/30, Callable 1/15/09 @ 100(a)	92,204
118,382	Countrywide Home Equity Loan Trust, Series 2004-E, Class 2A, 1.46%, 6/15/29, Callable 1/15/09 @ 100(a)	69,014
194,426	Countrywide Home Equity Loan Trust, Series 2004-F, Class 2A, 1.46%, 5/15/34, Callable 1/15/09 @ 100(a)	102,123
90,820	Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 1.49%, 2/15/34, Callable 11/15/09 @ 100(a)	49,964
28,033	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, 1.50%, 2/15/34, Callable 1/15/09 @ 100(a)	12,318
41,679	Countrywide Home Equity Loan Trust, Series 2004-T, Class 2A, 1.44%, 1/15/30, Callable 1/15/09 @ 100(a)	21,574
75,170	First Horizon Asset Back Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	63,163
360,000	Flagstar Home Equity Loan Trust, Series 2007-1A, Class AF2 (STEP), 5.77%, 1/25/35(c)	268,048
1,631	New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 (STEP), 7.20%, 10/25/28, Callable 1/25/09 @ 100	1,626

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$217,384	Structured Asset Securities Corp., Series 2007-RM1, Class A1, 0.75%, 5/25/47(a)(c)	$144,153
196,843	WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A1, 0.58%, 4/25/37(a)	171,247

Total Asset Backed Securities (Cost $2,075,866)		1,733,536

Collateralized Mortgage Obligations — 20.58%
Banking & Financial Services — 20.58%
367,885	ABN AMRO Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/33, Callable 3/25/26 @ 100	320,405
157,442	Banc of America Funding Corp., Series 2005-D, Class B1, 4.15%, 5/25/35, Callable 9/25/28 @ 100(a)	59,924
542,554	Banc of America Funding Corp., Series 2006-R2, Class A1, 6.05%, 7/28/46(a)(b)(d)	235,902
158,566	Banc of America Funding Corp., Series 2007-4, Class SB2, 5.42%, 11/25/34(a)	55,620
136,728	Banc of America Funding Corp., Series 2007-4, Class SB3, 5.42%, 11/25/34(a)	38,277
168,286	Banc of America Mortgage Securities, Inc., Series 2003-J, Class B2, 5.11%, 11/25/33, Callable 4/25/10 @ 100(a)	53,463
214,120	Banc of America Mortgage Securities, Inc., Series 2004-D, Class B1, 4.23%, 5/25/34, Callable 5/25/13 @ 100(a)	127,423
518,382	Banc of America Mortgage Securities, Inc., Series 2004-F, Class 2A7, 4.15%, 7/25/34(a)	499,258
431,761	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.43%, 2/25/36, Callable 4/25/23 @ 100(a)	304,530
418,068	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 3A2, 4.95%, 2/25/34, Callable 3/25/16 @ 100(a)	338,536
340,000	Chase Mortgage Finance Corp., Series 2006-A1 , Class 2A3, 6.00%, 9/25/36, Callable 9/25/27 @ 100(a)	145,947
72,698	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35, Callable 5/25/22 @ 100(a)	60,505
351,000	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A1, 5.50%, 1/25/36	321,477
845,943	Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5 (STEP), 4.97%, 7/25/35, Callable 9/25/18 @ 100	756,387
289,554	Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1, 6.75%, 8/25/37, Callable 8/25/23 @ 100	114,283
199,037	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-21, Class B2, 4.78%, 5/25/33, Callable 1/25/09 @ 100(a)	44,286
132,331	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	116,954
297,864	First Horizon Asset Securities, Inc., Series 2004-AR1, Class B2, 4.93%, 2/25/34, Callable 2/25/12 @ 100(a)(d)	148,634
480,000	Homebanc Mortgage Trust, Series 2006-1, Class 3A2, 5.89%, 4/25/37, Callable 8/25/26 @ 100(a)(d)	266,914
219,996	JPMorgan Mortgage Trust, Series 2004-A4, Class 2A2, 4.61%, 9/25/34, Callable 6/25/22 @ 100(a)	166,913
2,094	JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 12/25/18 @ 100	1,835
607,927	Master Asset Securitization Trust, Series 2003-12, Class 6A1, 5.00%, 12/25/33, Callable 1/25/28 @ 100	529,466
710,379	Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 2A1, 4.54%, 12/25/34, Callable 9/25/16 @ 100(a)	426,006
439,492	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class M1 4.87%, 6/25/35, Callable 4/25/22 @ 100(a)	157,074
523	Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 5.53%, 2/25/34, Callable 1/25/12 @ 100(a)	288
421,426	Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.00%, 10/25/37, Callable 4/25/37 @ 100	219,751
299,375	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19, Callable 1/25/16 @ 100	287,962

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$106,115	Sequoia Mortgage Trust, Series 2003-4, Class 1B2, 4.48%, 7/20/33, Callable 1/20/09 @ 100(a)(d)	$59,337
200,218	Sequoia Mortgage Trust, Series 2003-4, Class 2B4, 5.49%, 7/20/33, Callable 5/20/09 @ 100(a)	59,627
27,157	Structured Asset Securities Corp., Series 2002-11A, Class 2A1, 5.53%, 6/25/32, Callable 1/25/09 @ 100(a)	19,805
417,549	Structured Asset Securities Corp., Series 2003-30, Class 1A1, 5.50%, 10/25/33, Callable 2/25/28 @ 100	407,110
306,751	SunTrust Acquisition Closed-end Seconds Trust, Series 2007-1, Class A, 0.79%, 4/25/37, Callable 10/25/12 @ 100(a)	55,779
130,112	Vendee Mortgage Trust, Series 1992-1, Class 2Z, 7.75%, 5/15/22, Callable 11/15/17 @ 100	144,591
756,908	WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 10/25/29 @ 100	712,203
239,423	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class B2, 4.26%, 1/25/35, Callable 9/25/21 @ 100(a)(d)	101,208
328,570	WaMu Mortgage Pass-Through Certificates, Series 2004-AR7, Class B1, 3.94%, 7/25/34, Callable 8/25/20 @ 100(a)	164,684
412,757	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	337,526
343,588	Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class B1, 4.26%, 9/25/34, Callable 9/25/16 @ 100(a)	299,822
113,382	Wells Fargo Mortgage Backed Securities Trust, Series 2006-20, Class B4, 5.50%, 12/25/21, Callable 7/25/16 @ 100	7,760

Total Collateralized Mortgage Obligations (Cost $12,029,223)		8,167,472

Corporate Bonds — 30.37%
Aerospace & Defense — 0.34%
145,000	L-3 Communications Corp., 6.13%, 7/15/13, Callable 2/05/09 @ 103	133,400

Agriculture — 0.86%
346,000	Archer-Daniels-Midland Co., 5.45%, 3/15/18	340,574

Apparel — 0.34%
156,000	Phillips-Van Heusen, 7.25%, 2/15/11, Callable 2/05/09 @ 104	136,500

Banks — 4.41%
213,000	Barclays Bank PLC, 6.28%, 12/15/34, Callable 12/15/34 @ 100(a)(d)	126,794
200,000	BB&T Capital Trust IV, 6.82%, 6/12/48, Callable 6/12/37 @ 100(a)	125,101
171,000	CBA Capital Trust I, 5.81%, 6/30/15, Callable 6/30/15 @ 100(c)	114,804
164,000	Chase Capital II, 3.69%, 2/1/27, Callable 2/05/09 @ 100(a)	85,678
136,000	Chase Capital III, 2.75%, 3/1/27, Callable 2/05/09 @ 100(a)	69,238
179,000	Frost National Bank, 6.88%, 8/1/11	172,448
382,000	Nationsbank Capital Trust III, 5.30%, 1/15/27, Callable 2/05/09 @ 100(a)	188,614
250,000	People’s United Bank, 9.88%, 11/15/10	241,101
212,000	Popular North America, Inc., 5.65%, 4/15/09	210,031
235,000	Rabobank Capital Funding II, 5.26%, 12/31/13, Callable 12/31/13 @ 100(a)(c)	124,322
222,000	Regions Financing Trust II, 6.63%, 5/15/47, Callable 5/15/27 @ 100(a)	120,850
374,000	Wachovia Capital Trust II, 5.32%, 1/15/27, Callable 2/05/09 @ 100(a)	170,974

		1,749,955

Beverages — 0.48%
191,000	Diageo Finance BV, 5.50%, 4/1/13	189,898

Biotechnology — 0.12%
53,000	Bio-Rad Laboratories, Inc., 7.50%, 8/15/13, Callable 2/05/09 @ 104	47,037

Building Materials — 0.21%
110,000	Texas Industries, Inc., 7.25%, 7/15/13, Callable 7/15/09 @ 104	84,975

Chemicals — 1.28%
148,000	Methanex Corp., 8.75%, 8/15/12(d)	148,175
160,000	Mosaic Co. (The), 7.63%, 12/1/16, Callable 12/01/11 @ 104(c)	128,000
155,000	Potash Corp. of Saskatchewan, 7.75%, 5/31/11	161,432
76,000	Valspar Corp., 5.63%, 5/1/12	70,162

		507,769

Coal — 0.25%
114,000	Arch Western Finance LLC, 6.75%, 7/1/13, Callable 2/05/09 @ 103	99,180

Commercial Services — 0.75%
142,000	Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/09 @ 103	132,060

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$152,000	Equifax, Inc., 6.30%, 7/1/17	$110,108
72,000	Service Corp. International, 6.75%, 4/1/15	56,880

		299,048

Consumer Cyclical — 0.49%
207,000	CVS Caremark Corp., 5.75%, 6/1/17	194,884

Distribution/Wholesale — 0.39%
183,000	Owens & Minor, Inc., 6.35%, 4/15/16	154,210

Diversified Financial Services — 3.38%
286,000	Citigroup Capital XXI, 8.30%, 12/21/37(a)	220,574
216,000	Credit Suisse Guernsey Ltd., 5.86%, 5/15/49, Callable 5/15/17 @ 100(a)	100,814
475,000	Fort Knox Military Housing Privatization Project, 4.90%, 2/15/49, (Credit Support: AMBAC), Callable 2/05/09 @ 100(a)(b)(d)	320,450
268,000	General Electric Capital Corp., 6.00%, 6/15/12	274,981
112,000	Morgan Stanley, 4.62%, 1/9/14(a)	77,554
61,950	Pemex Finance Ltd., 9.69%, 8/15/09, (Credit Support: MBIA)	62,333
188,000	Premium Asset Trust, Series 2004-04, 4.13%, 3/12/09(b)(d)	22,823
110,000	Sovereign Bancorp, Inc., 4.90%, 9/23/10	98,655
250,000	Travelers Cos., Inc. (The), 6.25%, 3/15/37, Callable 3/15/17 @ 100	163,759

		1,341,943

Electric — 1.49%
242,000	Energy East Corp., 6.75%, 7/15/36	198,579
154,000	Potomac Electric Power Co., 6.50%, 11/15/37	150,322
158,000	Public Service Co. of Oklahoma, 6.15%, 8/1/16	148,000
203,000	Puget Sound Energy, Inc., 6.97%, 6/1/67, Callable 6/01/17 @ 100(a)	93,380

		590,281

Electronics — 0.54%
244,000	Thermo Fisher Scientific, Inc., 5.00%, 6/1/15	214,720

Engineering & Construction — 0.31%
176,000	Dycom Industries, Inc., 8.13%, 10/15/15, Callable 10/15/10 @ 104	124,080

Food — 0.20%
90,000	Corn Products International, Inc., 6.00%, 4/15/17	78,405

Government - Other — 0.24%
85,366	New Valley Generation III, 4.69%, 1/15/22	96,557

Healthcare - Services — 0.43%
176,000	Laboratory Corp. of America Holdings, 5.50%, 2/1/13	168,877

Insurance — 4.73%
300,000	Americo Life, Inc., 7.88%, 5/1/13(c)	285,000
375,000	ING Capital Funding Trust III, 8.44%, 12/31/10(a)	188,742
225,000	MetLife, Inc., 6.40%, 12/15/36, Callable 12/15/31 @ 100	135,000
247,000	Navigators Group, Inc., 7.00%, 5/1/16	157,135
255,000	NLV Financial Corp., 7.50%, 8/15/33(c)	297,758
199,000	OneAmerica Financial Partners, Inc., 7.00%, 10/15/33(c)	184,071
225,000	Selective Insurance Group, 6.70%, 11/1/35	265,094
250,000	Unitrin, Inc., 4.88%, 11/1/10	226,425
197,000	Willis North America, Inc., 6.20%, 3/28/17	136,479

		1,875,704

Iron/Steel — 0.61%
199,000	Nucor Corp., 5.75%, 12/1/17	196,672
60,000	Steel Dynamics, Inc., 7.38%, 11/1/12	43,800

		240,472

Machinery-Diversified — 1.35%
190,000	Joy Global, Inc., 6.00%, 11/15/16	159,764
195,000	Rockwell Automation, Inc., 5.65%, 12/1/17	201,600
202,000	Westinghouse Air Brake, 6.88%, 7/31/13	173,720

		535,084

Media — 1.26%
242,000	Comcast Cable Holdings LLC, 9.80%, 2/1/12	255,117
255,000	News America Holdings, Inc., 7.70%, 10/30/25	243,687

		498,804

Metal Fabricate/Hardware — 0.15%
70,000	Valmont Industries, Inc., 6.88%, 5/1/14, Callable 5/01/09 @ 103	59,500

Office Furnishings — 0.47%
198,000	Steelcase, Inc., 6.50%, 8/15/11	186,462

Pharmaceuticals — 0.70%
178,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	186,958
131,000	NBTY, Inc., 7.13%, 10/1/15, Callable 10/01/10 @ 104	93,010

		279,968

Pipelines — 1.16%
198,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	165,605

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$130,000	Sonat, Inc., 7.63%, 7/15/11	$118,526
46,000	Spectra Energy Capital LLC, 7.50%, 10/1/09	45,625
150,000	Trans-Canada Pipelines Ltd., 6.20%, 10/15/37	130,296

		460,052

REITS — 0.71%
126,000	Duke Realty LP, 5.63%, 8/15/11	97,461
259,000	Realty Income Corp., 5.95%, 9/15/16	184,699

		282,160

Software — 0.64%
272,000	Fiserv, Inc., 6.13%, 11/20/12	255,554

Telecommunication Services — 1.02%
176,000	AT&T, Inc., 6.40%, 5/15/38	188,528
184,000	Verizon Communications, Inc., 8.75%, 11/1/18	215,873

		404,401

Transportation — 1.06%
182,000	CSX Corp., 6.75%, 3/15/11	181,284
125,000	Navios Maritime Holdings, Inc., 9.50%, 12/15/14, Callable 12/15/10 @ 104.75	69,375
174,000	Union Pacific Corp., 6.13%, 1/15/12	169,432

		420,091

Total Corporate Bonds (Cost $14,880,135)		12,050,545

Preferred Term Securities — 0.48%
125,000	Preferred Term Securities XIV, Inc., 0.76%, 6/24/34(b)(d)	27,350
150,000	Preferred Term Securities XIX, Inc., 0.57%, 12/22/35(b)(d)	26,250
125,000	Preferred Term Securities XVI, Inc., 0.40%, 3/23/35(b)(d)	3,125
175,000	Preferred Term Securities XVIII, Inc., 0.63%, 6/24/34(b)(d)	32,287
150,000	Preferred Term Securities XXIV, Inc., 0.02%, 9/25/35(b)(d)	42,870
250,000	Preferred Term Securities XXV, Inc., 0.03%, 6/22/37(b)(d)	33,750
150,000	Preferred Term Securities XXVI, Inc., 0.03%, 9/22/37(b)(d)	26,400

Total Preferred Term Securities (Cost $996,193)		192,032

U.S. Government Agency Backed Mortgages — 41.98%
Fannie Mae — 33.11%
4,000,000	(TBA), 4.50%, 2/15/39	4,036,248
8,386	Pool #124425, 9.25%, 10/1/20	9,145
668,030	Pool #254764, 5.50%, 6/1/23	687,257
386	Pool #519217, 7.00%, 2/1/30	409
240	Pool #529175, 7.00%, 2/1/30	254
17,939	Pool #626582, 5.50%, 3/1/17	18,573
100,021	Pool #635169, 5.00%, 8/1/17	103,566
34,407	Pool #644943, 5.50%, 5/1/17	35,622
310,134	Pool #740447, 4.50%, 9/1/18	319,885
832,021	Pool #796610, 5.50%, 10/1/34	854,417
30,753	Pool #898644, 6.50%, 1/1/37	31,976
21,368	Pool #898682, 6.50%, 2/1/37	22,218
27,244	Pool #898684, 6.50%, 2/1/37	28,328
73,496	Pool #907600, 6.50%, 12/1/36	76,424
252,781	Pool #913327, 6.50%, 4/1/22	262,635
24,539	Pool #916843, 6.50%, 4/1/37	25,516
87,987	Pool #922123, 6.50%, 4/1/37	91,488
375,435	Pool #933554, 6.00%, 3/1/38	386,890
198,517	Pool #936193, 6.50%, 5/1/37	206,416
294,561	Pool #960143, 6.00%, 11/1/37	303,577
856,932	Pool #961560, 6.00%, 2/1/38	883,078
1,998,050	Pool #986937, 5.50%, 9/1/38	2,050,271
540,583	Pool #987036, 6.00%, 8/1/38	557,077
335,000	Pool #991101, 5.00%, 12/1/38	342,395
6,832	Series 1988-16, Class B, 9.50%, 6/25/18	7,577
770,000	Series 1997-M9, Class C, 6.52%, 7/25/16	821,136
130,600	Series 2002-W11, Class AF5 (STEP), 5.48%, 11/25/32, Callable 1/25/09 @ 100	130,443
505,000	Series 2004-32, Class AY, 4.00%, 5/25/19	482,420
405,000	Series 2005-W2, Class A8, 5.41%, 5/25/35, Callable 6/25/26 @ 100	364,428

		13,139,669

Freddie Mac — 2.68%
10,052	Pool #170170, 9.00%, 6/1/16	10,903
394,072	Pool #1B2721, 4.38%, 1/1/35(a)	393,605
7,427	Pool #306588, 8.00%, 10/1/18	7,835
493,325	Pool #A70902, 6.00%, 1/1/38	508,735
38,280	Pool #C00921, 7.50%, 2/1/30	40,630
9,969	Pool #G10625, 8.00%, 1/1/12	10,492
87,439	Series 2178-PB, 7.00%, 8/15/29, Callable 12/15/11 @ 100	92,454

		1,064,654

Ginnie Mae — 6.19%
31,939	Pool #003132, 6.00%, 9/20/31	33,020
82,402	Pool #003296, 6.00%, 10/20/32	85,109
764	Pool #152589, 9.50%, 4/15/16	830
6,602	Pool #269020, 9.50%, 1/15/19	7,190
9,567	Pool #342206, 6.50%, 12/15/23	9,983
5,887	Pool #361064, 6.50%, 8/15/23	6,143
5,995	Pool #363767, 6.50%, 11/15/23	6,255

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$24,602	Pool #376510, 7.00%, 5/15/24	$26,070
195,375	Pool #380866, 7.00%, 3/15/24	207,034
8,647	Pool #398964, 7.50%, 11/15/11	9,062
1,836	Pool #433258, 7.50%, 10/15/11	1,924
6,510	Pool #433263, 7.50%, 10/15/11	6,822
10,071	Pool #441009, 8.00%, 11/15/26	10,719
215,473	Pool #442164, 8.00%, 12/15/26	229,350
2,298	Pool #485682, 6.50%, 8/15/31	2,415
1,570	Pool #549180, 6.00%, 5/15/31	1,627
37,849	Pool #552381, 6.00%, 2/15/32	39,191
31,890	Pool #558945, 6.00%, 4/15/33	33,001
8,329	Pool #565982, 7.00%, 7/15/32	8,758
4,156	Pool #568184, 6.50%, 11/15/31	4,368
51,516	Pool #578345, 6.00%, 8/15/32	53,343
33,012	Pool #584369, 7.00%, 4/15/32	34,712
80,951	Pool #584486, 6.00%, 6/15/32	83,822
21,409	Pool #591571, 7.50%, 7/15/32	22,720
6,172	Pool #591581, 7.00%, 8/15/32	6,490
134,466	Pool #592154, 5.00%, 8/15/33	138,451
163,298	Pool #597857, 5.00%, 8/15/33	168,137
32,511	Pool #598131, 6.00%, 3/15/33	33,644
17,993	Pool #780332, 8.00%, 11/15/09	18,212
137,130	Pool #781124, 7.00%, 12/15/29	145,154
164,428	Pool #781547, 6.00%, 1/15/33	170,331
41,807	Series 2001-58, Class B, 5.14%, 6/16/23(a)	42,238
490,000	Series 2004-12, Class C, 5.15%, 12/16/40(a)	498,397
305,000	Series 2004-25, Class BA, 4.93%, 11/16/44	312,117

		2,456,639

Total U.S. Government Agency Backed Mortgages (Cost $16,504,432)		16,660,962

U.S. Government Agency Obligations — 3.81%
Fannie Mae — 2.50%
935,000	3.88%, 7/12/13	992,219

Freddie Mac — 1.31%
460,000	5.00%, 7/15/14	518,228

Small Business Administration — 0.00%
421	10.05%, 4/01/09, Callable 2/04/09 @ 100	428

Total U.S. Government Agency Obligations (Cost $1,428,242)		1,510,875

Shares
Investment Company — 2.59%
126,458	Bayview Financial Acquisition Trust	107,805
918,496	Wells Fargo Prime Investment Money Market Fund	918,496

Total Investment Company (Cost $1,027,595)		1,026,301

Total Investments (Cost $51,510,529)(e) — 109.90%		43,612,452

Liabilities in excess of other assets — (9.90)%		(3,928,749)

NET ASSETS — 100.00%		$39,683,703

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2008.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $984,184 or 2.48% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2008 Carrying Value Per Unit
$542,554	Banc of America Funding Corp. Series 2006-R2 Class A1	10/19/2006	$547,344	$0.4348
341,959	Countrywide Asset-Backed Certificates Series 2007-A1 Class 2A1	7/18/2007	334,083	0.6228

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

December 31, 2008 (Unaudited)

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2008 Carrying Value Per Unit
$475,000	Fort Knox Military Housing Privatization Project	1/29/2007	$475,000	$0.6746
125,000	Preferred Term Securities XIV, Inc.	6/7/2007	95,950	0.2188
125,000	Preferred Term Securities XVI, Inc.	4/13/2007	109,695	0.0250
175,000	Preferred Term Securities XVIII, Inc.	5/14/2007	134,499	0.1845
150,000	Preferred Term Securities XXIV, Inc.	5/16/2007	142,740	0.2858
150,000	Preferred Term Securities XIX, Inc.	5/11/2007	121,868	0.1750
250,000	Preferred Term Securities XXV, Inc.	3/16/2007	246,955	0.1350
150,000	Preferred Term Securities XXVI, Inc.	6/15/2007	144,486	0.1760
188,000	Premium Asset Trust, Series 2004-04	4/20/2007	178,600	0.1214

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(e)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FSA – Insured by Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Insured by MBIA

OID – Original Issue Discount

RADIAN – RADIAN Group, Inc.

STEP – Step Coupon Bond

TBA – To Be Announced

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 96.25%
Arizona — 1.53%
$250,000	Surprise Municipal Property Corp. Revenue, 4.50%, 4/1/17, Callable 4/1/11 @ 100	$230,905

California — 3.72%
500,000	City of Santa Rosa Refunding Revenue, Series B, 6.00%, 9/1/15, (Credit Support: MBIA-RE FGIC)	559,340

Colorado — 5.52%
500,000	Arkansas River Power Authority Revenue, 5.00%, 10/1/14, (Credit Support: XLCA)	482,405
290,000	Colorado Educational & Cultural Facilities Authority Revenue, American Academy Project, 6.25%, 12/1/18	268,192
100,000	Denver West Metropolitan District, GO, Series B, 5.70%, 12/1/17, Callable 2/5/09 @ 100	80,808

		831,405

Florida — 9.18%
500,000	County of Miami-Dade Refunding Revenue, Series A, 5.44%, 10/1/15, (Credit Support: MBIA), Callable 2/5/09 @ 73(a)	365,355
500,000	Florida State Board of Education, GO, Series J, 5.00%, 6/1/19, Callable 6/1/13 @ 101	519,870
500,000	Putnam County Development Authority, Refunding Revenue, 5.35%, 3/15/42, (Credit Support: AMBAC)(b)	496,705

		1,381,930

Illinois — 11.56%
500,000	Cook County School District No. 148, Dolton, Series E, 4.75%, 12/1/23, (Credit Support: FSA), Callable 12/1/18 @ 100	415,130
350,000	Illinois Finance Authority Revenue, 5.00%, 12/1/21, Callable 12/1/16 @ 100	252,675
380,000	Illinois Finance Authority Revenue, 5.13%, 4/1/19, Callable 4/1/17 @ 100	300,949
200,000	Illinois Finance Authority Revenue, Series A, 4.95%, 7/1/15, (Credit Support: GO of Participants), Callable 7/1/14 @ 101	163,930
300,000	Illinois Finance Authority Revenue, Series A, 5.05%, 7/1/17, (Credit Support: GO of Participants), Callable 7/1/14 @ 101	233,865
440,000	Markham, GO, Series B, 5.75%, 2/1/21, Callable 2/1/18 @ 100	374,233

		1,740,782

Indiana — 13.18%
180,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.80%, 8/1/17, Callable 2/1/16 @ 100	172,431
135,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.85%, 2/1/18, Callable 2/1/16 @ 100	127,595
380,000	City of Anderson Refunding Revenue, 5.00%, 10/1/19, Callable 4/1/17 @ 100	275,432
450,000	Indiana Bond Bank Refunding Revenue, Series A, 5.00%, 8/1/16, (Credit Support: FSA)	504,059
100,000	Munster Municipal Center Corp. Revenue, 4.25%, 7/15/11	102,551
445,000	Munster Municipal Center Corp. Revenue, 4.70%, 7/15/17, Callable 1/15/14 @ 100	447,367
345,000	Noblesville Multi School Building Corp. Revenue, 4.00%, 1/15/14, (Credit Support: MBIA-RE FGIC, State Aid Withholding)	354,004

		1,983,439

Louisiana — 1.09%
150,000	State of Louisiana Refunding GO, Series B, 5.00%, 7/15/15, (Credit Support: CIFG)	164,859

Maryland — 2.08%
350,000	City of Baltimore Revenue, Series A, 5.00%, 9/1/14, (Credit Support: XLCA)	313,670

Massachusetts — 6.99%
1,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series C, 5.75%, 7/1/12, Callable 7/1/11 @ 101	1,052,270

Michigan — 1.86%
250,000	Michigan State Building Authority Revenue, Series III, Pre-Refunded, 5.38%, 10/15/16, Callable 10/15/12 @ 100	279,558

Minnesota — 3.15%
600,000	Minnesota Higher Education Facilities Authority Revenue, Bethel University Project, Series 6R, 5.50%, 5/1/22, Callable 5/1/17 @ 100	473,802

Missouri — 4.07%
250,000	Missouri Development Finance Board Revenue, Series A, 5.25%, 3/1/15	271,567
385,000	St. Louis Park Revenue, Series C, 5.50%, 7/1/23, Callable 7/1/18 @ 100	340,833

		612,400

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
Ohio — 1.50%
$225,000	State of Ohio Revenue, 4.00%, 4/1/09	$226,143

Oklahoma — 13.30%
225,000	Jay Industrial Authority Revenue, 4.75%, 9/1/10	232,326
500,000	McClain County Economic Development Authority Revenue, 5.00%, 9/1/11	511,935
380,000	Oklahoma Baptist University Authority Revenue, 5.25%, 12/1/14	345,526
300,000	Pottawatomie County Facilities Authority Revenue, 5.00%, 9/1/10	310,428
230,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/13	242,641
100,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/14	105,516
245,000	Tulsa Industrial Authority Revenue, 4.30%, 10/1/12	253,012

		2,001,384

Texas — 8.85%
100,000	Northeast Travis County Utility District, GO, 4.50%, 9/1/13, Callable 9/1/11 @ 100	104,262
65,000	Northeast Travis County Utility District, GO, 4.60%, 9/1/14, Callable 9/1/11 @ 100	67,580
90,000	Northeast Travis County Utility District, GO, 4.65%, 9/1/15, Callable 9/1/11 @ 100	93,198
405,000	San Leanna Educational Facilities Corp. Refunding Revenue, 5.00%, 6/1/18, Callable 6/1/17 @ 100	323,206
500,000	University of Texas Refunding Revenue, Series B, 5.25%, 8/15/19	557,245
250,000	Varner Creek Utility District GO, 5.50%, 8/15/22, Callable 8/15/18 @ 100	186,232

		1,331,723

Washington — 4.56%
55,000	Adams County Park & Recreation District No. 4, Refunding GO, 4.13%, 12/1/15	58,478
100,000	Adams County Park & Recreation District No. 4, Refunding GO, 4.13%, 12/1/16	105,624
500,000	City of Seattle Refunding Revenue, 5.63%, 12/1/16, Callable 12/1/10 @ 100	521,630

		685,732

Wisconsin — 4.11%
300,000	Manitowoc Refunding Revenue, 5.00%, 8/1/10	310,107
400,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, Series A, 5.00%, 2/15/17, Callable 2/15/16 @ 100	308,484

		618,591

Total Municipal Bonds (Cost $15,322,622)		14,487,933

Shares
Investment Companies — 2.57%
386,720	Wells Fargo National Tax Free Money Market Fund	386,720

Total Investment Companies (Cost $386,720)		386,720

Total Investments (Cost $15,709,342)(c) — 98.82%		14,874,653

Other assets in excess of liabilities — 1.18%		177,802

NET ASSETS — 100.00%		$15,052,455

(a)	Represents effective yield to maturity on date of purchase.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2008.
(c)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

FGIC – Federal Guaranty Insurance Corp.

FSA – Financial Security Assurance Inc.

GO – General Obligation

MBIA – Insured by MBIA

MBIA-RE FGIC – MBIA re-insure FGIC

XLCA – XL Capital Assurance

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 0.34%
Asset Backed Auto Receivables — 0.34%
$24,932,636	Honda Auto Receivables Owner Trust, Series 2008-1, Class A1, 2.92%, 7/20/09	$24,932,636
12,333,993	World Omni Auto Receivables Trust, Series 2008-B, Class A1, 3.00%, 8/17/09	12,333,993

Total Asset Backed Securities (Cost $37,266,629)		37,266,629

Commercial Paper — 16.53%
Chemicals — 1.81%
100,000,000	BASF SE, 1.42%, 1/8/09(a)	99,976,333
100,000,000	BASF SE, 1.61%, 1/5/09(a)(b)	99,986,584

		199,962,917

Consumer Staples — 0.48%
53,200,000	The Coca-Cola Co., 0.90%, 1/16/09(a)	53,181,380

Finance - Diversified Domestic — 4.56%
50,000,000	American Honda Finance Corp., 1.65%, 1/22/09(a)	49,954,167
45,000,000	American Honda Finance Corp., 2.15%, 1/8/09(a)	44,983,875
75,000,000	ConocoPhillips CPP Funding LLC, 1.00%, 1/6/09(a)(b)	74,991,667
35,000,000	ConocoPhillips CPP Funding LLC, 1.30%, 1/5/09(a)(b)	34,996,208
74,450,000	ConocoPhillips CPP Funding LLC, 1.30%, 1/8/09(a)(b)	74,433,869
100,000,000	Toyota Motor Credit Corp., 2.02%, 1/5/09(a)	99,983,166
29,869,000	United Hospital Fund of New York, 2.70%, 1/8/09(a)	29,855,559
94,869,000	Wal-Mart Funding Corp., 0.50%, 1/13/09(a)(b)	94,854,506

		504,053,017

Health Care — 0.94%
9,101,000	Baystate Health Systems Services, Inc., 1.40%, 3/25/09(a)	9,071,978
95,000,000	Dean Health Systems, Inc., 1.75%, 2/10/09(a)	94,819,896

		103,891,874

Industrials — 4.33%
22,000,000	Emerson Electric Co., 0.20%, 1/2/09(a)(b)	22,000,000
41,365,000	General Dynamics Corp., 0.20%, 1/2/09(a)(b)	41,365,000
50,000,000	Illinois Tool Works, 0.75%, 1/12/09(a)	49,989,583
40,000,000	NetJets, Inc., 0.25%, 1/7/09(a)(b)	39,998,611
75,000,000	Procter & Gamble International Funding SCA, 0.30%, 3/9/09(a)(b)	74,958,750
100,000,000	Procter & Gamble International Funding SCA, 1.00%, 1/21/09(a)(b)	99,947,222
100,000,000	United Parcel Service, Inc., 0.33%, 1/5/09(a)(b)	99,997,250
50,000,000	United Parcel Service, Inc., 0.42%, 1/12/09(a)(b)	49,994,167

		478,250,583

Oil & Gas — 2.78%
50,000,000	Chevron Corp., 0.40%, 1/16/09(a)	49,992,222
100,000,000	Chevron Corp., 1.10%, 1/12/09(a)	99,969,444
50,000,000	Chevron Corp., 1.10%, 2/2/09(a)	49,952,640
20,000,000	ConocoPhillips, 1.20%, 1/6/09(a)(b)	19,997,333
87,728,000	TransCanada Keystone Pipeline LP, 1.00%, 1/15/09(a)(b)	87,696,321

		307,607,960

Telecommunication Services — 1.04%
55,000,000	AT&T, Inc., 0.35%, 1/20/09(a)(b)	54,990,378
60,000,000	AT&T, Inc., 0.45%, 1/20/09(a)(b)	59,986,500

		114,976,878

Utilities — 0.59%
25,000,000	Florida Power & Light Co., 0.40%, 1/9/09(a)(b)	24,998,056
40,200,000	Florida Power & Light Co., 0.40%, 1/20/09(a)(b)	40,191,960

		65,190,016

Total Commercial Paper (Cost $1,827,114,625)		1,827,114,625

Certificates of Deposit — 4.98%
Banks - Canada — 0.98%
108,000,000	Bank of Nova Scotia, 1.85%, 1/5/09(c)	108,006,286

Banks - Foreign — 2.80%
100,000,000	Bank of Ireland, 4.26%, 1/22/09(c)	100,000,000
50,000,000	Credit Suisse (New York), 2.54%, 2/9/09(c)(d)	50,024,650
75,000,000	Credit Suisse (New York), 3.34%, 2/5/09(c)(d)	75,063,150
85,000,000	Deutsche Bank AG (New York), 1.64%, 11/4/09(c)(d)	84,998,300

		310,086,100

Banks - United Kingdom — 1.20%
60,000,000	Bank of Scotland PLC, 2.92%, 8/6/09(c)(d)	60,037,500
73,000,000	Barclays Bank PLC, 1.94%, 2/11/09(c)	73,000,000

		133,037,500

Total Certificates of Deposit (Cost $551,006,286)		551,129,886

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
Corporate Bonds — 30.34%
Agriculture — 0.28%
$31,200,000	Cargill, Inc., 3.63%, 3/4/09(b)	$31,191,371

Banks - Australia & New Zealand — 3.60%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.50%, 2/20/09(b)(c)	25,000,000
42,500,000	Australia & New Zealand Banking Group Ltd., 1.42%, 1/2/09(b)(c)	42,500,000
63,750,000	Australia & New Zealand National (International) Ltd., 2.41%, 10/9/09(b)(c)	63,750,000
42,500,000	Commonwealth Bank of Australia, 1.63%, 10/2/09(b)(c)	42,500,000
75,000,000	National Australia Bank Ltd., 2.40%, 10/6/09(b)(c)	74,994,709
64,000,000	National Australia Bank Ltd., 2.42%, 4/6/09(b)(c)(d)	64,074,560
85,000,000	Westpac Banking Corp., 2.86%, 2/6/09(b)(c)(d)	85,063,070

		397,882,339

Banks - Canada — 0.45%
50,000,000	Bank of Nova Scotia, 4.57%, 8/10/09(b)(c)	50,000,000

Banks - Domestic — 2.15%
73,000,000	Bank of America NA, 1.63%, 11/3/09(c)	73,000,000
64,000,000	Wachovia Bank NA, 1.64%, 5/1/09(c)(d)	64,265,263
50,000,000	Wells Fargo & Co., 1.35%, 7/15/09(b)(c)	50,000,000
50,000,000	Wells Fargo & Co., 3.55%, 5/1/09	50,008,264

		237,273,527

Banks - Foreign — 4.30%
127,500,000	Banco Espanol de Credito SA, 4.50%, 2/11/09(b)(c)	127,500,000
35,000,000	Bank of Ireland, 0.57%, 2/18/09(b)(c)(d)	34,989,815
125,000,000	Fortis Bank SA NV (New York), 4.49%, 2/18/09(b)(c)(d)	125,058,125
50,000,000	ING Bank NV, 1.72%, 3/26/09(b)(c)(d)	49,997,900
50,000,000	ING Bank NV, 1.72%, 7/24/09(b)(c)	50,000,000
87,500,000	La Caja de Ahorros y Pensiones de Barcelona, 3.83%, 2/13/09(b)(c)(d)	88,058,701

		475,604,541

Finance - Diversified Domestic — 7.38%
17,800,000	American Honda Finance Corp., 2.30%, 5/12/09(b)(c)	17,799,004
15,000,000	American Honda Finance Corp., 2.99%, 5/5/09(b)(c)	15,004,065
100,000,000	American Honda Finance Corp., 3.08%, 12/18/09(b)(c)	100,000,000
6,527,000	Bank of America Corp., 5.88%, 2/15/09	6,547,857
87,000,000	General Electric Capital Corp, 1.89%, 10/9/09(c)(d)	86,997,921
55,000,000	General Electric Capital Corp., 1.96%, 3/16/09(c)(d)	55,165,231
30,000,000	General Electric Capital Corp., 4.25%, 1/5/09(c)	30,000,016
5,297,000	JPMorgan Chase & Co., 3.50%, 3/15/09	5,299,471
50,000,000	Merrill Lynch & Co., Inc., 1.04%, 2/17/09(c)(d)	50,013,501
200,000,000	Merrill Lynch & Co., Inc., 4.02%, 5/20/09(c)(d)	202,251,536
77,000,000	Morgan Stanley, 0.59%, 2/3/09(c)(d)	77,043,123
35,000,000	Mortgage Bankers Association of America, 1.05%, 5/1/38(c)	35,000,000
100,000,000	Toyota Motor Credit Corp., 2.53%, 12/23/09(c)	100,000,000
35,000,000	Twins Ballpark LLC, 5.25%, 10/1/34(b)(c)	35,000,000

		816,121,725

Finance - Diversified Foreign — 0.48%
52,500,000	BP Capital Markets PLC, 2.28%, 10/9/09(c)	52,500,000

Health Care — 1.36%
150,000,000	Eli Lilly & Co., 2.85%, 5/15/09(b)(c)	150,000,000

Industrials — 1.12%
100,000,000	3M Co., 7.14%, 12/14/09(b)	104,102,975
20,000,000	Procter & Gamble International Funding SCA, 2.31%, 2/19/09(c)	20,000,000

		124,102,975

Information Technology — 0.72%
80,000,000	International Business Machines Corp., 1.91%, 2/8/09(b)(c)	80,000,000

Insurance — 7.46%
50,000,000	Allstate Life Global Funding Trusts, 1.78%, 3/20/09(c)	50,000,000
50,000,000	Allstate Life Global Funding Trusts, 1.78%, 7/21/09(c)(d)	50,000,000
93,500,000	MassMutual Global Funding II, 1.83%, 3/19/09(b)(c)	93,500,000
40,000,000	Metropolitan Life Global Funding I, 4.57%, 5/11/09(b)(c)(d)	38,909,720
50,000,000	Metropolitan Life Global Funding I, 4.57%, 8/7/09(b)(c)(d)	50,000,000
150,000,000	Monumental Global Funding III, 1.58%, 1/15/09(b)(c)	149,991,166
170,000,000	Nationwide Life Global Funding I, 1.64%, 2/11/09(b)(c)(d)	169,672,240

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$50,000,000	Pacific Life Global Funding, 2.64%, 9/9/09(b)(c)	$50,000,000
63,000,000	Pricoa Global Funding I, 2.45%, 9/11/09(b)(c)	63,000,000
56,000,000	Principal Life Income Funding Trusts, 4.57%, 6/9/09(c)(d)	53,389,952
56,000,000	Principal Life Income Funding Trusts, 4.57%, 10/9/09(c)(d)	55,993,615

		824,456,693

Oil & Gas — 1.04%
115,000,000	BP AMI Leasing, Inc., 1.48%, 6/26/09(b)(c)	115,008,735

Total Corporate Bonds (Cost $3,354,496,449)		3,354,141,906

Municipal Bonds — 9.43%
California — 1.73%
18,000,000	City of Oakland GO, Series B, 3.75%, 7/17/09	18,032,663
23,200,000	City of Riverside Refunding Revenue, Series A, 3.18%, 6/1/09	23,200,000
75,000,000	County of Los Angeles Revenue, Series C, OID, 0.85%, 6/30/09, (Credit Support: MBIA)(a)	73,637,249
31,693,000	County of San Bernardino Refunding Program COP, Series B, 1.25%, 3/1/17, (LOC: Bank of America NA)(c)	31,693,000
44,240,000	The Olympic Club Refunding Revenue, 1.25%, 9/30/32, (LOC: Bank of America NA)(c)	44,240,000

		190,802,912

Florida — 0.77%
85,000,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.42%, 6/15/09(c)(d)	85,000,000

Georgia — 0.31%
34,900,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 2.00%, 6/1/28, (LOC: Wachovia Bank NA)(c)	34,900,000

Massachusetts — 0.51%
56,200,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 1.15%, 10/1/34, (LOC: Bank of America NA)(c)	56,200,000

Michigan — 0.38%
41,630,000	Detroit Economic Development Corp. Revenue, Series A, 1.25%, 5/1/09, (LOC: Deutsche Bank)(c)	41,630,000

New York — 1.66%
24,725,000	Nassau County GO, Series B, 0.55%, 12/1/24, (LOC: Bank of America NA)(c)	24,725,000
36,115,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 1.75%, 4/15/36, (Credit Support: Fannie Mae)(c)	36,115,000
96,000,000	New York State Housing Finance Agency Revenue, 320 West 38 Project, Series B, 3.00%, 5/1/42, (LOC: Wachovia Bank NA)(c)	96,000,000
26,500,000	New York State Housing Finance Agency Revenue, West 37th Street Project, Series B, 4.00%, 5/1/42, (LOC: Wachovia Bank NA)(c)	26,500,000

		183,340,000

Pennsylvania — 0.42%
26,900,000	Blair County Industrial Development Authority Revenue, 1.32%, 10/1/28, (LOC: PNC Bank NA)(c)	26,900,000
20,000,000	City of Philadelphia Refunding Revenue, Series C, 0.80%, 6/15/25, (LOC: TD Bank NA)(c)	20,000,000

		46,900,000

Rhode Island — 0.20%
22,330,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, Series A, 0.70%, 8/15/34, (LOC: Bank of America NA)(c)	22,330,000

Tennessee — 2.35%
260,000,000	Johnson City Health & Educational Facilities Board Hospital Revenue, Series B, 4.00%, 7/1/33, (LOC: Regions Bank)(c)	260,000,000

Virginia — 0.60%
18,715,000	Newport News Economic Development Authority Revenue, Series B, 2.05%, 7/1/31, (LOC: Wachovia Bank NA)(c)	18,715,000
27,075,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 1.15%, 3/1/35, (LOC: Bank of America NA)(c)	27,075,000
20,385,000	Stafford County & Staunton Industrial Development Authority TECP, 0.85%, 1/14/09(a)	20,385,000

		66,175,000

Wisconsin — 0.50%
22,195,000	Wisconsin Housing & Economic Development Authority Revenue, Series F, 1.80%, 5/1/30, (Credit Support: GO of Authority)(c)	22,195,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$33,315,000	Wisconsin Housing & Economic Development Authority Revenue, Series F, 1.80%, 11/1/30, (Credit Support: GO of Authority)(c)	$33,315,000

		55,510,000

Total Municipal Bonds (Cost $1,042,787,912)		1,042,787,912

U.S. Government Agency Backed Mortgages — 3.50%
Fannie Mae — 2.29%
2,605,584	Pool #381612, 6.07%, 5/1/09	2,602,179
1,300,927	Pool #381963, 7.33%, 9/1/09	1,312,700
51,000,000	Pool #957864, 1.87%, 3/2/09(a)	50,844,117
199,500,000	Pool #957865, 1.87%, 3/2/09(a)	198,890,223

		253,649,219

Freddie Mac — 1.21%
4,678,739	Pool #W00065, 7.21%, 8/1/09	4,719,691
128,436,880	Series 3427, 1.35%, 3/15/10(c)	128,436,880

		133,156,571

Total U.S. Government Agency Backed Mortgages (Cost $386,805,789)		386,805,790

U.S. Government Agency Obligations — 20.95%
Fannie Mae — 7.72%
200,000,000	2.18%, 2/12/10(c)	199,445,485
240,000,000	2.92%, 5/29/09(a)	237,207,000
84,000,000	6.63%, 9/15/09	87,360,158
310,000,000	7.25%, 1/15/10	330,310,784

		854,323,427

Federal Home Loan Bank — 4.17%
250,000,000	0.20%, 2/12/09(a)	249,943,056
10,000,000	0.88%, 12/23/09	10,000,000
100,000,000	2.25%, 10/2/09	100,994,661
100,000,000	3.28%, 10/30/09(c)	99,899,370

		460,837,087

Freddie Mac — 9.06%
126,924,000	0.15%, 3/9/09(a)	126,889,096
500,000,000	0.18%, 3/5/09(a)	499,845,000
75,000,000	0.18%, 3/16/09(a)	74,972,625
37,500,000	0.22%, 3/16/09(a)	37,483,271
62,910,000	0.25%, 3/16/09(a)	62,878,108
200,000,000	2.40%, 2/18/09(a)	199,373,333

		1,001,441,433

Total U.S. Government Agency Obligations (Cost $2,316,601,947)		2,316,601,947

Repurchase Agreements — 10.45%
455,000,000	Bank of America Securities LLC dated 12/31/08; due 1/2/09 at 0.08% with maturity value of $455,002,022 (fully collateralized by Fannie Mae with a maturity date of 12/1/38 at a rate of 5.00%).	455,000,000
200,000,000	BNP Paribas Securities Corp. dated 12/31/08; due 1/2/09 at 0.01% with maturity value of $200,000,111, (fully collateralized by Fannie Mae with maturity dates ranging from 12/1/23 to 12/1/38 at rates ranging from 5.50% to 6.50%).	200,000,000
500,000,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $500,002,778 (fully collateralized by Fannie Mae with maturity dates ranging from 2/1/23 to 3/1/37 at rates ranging from 5.00% to 7.00%).	500,000,000

Total Repurchase Agreements (Cost $1,155,000,000)		1,155,000,000

Shares
Investment Company — 3.31%
365,739,648	Wells Fargo Prime Investment Money Market Fund
		365,739,648

Total Investment Company (Cost $365,739,648)		365,739,648

Principal Amount
Capital Support Agreement — 0.00%
$0	Voyageur Capital Support Agreement(e)	0

Total Capital Support Agreement (Cost $0)		0

Total Investments (Cost $11,036,819,285)(f) — 99.83%		11,036,588,343

Other assets in excess of liabilities — 0.17%		18,981,581

NET ASSETS — 100.00%		$11,055,569,924

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

December 31, 2008 (Unaudited)

(a)	Represents effective yield to maturity on date of purchase.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date. The security’s effective maturity resets on a weekly or monthly basis.
(d)	Security (“Eligible Note”) is subject to capital support agreement and is stated at fair value.
(e)	The Fund has entered into a Capital Support Agreement (“Agreement”) with Voyageur Asset Management Inc. (“Voyageur”) which provides that Voyageur will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of the Eligible Notes securities and such realized loss causes the Fund’s net asset value as calculated using the market based net asset value to drop below $0.9950. As of December 31, 2008, the fair value of the Agreement was $0.
(f)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

COP – Certificate of Participation

GO – General Obligation

MBIA – Municipal Bond Insurance Association

LOC – Letter of Credit

OID – Original Issue Discount

TECP – Tax-Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack U.S. Government Money Market Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 2.85%
Fannie Mae — 0.78%
$1,869,242	Pool #381327, 5.85%, 2/1/09	$1,868,807
423,518	Pool #381535, 6.15%, 4/1/09	423,672
1,383,103	Pool #381672, 6.13%, 5/1/09	1,385,842
5,178,057	Pool #381687, 6.40%, 6/1/09	5,202,252
8,117,642	Pool #381797, 6.79%, 7/1/09	8,124,009
4,741,775	Pool #381882, 6.80%, 8/1/09	4,774,210
6,003,846	Pool #385362, 5.06%, 8/1/09	5,994,053
209,898	Pool #461732, 4.91%, 6/1/09	210,325
2,336,524	Pool #725564, 4.46%, 4/1/09	2,335,275
80,376	Pool #725929, 6.09%, 4/1/09	80,361

		30,398,806

Freddie Mac — 2.07%
1,068,363	Pool #M90912, 4.00%, 4/1/09	1,068,363
4,092,342	Pool #W00065, 7.21%, 8/1/09	4,127,825
75,551,106	Series 3427, 1.35%, 3/15/10(a)	75,551,106

		80,747,294

Total U.S. Government Agency Backed Mortgages (Cost $111,146,100)		111,146,100

U.S. Government Agency Obligations — 83.70%
Fannie Mae — 33.87%
250,000,000	0.10%, 2/2/09(b)	249,978,472
141,000,000	0.10%, 2/9/09(b)	140,985,117
42,500,000	0.36%, 2/2/09(b)	42,487,008
97,034,000	0.67%, 4/1/09(b)	96,873,274
150,000,000	1.05%, 4/27/09(b)	149,496,875
100,000,000	1.53%, 4/13/09(b)	99,573,555
168,224,000	1.87%, 3/2/09(b)	167,709,818
100,000,000	2.18%, 2/12/10(a)	99,722,742
130,000,000	3.36%, 7/28/09(a)	129,988,057
12,025,000	3.74%, 2/24/09	12,042,589
26,480,000	4.00%, 1/26/09	26,500,475
75,000,000	4.37%, 1/21/10(a)	75,000,000
30,000,000	6.38%, 6/15/09	30,488,319

		1,320,846,301

Federal Farm Credit Bank — 4.68%
2,450,000	1.37%, 2/12/09(a)	2,450,237
100,000,000	1.77%, 8/4/09(a)	100,000,000
50,000,000	1.77%, 8/5/09(a)	50,000,000
30,000,000	2.15%, 8/11/09(a)	30,000,000

		182,450,237

Federal Home Loan Bank — 29.09%
250,000,000	0.07%, 1/13/09(b)	249,994,653
50,000,000	0.41%, 8/27/09(a)	50,000,000
100,000,000	1.47%, 3/27/09(a)	100,000,000
100,000,000	1.74%, 5/28/09(b)	99,302,444
50,000,000	1.83%, 9/4/09(a)	50,000,000
100,000,000	2.00%, 5/13/09(a)	100,000,000
50,000,000	2.01%, 5/20/09(a)	49,995,256
39,500,000	2.12%, 2/18/09(a)	39,547,099
39,500,000	2.36%, 11/18/09(a)	39,500,000
100,000,000	2.50%, 1/22/09	100,060,769
75,000,000	3.28%, 10/30/09(a)	74,924,527
50,000,000	3.29%, 4/30/09(a)	50,000,000
20,000,000	3.50%, 2/13/09	20,014,173
10,000,000	3.75%, 1/8/10	10,260,950
75,000,000	4.04%, 1/5/09(a)	74,999,935
25,000,000	4.25%, 11/20/09	25,696,552

		1,134,296,358

Freddie Mac — 15.69%
25,000,000	0.18%, 3/16/09(b)	24,990,875
12,500,000	0.22%, 3/16/09(b)	12,494,424
20,970,000	0.25%, 3/16/09(b)	20,959,369
25,000,000	0.45%, 6/22/09(b)	24,946,563
100,000,000	2.40%, 2/18/09(b)	99,686,667
50,000,000	2.75%, 1/12/09(b)	49,962,361
100,000,000	3.88%, 1/12/09	100,096,667
106,000,000	4.13%, 11/30/09	108,927,224
22,800,000	4.75%, 3/5/09	22,885,073
24,430,000	4.88%, 2/17/09	24,495,965
20,000,000	5.00%, 1/30/09	20,063,804
75,930,000	5.00%, 6/11/09	76,843,567
25,000,000	5.75%, 3/15/09	25,277,085

		611,629,644

Overseas Private Investment Corp. — 0.37%
13,205,885	0.65%, 11/15/13(a)	13,205,884
1,400,000	0.65%, 3/15/15(a)	1,400,000

		14,605,884

Total U.S. Government Agency Obligations (Cost $3,263,828,424)		3,263,828,424

Repurchase Agreements — 10.90%
250,000,000	BNP Paribas Securities Corp. dated 12/31/08; due 1/2/09 at 0.01% with maturity value of $250,000,139, (fully collateralized by Fannie Mae and Freddie Mac with maturity dates ranging from 1/1/38 to 8/1/38 at rates ranging from 5.50% to 6.00%).	250,000,000
175,000,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $175,000,972 (fully collateralized by Fannie Mae with maturity dates ranging from 12/1/33 to 3/1/37 at rates ranging from 5.00% to 7.00%).	175,000,000

Total Repurchase Agreements (Cost $425,000,000)		425,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack U.S. Government Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Shares		Value
Investment Companies — 5.94%
231,723,691	Wells Fargo Government Institutional Money Market Fund	$231,723,691

Total Investment Companies Cost $231,723,691)		231,723,691

Total Investments (Cost $4,031,698,215)(c) — 103.39%	$4,031,698,215

Liabilities in excess of other assets — (3.39)%	(132,257,986)

NET ASSETS — 100.00%	$3,899,440,229

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date. The security’s effective maturity resets on a weekly or monthly basis.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 90.34%
Alabama — 3.23%
$10,172,000	Eclipse Funding Trust Revenue, 1.15%, 4/1/26, (Credit Support: AMBAC), (LOC: U.S. Bank NA), Callable 4/1/16 @ 100(a)	$10,172,000
8,000,000	Mobile Industrial Development Board Refunding Revenue, Series B, 1.00%, 6/1/32, (LOC: Wachovia Bank NA)(a)	8,000,000
16,500,000	Washington County Industrial Development Authority Revenue, 1.05%, 8/1/37, (LOC: Regions Bank)(a)	16,500,000

		34,672,000

Arizona — 1.66%
3,000,000	Arizona State Transportation Board Revenue, 6.00%, 7/1/12	3,069,312
3,360,000	Maricopa County Industrial Development Authority Revenue, Series A, 1.30%, 4/15/30, (Credit Support: Fannie Mae)(a)	3,360,000
1,325,000	Tucson Industrial Development Authority Revenue, 1.30%, 7/15/31, (Credit Support: Fannie Mae)(a)	1,325,000
10,000,000	Yuma Industrial Development Authority Revenue, 0.65%, 8/1/43, (LOC: JPMorgan Chase Bank)(a)	10,000,000

		17,754,312

California — 0.06%
590,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.85%, 6/1/22, (LOC: Bank of America NA)(a)	590,000

Colorado — 6.00%
3,170,000	Aurora Centretech Metropolitan District GO, Series C, 1.25%, 12/1/28, (LOC: U.S. Bank NA)(a)	3,170,000
5,885,000	City of Aurora Refunding Revenue, Series C, 0.80%, 12/1/33, (LOC: Wells Fargo Bank NA)(a)	5,885,000
2,160,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.13%, 7/1/30, (LOC: Wells Fargo Bank NA)(a)	2,160,000
1,140,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.13%, 7/1/36, (LOC: Wells Fargo Bank NA)(a)	1,140,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 1.32%, 4/1/24, (LOC: Wells Fargo Bank NA)(a)	1,250,000
3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.80%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,000,000
2,475,000	Colorado Housing & Finance Authority Refunding Revenue, Series B, 0.80%, 10/15/16, (Credit Support: Fannie Mae)(a)	2,475,000
3,690,000	Colorado Housing & Finance Authority Refunding Revenue, Series I, 0.80%, 10/15/16, (Credit Support: Fannie Mae)(a)	3,690,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 1.25%, 12/1/28, (LOC: U.S. Bank NA)(a)	5,000,000
690,000	County of Boulder Revenue, 1.13%, 2/1/31, (LOC: Wells Fargo Bank NA)(a)	690,000
11,075,000	Crystal Valley Metropolitan District No. 1 Revenue, 1.13%, 10/1/34, (LOC: Wells Fargo Bank NA)(a)	11,075,000
1,000,000	Galleria Metropolitan District GO, 1.13%, 12/1/29, (LOC: Wells Fargo Bank NA)(a)	1,000,000
4,200,000	Gateway Regional Metropolitan District Refunding Revenue, 1.13%, 12/1/37, (LOC: Wells Fargo Bank NA)(a)	4,200,000
16,000,000	University of Colorado Hospital Authority Revenue, Series B, 1.00%, 11/15/31, (LOC: Wachovia Bank NA)(a)	16,000,000
3,645,000	Water Valley Metropolitan District No. 2 GO, 1.13%, 12/1/24, (LOC: Wells Fargo Bank NA)(a)	3,645,000

		64,380,000

District Of Columbia — 3.03%
4,700,000	District of Columbia Revenue, 1.08%, 10/1/37, (LOC: PNC Bank NA)(a)	4,700,000
8,100,000	District of Columbia Revenue, Foundation Jewish Campus Life, 1.27%, 5/1/27, (LOC: SunTrust Bank)(a)	8,100,000
7,750,000	District of Columbia Revenue, Georgetown University, Series B1, 0.90%, 4/1/41, (LOC: JPMorgan Chase Bank)(a)	7,750,000
2,575,000	District of Columbia Revenue, Series A, 1.20%, 1/1/29, (LOC: Bank of America NA)(a)	2,575,000
9,360,000	District of Columbia Water & Sewer Authority Revenue, 1.58%, 10/1/34, (Credit Support: Assured GTY), Callable 10/1/18 @ 100(a)(b)	9,360,000

		32,485,000

Florida — 6.11%
3,715,000	City of Eustis Revenue, Series A, 1.27%, 12/1/27, (LOC: SunTrust Bank)(a)	3,715,000
2,100,000	City of Jacksonville Revenue, 1.15%, 7/1/19, (LOC: Bank of America NA)(a)	2,100,000
5,490,000	City of Port St. Joe Revenue, 1.55%, 12/1/38, (LOC: Regions Bank)(a)	5,490,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$4,995,000	City of Tallahassee Revenue, Series 2069Z, 1.70%, 4/1/15, (Credit Support: MBIA)(a)	$4,995,000
2,660,000	Collier County Industrial Development Authority Revenue, 1.25%, 12/1/26, (LOC: Bank of America NA)(a)	2,660,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 1.15%, 11/1/32, (Credit Support: Freddie Mac)(a)	1,280,000
17,000,000	Highlands County Health Facilities Authority, 1.30%, 11/15/37, (LOC: SunTrust Bank)	17,000,000
5,835,000	Marion County Industrial Development Authority Refunding Revenue, 1.15%, 11/15/32, (Credit Support: Fannie Mae)(a)	5,835,000
5,355,000	Miami-Dade County Industrial Development Authority Revenue, 1.22%, 9/1/29, (LOC: Bank of America NA)(a)	5,355,000
8,000,000	Miami-Dade County Industrial Development Authority Revenue, 1.60%, 6/1/31, (LOC: Regions Bank)(a)	8,000,000
9,115,000	Orange County Housing Finance Authority Refunding Revenue, 0.90%, 6/1/25, (Credit Support: Fannie Mae)(a)	9,115,000

		65,545,000

Georgia — 5.36%
12,000,000	Camden County Public Service Authority Revenue, 1.20%, 12/1/32, (Credit Support: Assured GTY)(a)	12,000,000
7,215,000	Clayton County Housing Authority Refunding Revenue, 1.07%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 1.20%, 3/1/24, (Credit Support: Freddie Mac)(a)	4,755,000
7,590,000	Fulton County Development Authority Revenue, 1.20%, 4/1/34, (LOC: Bank of America NA)(a)	7,590,000
3,400,000	Fulton County Development Authority Revenue, 1.27%, 4/1/17, (LOC: SunTrust Bank)(a)	3,400,000
10,620,000	Fulton County Development Authority Revenue, 1.27%, 11/1/28, (LOC: SunTrust Bank)(a)	10,620,000
8,825,000	Marietta Housing Authority Refunding Revenue, 0.89%, 7/1/24, (Credit Support: Fannie Mae)(a)	8,825,000
3,100,000	Thomasville Hospital Authority Revenue, 1.27%, 11/1/23, (LOC: SunTrust Bank)(a)	3,100,000

		57,505,000

Illinois — 2.76%
6,500,000	Galesburg Revenue, 1.20%, 3/1/31, (LOC: LaSalle National Bank)(a)	6,500,000
4,100,000	Illinois Educational Facilities Authority Revenue, 0.93%, 12/1/25, (LOC: JPMorgan Chase Bank)(a)	4,100,000
1,375,000	Illinois Finance Authority Revenue, 1.15%, 6/1/17, (LOC: Bank One NA)(a)	1,375,000
4,100,000	Illinois Finance Authority Revenue, 1.20%, 1/1/19, (LOC: LaSalle Bank NA)(a)	4,100,000
6,900,000	Illinois Health Facilities Authority Revenue, Series C, 1.33%, 1/1/16, (LOC: Bank One NA)(a)	6,900,000
6,585,000	Lake County Community Consolidated School District No 73-Hawthorn GO, Series 329, 1.70%, 12/1/14, (Credit Support: FGIC)(a)(b)	6,585,000

		29,560,000

Indiana — 0.50%
5,390,000	Vincennes University Revenue, Series F, 0.93%, 10/1/22, (LOC: Bank One NA)(a)	5,390,000

Iowa — 4.33%
1,985,000	Iowa Finance Authority Revenue, 1.25%, 4/1/25, (LOC: Bank of America NA)(a)	1,985,000
6,725,000	Iowa Finance Authority Revenue, Series A1, 0.95%, 2/15/35, (Credit Support: Assured GTY)(a)	6,722,737
20,825,000	Iowa Finance Authority Revenue, Series A3, 0.94%, 2/15/35, (Credit Support: Assured GTY)(a)	20,825,000
7,870,000	Iowa Higher Education Loan Authority Revenue, 1.13%, 5/1/20, (LOC: Wells Fargo Bank NA)(a)	7,870,000
9,020,000	Iowa Higher Education Loan Authority Revenue, 1.20%, 4/1/27, (LOC: LaSalle Bank NA)(a)	9,020,000

		46,422,737

Kansas — 0.66%
4,455,000	Sedgwick County Unified School District No. 259 GO, 5.00%, 10/1/09	4,586,821
2,510,000	University of Kansas Hospital Authority Revenue, 1.35%, 9/1/34, (Credit Support: GO of Authority), (LOC: Harris Bank NA)(a)	2,510,000

		7,096,821

Louisiana — 4.00%
10,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.50%, 7/1/33, (LOC: Regions Bank)(a)	10,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$5,750,000	Louisiana Public Facilities Authority Refunding Revenue, Series D2, 0.85%, 7/1/31, (LOC: Bank of Nova Scotia)(a)	$5,750,000
16,000,000	Louisiana Public Facilities Authority Revenue, Series B, 1.40%, 7/1/16, (LOC: Regions Bank)(a)	16,000,000
4,100,000	Shreveport Home Mortgage Authority Refunding Revenue, 1.35%, 2/15/23, (Credit Support: Fannie Mae)(a)	4,100,000
7,000,000	St. Tammany Parish Development District Revenue, 1.27%, 7/1/38, (LOC: SunTrust Bank)(a)	7,000,000

		42,850,000

Maryland — 1.69%
5,610,000	Maryland Health & Higher Educational Facilities Authority Revenue, 1.08%, 7/1/33, (LOC: PNC Bank NA)(a)	5,610,000
5,000,000	Maryland Health & Higher Educational Facilities Authority Revenue, 1.27%, 7/1/36, (Credit Support: RADIAN), (LOC: SunTrust Bank)(a)	5,000,000
2,500,000	Maryland State Economic Development Corp. Revenue, 1.13%, 11/1/28, (LOC: PNC Bank NA)(a)	2,500,000
5,000,000	Montgomery County Housing Opportunities Commission Housing Revenue, 1.08%, 11/1/32, (Credit Support: GO of Commission), (LOC: PNC Bank NA)(a)	5,000,000

		18,110,000

Massachusetts — 1.33%
14,305,000	Massachusetts Development Finance Agency Revenue, 0.75%, 11/1/38, (LOC: Bank of America NA)(a)	14,305,000

Michigan — 1.40%
5,580,000	Michigan Strategic Fund Revenue, 1.20%, 9/1/40, (LOC: LaSalle Bank NA)(a)	5,580,000
9,400,000	Wayne County Airport Authority Refunding Revenue, Series D, 3.00%, 12/1/21, (LOC: Wachovia Bank NA)(a)	9,400,000

		14,980,000

Minnesota — 1.94%
1,825,000	City of Bloomington Revenue, Series A1, 1.40%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
1,390,000	City of Minneapolis Revenue, 1.30%, 11/1/16, (LOC: Wells Fargo Bank NA)(a)	1,390,000
7,240,000	Inver Grove Heights Refunding Revenue, 1.30%, 5/15/35, (Credit Support: Fannie Mae)(a)	7,240,000
8,170,000	Oak Park Heights Refunding Revenue, 1.30%, 11/1/35, (Credit Support: Freddie Mac)(a)	8,170,000
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.77%, 5/1/27, (LOC: U.S. Bank NA)(a)	2,140,000

		20,765,000

Mississippi — 1.27%
6,500,000	Mississippi Business Finance Commission Revenue, 1.27%, 5/1/32, (LOC: SunTrust Bank)(a)	6,500,000
7,100,000	Mississippi Development Bank Special Obligation Refunding Revenue, 1.50%, 11/1/28, (LOC: Regions Bank)(a)	7,100,000

		13,600,000

Missouri — 1.38%
10,100,000	Independence Industrial Development Authority Refunding Revenue, 1.08%, 8/1/35, (Credit Support: Freddie Mac)(a)	10,100,000
2,700,000	Missouri State Health & Educational Facilities Authority Revenue, 1.32%, 7/1/18, (LOC: SunTrust Bank)(a)	2,700,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 1.10%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		14,800,000

Montana — 1.81%
1,400,000	Billings Revenue, 0.75%, 12/1/14, (LOC: Toronto Dominion Bank)(a)	1,400,000
17,970,000	Montana Board of Investment Revenue, 3.25%, 3/1/29(a)	17,970,000

		19,370,000

Nebraska — 1.06%
8,415,000	Douglas County Housing Authority Revenue, 1.48%, 1/1/42(a)	8,415,000
3,000,000	Scotts Bluff County Hospital Authority Refunding Revenue, 1.12%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(a)	3,000,000

		11,415,000

New Hampshire — 0.84%
9,000,000	New Hampshire Health & Education Facilities Authority Revenue, 2.05%, 7/1/28, (LOC: Wachovia Bank NA)(a)	9,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
New Jersey — 0.46%
$4,915,000	Austin Trust Various States Revenue, Series 2008-353, 1.30%, 7/1/13, (LOC: Bank of America NA)(a)	$4,915,000

New York — 6.48%
4,535,000	New Rochelle Municipal Housing Authority Revenue, Series A, 1.05%, 12/15/35, (Credit Support: Fannie Mae)(a)	4,535,000
10,780,000	New York State Dormitory Authority Revenue, 1.56%, 7/1/37, (Credit Support: Assured GTY), Callable 7/1/17 @ 100(a)(b)	10,780,000
14,000,000	New York State Housing Finance Agency Revenue, Series A, 1.75%, 5/1/42, (LOC: Wachovia Bank NA)(a)	14,000,000
5,595,000	Triborough Bridge & Tunnel Authority Revenue, 1.47%, 11/15/24, (Credit Support: BHAC-CR), Callable 11/15/18 @ 100(a)(b)	5,595,000
18,000,000	TSASC, Inc. Revenue, Series 1, OID, 6.25%, 7/15/34	18,555,777
16,000,000	Yonkers Industrial Development Agency Revenue, 1.05%, 6/1/36, (Credit Support: AMBAC), (LOC: JPMorgan Chase Bank)(a)	16,000,000

		69,465,777

North Carolina — 3.79%
10,000,000	North Carolina Capital Facilities Finance Agency Revenue, 2.05%, 8/1/33, (LOC: Wachovia Bank NA)(a)	10,000,000
17,700,000	North Carolina Capital Facilities Finance Agency Revenue, Series B, 2.03%, 6/1/38, (LOC: Wachovia Bank NA)(a)	17,700,000
12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, 1.22%, 1/1/20, (Credit Support: BHAC-CR, MBIA), Callable 1/1/13 @ 100(a)	12,995,000

		40,695,000

Oklahoma — 0.10%
1,000,000	Oklahoma Development Finance Authority Revenue, Series A, OID, 5.63%, 8/15/29	1,033,862

Oregon — 1.03%
6,000,000	Confederated Tribes of the Umatilla Indian Reservation Revenue, 1.20%, 12/1/28, (LOC: Bank of America NA)(a)	6,000,000
5,000,000	Salem Hospital Facility Authority Revenue, Series B, 1.15%, 8/15/34, (LOC: U.S. Bank NA)(a)	5,000,000

		11,000,000

Pennsylvania — 9.97%
9,000,000	Allegheny County Higher Education Building Authority Revenue, Series A, 1.08%, 3/1/38, (LOC: PNC Bank NA)(a)	9,000,000
4,300,000	Allegheny County Industrial Development Authority Revenue, Series A, 1.08%, 6/1/38, (LOC: PNC Bank NA)(a)	4,300,000
18,345,000	Eclipse Funding Trust Revenue, Series 2007-93, 1.15%, 6/1/31, (Credit Support: FSA, State Aid Withholding), (LOC: U.S. Bank NA), Callable 12/1/16 @ 100(a)	18,345,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.80%, 3/1/24, (LOC: U.S. Bank NA)(a)	4,700,000
2,000,000	Emmaus General Authority Revenue, Series H21, 0.80%, 3/1/24, (LOC: U.S. Bank NA)(a)	2,000,000
8,220,000	Luzerne County Convention Center Authority Revenue, Series A, 1.08%, 9/1/28, (LOC: PNC Bank NA)(a)	8,220,000
2,960,000	Luzerne County GO, 1.08%, 11/1/14, (LOC: PNC Bank NA)(a)	2,960,000
3,375,000	Moon Industrial Development Authority Revenue, 1.08%, 6/1/25, (LOC: PNC Bank NA)(a)	3,375,000
16,000,000	Pennsylvania Turnpike Commission Refunding Revenue, Series A1, 1.23%, 12/1/22(a)	16,000,000
15,000,000	Southeastern Pennsylvania Transportation Authority Refunding Revenue, 1.08%, 3/1/22, (LOC: PNC Bank NA)(a)	15,000,000
12,105,000	Westmoreland County Industrial Development Authority Revenue, Series A, 2.13%, 7/1/27, (LOC: Wachovia Bank NA)(a)	12,105,000
10,925,000	York County Industrial Development Authority Revenue, 1.08%, 7/1/37, (LOC: PNC Bank NA)(a)	10,925,000

		106,930,000

Rhode Island — 2.44%
23,000,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3273, 1.65%, 3/1/11, (Credit Support: MBIA)(a)(b)	23,000,000
3,200,000	Rhode Island Health & Educational Building Corp. Revenue, 0.85%, 6/1/37, (LOC: Bank of America NA)(a)	3,200,000

		26,200,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
South Carolina — 1.02%
$6,169,000	Austin Trust Various States Revenue, Series 10002, 1.50%, 1/1/43, (LOC: Bank of America NA), Callable 1/1/18 @ 100(a)	$6,169,000
4,805,000	South Carolina Jobs-Economic Development Authority Revenue, Series A, 0.65%, 8/1/35, (LOC: Bank of America NA)(a)	4,805,000

		10,974,000

Tennessee — 4.43%
6,240,000	Dayton Industrial Development Board Revenue, 1.60%, 7/1/36, (LOC: Regions Bank)(a)	6,240,000
3,300,000	Dickson County Industrial Development Board Revenue, 1.32%, 11/1/12, (LOC: SunTrust Bank)(a)	3,300,000
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.80%, 2/15/28, (Credit Support: Fannie Mae)(a)	2,000,000
8,500,000	Memphis Health Educational & Housing Facility Board Revenue, 1.55%, 10/1/33, (LOC: Regions Bank)(a)	8,500,000
5,340,000	Memphis-Shelby County Industrial Development Board Revenue, Series A, 1.32%, 1/1/28, (LOC: SunTrust Bank)(a)	5,340,000
11,160,000	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, 1.27%, 11/1/27, (LOC: SunTrust Bank)(a)	11,160,000
4,500,000	Shelby County Health Educational & Housing Facilities Board Revenue, 1.50%, 5/1/33, (LOC: AmSouth Bank)(a)	4,500,000
6,500,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series B, 1.20%, 6/1/42, (Credit Support: Assured GTY)(a)	6,500,000

		47,540,000

Texas — 1.51%
1,170,000	Bexar County Housing Finance Corp. Refunding Revenue, 1.30%, 12/15/34, (Credit Support: Fannie Mae)(a)	1,170,000
4,500,000	Dallas Performing Arts Cultural Facilities Corp. Revenue, Series B, 1.10%, 9/1/41, (LOC: JPMorgan Chase Bank)(a)	4,500,000
5,645,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 1.13%, 12/1/26, (LOC: Wells Fargo Bank NA)(a)	5,645,000
2,630,000	Tarrant County Housing Finance Corp. Revenue, 1.15%, 2/15/36, (Credit Support: Fannie Mae)(a)	2,630,000
2,245,000	Texas Department of Housing & Community Affairs Revenue, 0.75%, 7/1/33, (Credit Support: Freddie Mac)(a)	2,245,000

		16,190,000

Utah — 1.22%
3,700,000	Duchesne County School District Revenue, 1.18%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,700,000
5,000,000	Emery County Revenue, 0.89%, 11/1/24, (LOC: Wells Fargo Bank NA)(a)	5,000,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 1.15%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,435,000

		13,135,000

Virginia — 3.75%
14,860,000	Fairfax County Economic Development Authority Revenue, 0.85%, 2/1/29, (LOC: SunTrust Bank)(a)	14,860,000
9,055,000	Lewistown Commerce Center Community Development Authority Special Tax, Series 2115, 1.25%, 3/1/27, Callable 3/1/18 @ 100(a)	9,055,000
16,250,000	Virginia Small Business Financing Authority Revenue, Series A, 1.08%, 12/1/38, (LOC: PNC Bank NA)(a)	16,250,000

		40,165,000

Washington — 1.32%
2,325,000	City of Richland Revenue, 1.30%, 12/1/21, (LOC: Bank of America NA)(a)	2,325,000
5,910,000	Renton Housing Authority Revenue, 1.40%, 5/1/40(a)	5,910,000
2,500,000	Washington Economic Development Finance Authority Refunding Revenue, 1.13%, 8/1/33, (LOC: Wells Fargo Bank NA)(a)	2,500,000
430,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 1.35%, 7/1/11, (LOC: U.S. Bank NA)(a)	430,000
1,890,000	Washington State Housing Finance Commission Revenue, 1.13%, 7/1/28, (LOC: Wells Fargo Bank NA)(a)	1,890,000
1,100,000	Washington State Housing Finance Commission Revenue, 1.35%, 7/1/22, (LOC: U.S. Bank NA)(a)	1,100,000

		14,155,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
West Virginia — 0.48%
$5,000,000	State of West Virginia GO, OID, 5.25%, 6/1/16, (Credit Support: FSA)	$5,109,519

Wisconsin — 1.92%
5,000,000	Pleasant Prairie Refunding Revenue, 0.80%, 9/1/30, (LOC: Wells Fargo Bank NA)(a)	5,000,000
5,135,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.13%, 11/1/25, (LOC: Wells Fargo Bank NA)(a)	5,135,000
5,000,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.13%, 6/1/28, (LOC: Wells Fargo Bank NA)(a)	5,000,000
5,500,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.68%, 11/15/30(a)	5,500,000

		20,635,000

Total Municipal Bonds (Cost $968,739,028)		968,739,028

Shares
Investment Companies — 9.42%
50,500,000	Goldman Sachs Tax-Free Institutional Money Market Fund	50,500,000
50,500,000	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	50,500,000

Total Investment Companies (Cost $101,000,000)		101,000,000

Total Investments (Cost $1,069,739,028)(c) — 99.76%		1,069,739,028

Other assets in excess of liabilities — 0.24%		2,623,878

NET ASSETS — 100.00%		$1,072,362,906

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date. The security’s effective maturity resets on a weekly or monthly basis.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC – Insured by Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTY – Guaranty LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

OID – Original Issue Discount

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 0.34%
Asset Backed Auto Receivables — 0.34%
$4,986,527	Honda Auto Receivables Owner Trust, Series 2008-1, Class A1, 2.92%, 7/20/09	$4,986,527

Total Asset Backed Securities (Cost $4,986,527)		4,986,527

Commercial Paper — 19.66%
Chemicals — 1.72%
25,000,000	BASF SE, 0.90%, 1/9/09(a)(b)	24,995,625

Consumer Discretionary — 1.23%

18,000,000	Lowe’s Cos., Inc., 0.15%, 1/30/09(b)	17,997,900

Finance - Diversified Domestic — 3.09%
20,000,000	American Honda Finance Corp., 1.65%, 1/22/09(b)	19,981,667
25,000,000	Toyota Motor Credit Corp., 2.02%, 1/5/09(b)	24,995,792

		44,977,459

Industrials — 5.29%
25,000,000	Caterpillar, Inc., 0.15%, 1/16/09(a)(b)	24,998,542
25,000,000	NetJets, Inc., 0.30%, 1/22/09(a)(b)	24,995,833
27,000,000	United Parcel Service, Inc., 0.33%, 1/14/09(a)(b)	26,997,030

		76,991,405

Information Technology — 0.82%
12,000,000	Microsoft Corp., 0.20%, 1/9/09(a)(b)	11,999,533

Oil & Gas — 2.56%
25,000,000	Chevron Corp., 0.40%, 1/16/09(b)	24,996,111
12,272,000	TransCanada Keystone Pipeline LP, 1.00%, 1/15/09(a)(b)	12,267,569

		37,263,680

Telecommunication Services — 3.23%
20,000,000	AT&T, Inc., 0.35%, 1/20/09(a)(b)	19,996,501
27,000,000	AT&T, Inc., 0.45%, 1/20/09(a)(b)	26,993,925

		46,990,426

Utilities — 1.72%
25,000,000	Florida Power & Light Co., 0.20%, 1/5/09(b)	24,999,583

Total Commercial Paper (Cost $286,215,611)		286,215,611

Certificates of Deposit — 6.88%
Banks - Canada — 1.58%
15,000,000	Bank of Nova Scotia, 1.85%, 1/5/09(c)	15,000,873
8,000,000	Bank of Nova Scotia, 5.20%, 2/20/09	8,024,129

		23,025,002

Banks - Domestic — 1.72%
5,000,000	The Bank of New York Mellon, 5.41%, 5/15/09	5,036,352
20,000,000	BB&T Co., 2.61%, 9/4/09(c)(d)	20,018,360

		25,054,712

Banks - Foreign — 2.07%
15,000,000	Credit Suisse (New York), 3.34%, 2/5/09(c)(d)	15,012,630
15,000,000	Deutsche Bank AG (New York), 1.64%, 8/4/09(c)(d)	15,000,000

		30,012,630

Banks - United Kingdom — 1.51%
10,000,000	Bank of Scotland PLC, 2.92%, 5/6/09(c)(d)	9,999,800
12,000,000	Barclays Bank PLC, 1.94%, 2/11/09(c)	12,000,000

		21,999,800

Total Certificates of Deposit (Cost $100,061,354)		100,092,144

Corporate Bonds — 29.93%
Banks - Australia & New Zealand — 3.59%
7,500,000	Australia & New Zealand Banking Group Ltd., 1.42%, 1/2/09(a)(c)	7,500,000
11,250,000	Australia & New Zealand National (International) Ltd., 2.41%, 4/10/09(a)(c)	11,250,000
7,500,000	Commonwealth Bank of Australia, 1.63%, 5/1/09(a)(c)	7,500,000
11,000,000	National Australia Bank Ltd., 2.42%, 4/6/09(a)(c)(d)	11,012,815
15,000,000	Westpac Banking Corp., 2.86%, 2/6/09(a)(c)	14,999,438

		52,262,253

Banks - Domestic — 4.89%
12,000,000	Bank of America NA, 1.63%, 6/3/09(a)(c)	12,000,000
22,000,000	M&I Bank, 1.21%, 2/13/09(c)(d)	21,668,812
26,205,000	US Bancorp, 5.30%, 4/28/09	26,395,359
11,000,000	Wachovia Bank NA, 1.64%, 5/1/09(c)(d)	11,045,592

		71,109,763

Banks - Foreign — 4.47%
22,500,000	Banco Espanol de Credito SA, 4.50%, 2/11/09(a)(c)	22,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$5,000,000	Bank of Ireland, 0.57%, 2/18/09(a)(c)(d)	$4,998,545
25,000,000	Fortis Bank SA NV (New York), 4.49%, 2/18/09(a)(c)(d)	25,011,625
12,500,000	La Caja de Ahorros y Pensiones de Barcelona, 3.83%, 2/13/09(a)(c)(d)	12,579,815

		65,089,985

Finance - Diversified Domestic — 7.39%
13,000,000	General Electric Capital Corp., 1.89%, 6/9/09(c)(d)	12,972,367
20,000,000	General Electric Capital Corp., 1.96%, 3/16/09(c)(d)	20,060,084
24,989,000	JPMorgan Chase & Co., 3.50%, 3/15/09	25,011,526
13,800,000	Ring-Missouri LP, 1.25%, 9/1/18(c)	13,800,000
15,655,000	SF Tarns LLC, 1.25%, 1/1/28(c)	15,655,000
20,000,000	Twins Ballpark LLC, 5.25%, 10/1/34(a)(c)	20,000,000

		107,498,977

Finance - Diversified Foreign — 0.52%
7,500,000	BP Capital Markets PLC, 2.28%, 7/10/09(c)	7,500,000

Health Care — 0.82%
12,000,000	The Portland Clinic LLP, 3.20%, 11/20/33(c)	12,000,000

Information Technology — 1.72%
25,000,000	International Business Machines Corp., 1.91%, 2/8/09(a)(c)	25,000,000

Insurance — 4.68%
16,500,000	MassMutual Global Funding II, 1.83%, 3/19/09(a)(c)	16,500,000
10,000,000	Metropolitan Life Global Funding I, 4.57%, 5/11/09(a)(c)(d)	9,727,430
30,000,000	Nationwide Life Global Funding I, 1.64%, 2/11/09(a)(c)(d)	29,942,160
12,000,000	Pricoa Global Funding I, 2.45%, 6/12/09(a)(c)	12,000,000

		68,169,590

Oil & Gas — 1.85%
27,000,000	BP AMI Leasing, Inc., 1.48%, 6/26/09(a)(c)	27,001,979

Total Corporate Bonds (Cost $436,112,235)		435,632,547

Municipal Bonds — 16.37%
California — 1.37%
20,000,000	The Olympic Club Refunding Revenue, 1.25%, 9/30/32, (LOC: Bank of America NA)(c)	20,000,000

Florida — 1.03%
15,000,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.42%, 6/15/09(c)(d)	15,000,000

Illinois — 0.91%
13,300,000	Wheaton College Revenue, Series A, 2.50%, 10/1/35(c)	13,300,000

Kentucky — 0.30%
4,445,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 1.50%, 7/1/33, (LOC: JPMorgan Chase Bank)(c)	4,445,000

Massachusetts — 2.36%
15,215,000	Massachusetts Development Finance Agency Revenue, Series B, 1.00%, 7/1/28, (LOC: Wachovia Bank NA)(c)	15,215,000
19,085,000	Massachusetts Educational Financing Authority Revenue, 1.64%, 1/1/30, (Credit Support: Assured GTY)(a)(c)	19,085,000

		34,300,000

New Jersey — 1.72%
6,675,000	New Jersey Economic Development Authority Revenue, Series A, 1.50%, 9/1/21, (LOC: Wachovia Bank NA)(c)	6,675,000
18,350,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 1.10%, 7/1/37, (Credit Support: Assured GTY)(c)	18,350,000

		25,025,000

New York — 4.19%
7,945,000	Nassau County Industrial Development Agency Revenue, Series D, 1.10%, 1/1/28, (LOC: LaSalle Bank NA)(c)	7,945,000
7,045,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 1.75%, 4/15/36, (Credit Support: Fannie Mae)(c)	7,045,000
22,150,000	New York City Housing Development Corp. Revenue, Series A, 3.20%, 6/1/13, (LOC: Washington Mutual Bank)(c)	22,150,000
8,700,000	New York City Industrial Development Agency Revenue, Series A, 1.00%, 7/1/36, (LOC: JPMorgan Chase Bank)(c)	8,700,000
15,100,000	New York State Housing Finance Agency Revenue, Series B, 1.80%, 11/1/36, (LOC: Bank of America NA)(c)	15,100,000

		60,940,000

Ohio — 0.86%
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 1.75%, 5/1/42, (LOC: U.S. Bank NA)(c)	12,500,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
Tennessee — 2.75%
$40,000,000	Johnson City Health & Educational Facilities Board Hospital Revenue, Series B, 4.00%, 7/1/33, (LOC: Regions Bank)(c)	$40,000,000

Utah — 0.88%
12,805,000	Utah Housing Corp. Revenue, Series C-2, Class 1, 4.50%, 1/1/38(c)	12,805,000

Total Municipal Bonds (Cost $238,315,000)		238,315,000

U.S. Government Agency Backed Mortgages — 1.61%
Freddie Mac — 1.61%
818,468	Pool #W00065, 7.21%, 8/1/09	825,632
22,665,332	Series 3427, 1.35%, 3/15/10(c)	22,665,332

		23,490,964

Total U.S. Government Agency Backed Mortgages (Cost $23,490,964)		23,490,964

U.S. Government Agency Obligations — 10.30%
Fannie Mae — 10.30%
150,000,000	0.10%, 2/9/09(b)	149,984,167

Total U.S. Government Agency Obligations (Cost $149,984,167)		149,984,167

Repurchase Agreements — 3.44%
50,000,000	BNP Paribas Securities Corp. dated 12/31/08; due 1/2/09 at 0.01% with maturity value of $50,000,028, (fully collateralized by Fannie Mae with maturity dates ranging from 7/1/33 to 1/1/48 at rates ranging from 5.00% to 6.00%).	50,000,000

Total Repurchase Agreements (Cost $50,000,000)		50,000,000

Shares		Value
Investment Company — 12.60%
183,326,756	Wells Fargo Prime Investment Money Market Fund	$183,326,756

Total Investment Company (Cost $183,326,756)		183,326,756

Principal Amount
Capital Support Agreement — 0.00%
$0	Voyageur Capital Support Agreement(e)	0

Total Capital Support Agreement (Cost $0)		0

Total Investments (Cost $1,472,492,614)(f) — 101.13%		1,472,043,716

Liabilities in excess of other assets — (1.13)%		(16,479,450)

NET ASSETS — 100.00%		$1,455,564,266

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date. The security’s effective maturity resets on a weekly or monthly basis.
(d)	Security (“Eligible Note”) is subject to capital support agreement and is stated at fair value.
(e)	The Fund has entered into a Capital Support Agreement (“Agreement”) with Voyageur Asset Management Inc. (“Voyageur”) which provides that Voyageur will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of the Eligible Notes securities and such realized loss causes the Fund’s net asset value as calculated using the market based net asset value to drop below $0.9950. As of December 31, 2008, the fair value of the Agreement was $0.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

December 31, 2008 (Unaudited)

(f)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 85.33%
Alabama — 6.70%
$3,495,000	City of Birmingham GO, Series A, 1.75%, 6/1/11, (LOC: Regions Bank)(a)	$3,495,000
1,400,000	County of Jefferson Revenue, 1.55%, 9/1/25, (LOC: AmSouth Bank)(a)	1,400,000
3,000,000	County of Jefferson Revenue, Series A, OID, 5.13%, 2/1/29, (Credit Support: FGIC)	3,037,895
12,445,000	County of Taladega Revenue, 1.55%, 2/1/31, (LOC: Regions Bank)(a)	12,445,000
8,000,000	Mobile Industrial Development Board Refunding Revenue, Series B, 1.00%, 6/1/32, (LOC: Wachovia Bank NA)(a)	8,000,000
6,000,000	Washington County Industrial Development Authority Revenue, 1.05%, 8/1/37, (LOC: Regions Bank)(a)	6,000,000

		34,377,895

Arizona — 2.05%
5,500,000	Glendale Industrial Development Authority Revenue, 1.13%, 1/1/27, (LOC: Wells Fargo Bank NA)(a)	5,500,000
5,000,000	Pima County Industrial Development Authority Revenue, 1.08%, 9/1/38, (LOC: PNC Bank NA)(a)	5,000,000

		10,500,000

California — 2.19%
7,110,000	Poway Unified School District GO, 2.10%, 8/1/30, (Credit Support: FSA), Callable 8/1/16 @ 100(a)	7,110,000
4,100,000	Sacramento County Housing Authority Refunding Revenue, Series D, 0.95%, 7/15/29, (Credit Support: Fannie Mae)(a)	4,100,000

		11,210,000

Colorado — 4.60%
4,025,000	City of Colorado Springs Revenue, 1.13%, 3/15/23, (LOC: Wells Fargo Bank NA)(a)	4,025,000
995,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.13%, 12/1/33, (LOC: Wells Fargo Bank NA)(a)	995,000
3,625,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.43%, 7/1/31, (LOC: Regions Bank)(a)	3,625,000
2,400,000	Colorado Housing & Finance Authority Refunding Revenue, 0.80%, 10/15/16, (Credit Support: Fannie Mae)(a)	2,400,000
3,080,000	Colorado Housing & Finance Authority Refunding Revenue, Series E, 0.80%, 10/15/16, (Credit Support: Fannie Mae)(a)	3,080,000
3,135,000	Colorado Housing & Finance Authority Refunding Revenue, Series J, 0.80%, 10/15/16, (Credit Support: Fannie Mae)(a)	3,135,000
1,000,000	County of Mesa Revenue, 1.13%, 12/1/26, (LOC: Wells Fargo Bank NA)(a)	1,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 1.35%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
1,830,000	Parker Automotive Metropolitan District GO, 1.25%, 12/1/34, (LOC: U.S. Bank NA)(a)	1,830,000

		23,565,000

District Of Columbia — 2.59%
1,700,000	District of Columbia Revenue, 1.25%, 7/1/36, (LOC: BB&T Bank)(a)	1,700,000
4,900,000	District of Columbia Revenue, Childrens Defense Fund, 1.40%, 4/1/22, (LOC: Wachovia Bank NA)(a)	4,900,000
2,700,000	District of Columbia Revenue, Series C, 0.70%, 9/15/29(a)	2,700,000
3,980,000	District of Columbia Water & Sewer Authority Revenue, Series 3022, 1.40%, 4/1/16, (Credit Support: Assured GTY)(a)	3,980,000

		13,280,000

Florida — 3.54%
5,053,000	Austin Trust Various States Revenue, Series 10003, 1.50%, 12/1/31, (LOC: Bank of America NA)(a)	5,053,000
5,110,000	County of Miami-Dade Revenue, 1.27%, 8/1/15, (LOC: SunTrust Bank)(a)	5,110,000
8,000,000	Highlands County Health Facilities Authority, 1.30%, 11/15/37, (LOC: SunTrust Bank)	8,000,000

		18,163,000

Georgia — 3.56%
3,900,000	Bibb County Development Authority Revenue, 1.47%, 11/1/23, (LOC: SunTrust Bank)(a)	3,900,000
10,055,000	Columbus Hospital Authority Revenue, 1.27%, 1/1/18, (LOC: SunTrust Bank)(a)	10,055,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$4,300,000	Macon-Bibb County Hospital Authority Revenue, 1.27%, 12/1/18, (LOC: SunTrust Bank)(a)	$4,300,000

		18,255,000

Illinois — 4.76%
3,095,000	Channahon Revenue, Series D, 1.00%, 12/1/32, (LOC: U.S. Bank NA)(a)	3,095,000
2,700,000	Galesburg Revenue, 1.30%, 7/1/24, (LOC: LaSalle Bank NA)(a)	2,700,000
16,100,000	Illinois Finance Authority Revenue, 1.57%, 8/15/47, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	16,100,000
2,500,000	State of Illinois GO, Series 687, 1.70%, 11/1/12, (Credit Support: AMBAC)(a)	2,500,000

		24,395,000

Indiana — 2.92%
4,500,000	Indiana Finance Authority Refunding Revenue, 1.35%, 3/1/36, (LOC: BB&T Bank)(a)	4,500,000
1,920,000	Indiana Health Facility Financing Authority Revenue, 1.13%, 2/1/31, (LOC: Wells Fargo Bank NA)	1,920,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 1.20%, 7/1/28, (LOC: Bank of America NA)(a)	8,540,000

		14,960,000

Iowa — 3.83%
3,390,000	Iowa Finance Authority Revenue, 1.13%, 2/1/23, (LOC: Wells Fargo Bank NA)(a)	3,390,000
11,600,000	Iowa Finance Authority Revenue, Series A3, 0.94%, 2/15/35, (Credit Support: Assured GTY)(a)	11,600,000
2,150,000	Woodbury County Revenue, 1.18%, 11/1/16, (LOC: U.S. Bank NA)(a)	2,150,000
2,505,000	Woodbury County Revenue, Series A, 1.13%, 12/1/14, (LOC: Wells Fargo Bank NA)(a)	2,505,000

		19,645,000

Kansas — 0.63%
3,215,000	City of Olathe Revenue, Series B, 1.25%, 11/1/18, (LOC: Bank of America NA)(a)	3,215,000

Louisiana — 0.99%
5,080,000	South Louisiana Port Commission Refunding Revenue, 0.81%, 7/1/18, (LOC: Bank of New York)(a)	5,080,000

Maryland — 0.96%
4,900,000	Maryland Health & Higher Educational Facilities Authority Revenue, 1.27%, 7/1/28, (LOC: SunTrust Bank)(a)	4,900,000

Michigan — 1.15%
1,000,000	Michigan State Hospital Finance Authority Revenue, 1.50%, 6/1/22, (Credit Support: Assured GTY)(a)	1,000,000
4,900,000	Wayne County Airport Authority Refunding Revenue, Series D, 3.00%, 12/1/21, (LOC: Wachovia Bank NA)(a)	4,900,000

		5,900,000

Minnesota — 6.40%
8,035,000	Burnsville Refunding Revenue, 1.30%, 1/1/35, (Credit Support: Freddie Mac)(a)	8,035,000
4,995,000	Inver Grove Heights Refunding Revenue, 1.30%, 5/15/35, (Credit Support: Fannie Mae)(a)	4,995,000
7,280,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3265, 1.20%, 11/1/10(a)(b)	7,280,000
4,385,000	Midwest Consortium of Municipal Utilities Revenue, Series B, 1.13%, 10/1/35, (LOC: U.S. Bank NA)(a)	4,385,000
1,200,000	Minnetonka Refunding Revenue, 1.30%, 11/15/31, (Credit Support: Fannie Mae)(a)	1,200,000
5,635,000	Oak Park Heights Refunding Revenue, 1.30%, 11/1/35, (Credit Support: Freddie Mac)(a)	5,635,000
1,290,000	Spring Lake Park Refunding Revenue, 1.30%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,290,000

		32,820,000

Mississippi — 2.58%
6,660,000	Mississippi Business Finance Corp. Revenue, 1.60%, 8/1/25, (LOC: AmSouth Bank)(a)	6,660,000
6,560,000	Mississippi Business Finance Corp. Revenue, 1.60%, 9/1/33, (LOC: Regions Bank)(a)	6,560,000

		13,220,000

Missouri — 0.97%
5,000,000	St. Louis Industrial Development Authority Refunding Revenue, 1.08%, 5/1/09, (LOC: PNC Bank NA)(a)	5,000,000

Montana — 1.32%
6,775,000	Montana Board of Investment Revenue, 3.25%, 3/1/10(a)	6,775,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
Nebraska — 0.78%
$4,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 1.18%, 7/1/33, (LOC: U.S. Bank NA)(a)	$4,000,000

Nevada — 1.00%
5,145,000	Township of Fernley GO, 1.58%, 2/1/38, (Credit Support: Assured GTY), Callable 2/1/18 @ 100(a)	5,145,000

New Jersey — 0.45%
2,300,000	New Jersey Health Care Facilities Financing Authority Revenue, 1.56%, 7/1/38, (Credit Support: Assured GTY), Callable 7/1/18 @ 100(a)	2,300,000

New York — 2.92%
7,625,000	New York State Housing Finance Agency Revenue, Series A, 1.75%, 5/1/42, (LOC: Wachovia Bank NA)(a)	7,625,000
7,350,000	Yonkers Industrial Development Agency Revenue, 1.05%, 6/1/36, (Credit Support: AMBAC), (LOC: JPMorgan Chase Bank)(a)	7,350,000

		14,975,000

Oklahoma — 0.19%
3,140,000	McAlester Public Works Authority Revenue, Series A, Pre-Refunded, OID, 1.90%, 2/1/30, (Credit Support: FSA)(c)	972,566

Pennsylvania — 8.61%
2,440,000	Allegheny County Industrial Development Authority Revenue, 1.08%, 6/1/38, (LOC: PNC Bank NA)(a)	2,440,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.80%, 12/1/31(a)	5,000,000
4,800,000	Doylestown Hospital Authority Revenue, Series B, 1.08%, 7/1/37, (LOC: PNC Bank NA)(a)	4,800,000
2,480,000	Luzerne County Convention Center Authority Revenue, Series A, 1.08%, 9/1/28, (LOC: PNC Bank NA)(a)	2,480,000
1,875,000	Montgomery County Industrial Development Authority Revenue, 1.08%, 11/1/38, (LOC: PNC Bank NA)(a)	1,875,000
5,000,000	Montgomery County Industrial Development Authority Revenue, Archdiocese Philadelphia, 1.08%, 11/1/38, (LOC: PNC Bank NA)(a)	5,000,000
1,350,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series H5, 1.08%, 5/1/31, (LOC: PNC Bank NA)(a)	1,350,000
8,000,000	Philadelphia Authority for Industrial Development Revenue, 2.05%, 12/1/37, (LOC: Wachovia Bank NA)(a)	8,000,000
4,375,000	Philadelphia School District Refunding, GO, Sub-series D2, 1.08%, 9/1/11, (Credit Support: State Aid Withholding), (LOC: PNC Bank NA)(a)	4,375,000
2,200,000	Scranton-Lackawanna Health & Welfare Authority Revenue, 1.08%, 7/1/32, (LOC: PNC Bank NA)(a)	2,200,000
6,620,000	Westmoreland County Industrial Development Authority Revenue, Series B, 2.13%, 7/1/27, (LOC: Wachovia Bank NA)(a)	6,620,000

		44,140,000

Rhode Island — 2.41%
12,355,000	JPMorgan Chase Putters/Drivers Trust GO, Series 3273, 1.65%, 3/1/11, (Credit Support: MBIA)(a)(b)	12,355,000

South Carolina — 3.08%
6,500,000	Cherokee County Revenue, 1.20%, 12/1/15, (LOC: LaSalle Bank NA)(a)	6,500,000
9,285,000	South Carolina Jobs-Economic Development Authority Revenue, 2.05%, 5/1/29, (LOC: Wachovia Bank NA)(a)	9,285,000

		15,785,000

Tennessee — 3.32%
7,000,000	Clarksville Public Building Authority, 1.27%, 7/1/24, (LOC: SunTrust Bank)(a)	7,000,000
4,100,000	Pulaski & Giles County Industrial Development Board Revenue, 1.43%, 1/1/24, (LOC: AmSouth Bank)(a)	4,100,000
5,000,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series A, 1.00%, 6/1/42, (Credit Support: Assured GTY)(a)	5,000,000
900,000	Sullivan County Health Educational & Housing Facilities Board Revenue, 1.20%, 9/1/32, (LOC: Bank of America NA)(a)	900,000

		17,000,000

Texas — 2.36%
3,030,000	Bexar County Housing Finance Corp. Revenue, Series A-1, 0.90%, 2/15/30, (Credit Support: Fannie Mae)(a)	3,030,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$3,585,000	Crawford Education Facilities Corp. Revenue, 1.35%, 6/1/18, (LOC: U.S. Bank NA)(a)	$3,585,000
5,510,000	Dallas Performing Arts Cultural Facilities Corp. Revenue, Series A, 1.05%, 9/1/41, (LOC: Bank of America NA)(a)	5,510,000

		12,125,000

Utah — 2.07%
5,757,000	Jordanelle Special Service District Revenue, 1.13%, 9/1/25, (LOC: Wells Fargo Bank NA)(a)	5,757,000
4,045,000	Ogden City Redevelopment Agency Tax Allocation, Series A, 1.13%, 4/1/25, (LOC: Wells Fargo Bank NA)(a)	4,045,000
805,000	Sanpete County Revenue, 1.18%, 8/1/28, (LOC: U.S. Bank NA)(a)	805,000

		10,607,000

Virginia — 0.88%
4,500,000	Chesapeake Hospital Authority Revenue, Series A, 1.27%, 7/1/31, (LOC: SunTrust Bank)(a)	4,500,000

Washington — 3.61%
6,975,000	Washington Health Care Facilities Authority Revenue, 1.00%, 9/1/34, (LOC: Bank of America NA)(a)	6,975,000
7,220,000	Washington Health Care Facilities Authority Revenue, 1.25%, 8/1/26, (LOC: Bank of America NA)(a)	7,220,000
1,325,000	Washington State Housing Finance Commission District No. 5 Revenue, 1.13%, 11/1/32, (LOC: Wells Fargo Bank NA)(a)	1,325,000
3,000,000	Washington State Housing Finance Commission Revenue, The Overlake School Project, 1.13%, 10/1/29, (LOC: Wells Fargo Bank NA)(a)	3,000,000

		18,520,000

Wisconsin — 1.91%
3,700,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.68%, 11/15/30(a)	3,700,000
4,100,000	Wisconsin Health & Educational Facilities Authority Revenue, Series B3, 1.30%, 10/1/33, (LOC: JPMorgan Chase Bank)(a)	4,100,000
1,970,000	Wisconsin Municipalities Private School Finance Commission Revenue, 1.35%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,970,000

		9,770,000

Total Municipal Bonds (Cost $437,455,461)		437,455,461

Repurchase Agreements — 3.90%
20,000,000	Deutsche Bank AG dated 12/31/08; due 1/2/09 at 0.10% with maturity value of $20,000,111 (fully collateralized by Freddie Mac with a maturity date of 10/1/37 at a rate of 7.00%).	20,000,000

Total Repurchase Agreements (Cost $20,000,000)		20,000,000

Shares

Investment Companies — 9.95%

25,500,000	Goldman Sachs Tax-Free Institutional Money Market Fund	25,500,000

25,500,000	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	25,500,000

Total Investment Companies (Cost $51,000,000)		51,000,000

Total Investments (Cost $508,455,461)(d) — 99.18%		508,455,461

Other assets in excess of liabilities — 0.82%		4,229,639

NET ASSETS — 100.00%		$512,685,100

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2008. The maturity date represents the actual maturity date. The security’s effective maturity resets on a weekly or monthly basis.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

December 31, 2008 (Unaudited)

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Federal Guaranty Insurance Co.

FSA – Financial Security Assurance

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

OID – Original Issue Discount

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.48%
California — 0.30%
$300,000	California Rural Home Mortgage Finance Authority Revenue, Series A, 4.20%, 2/1/27, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$251,793

1,000,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	879,880

490,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	471,782

		1,603,455

Guam — 0.02%
140,000	Guam Power Authority Revenue, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC), Callable 10/01/09 @ 101	107,523

Massachusetts — 1.30%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: MBIA-IBC), Callable 6/01/17 @ 100	6,820,419

New York — 1.09%
7,750,000	New York City Housing Development Corp. Revenue, Series B, 4.95%, 5/15/36, (Credit Support: Fannie Mae), Callable 11/1/15 @ 100	5,764,992

Utah — 0.77%
1,425,000	Utah Housing Corporation , Single Family Mortgage Revenue, Series B-2, Class 1, 4.33%, 1/1/18, Callable 1/01/17 @ 100	1,394,847

2,695,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/01/17 @ 100	2,639,537

		4,034,384

Total Municipal Bonds (Cost $18,262,382)		18,330,773

Corporate Bonds — 0.44%
Diversified Financials — 0.44%
575,000	Atlantic Marine Corps Communities LLC 5.34%, 12/1/49, (Credit Support: MBIA)(a)	377,165
1,395,000	Fort Knox Military Housing Privatization Project 4.90%, 2/15/49, (Credit Support: AMBAC)(a)(b)(c)	941,112
2,000,000	Pacific Beacon LLC 5.15%, 7/15/49,
	(Credit Support: MBIA)(a)(b)	1,008,260

Total Corporate Bonds (Cost $3,858,846)		2,326,537

U.S. Government Agency Backed Mortgages — 107.56%
Fannie Mae — 75.08%
11,519,409	5.12%, 7/25/41	11,767,827
62,472	Pool #253173, 7.50%, 1/1/30	66,452
27,512	Pool #253174, 7.25%, 12/1/29	29,075
147,335	Pool #253212, 7.50%, 1/1/30	156,790
53,246	Pool #253214, 7.00%, 1/1/15	55,602
313,711	Pool #257611, 5.50%, 5/1/38	323,479
53,609	Pool #257612, 5.00%, 5/1/38	55,060
402,025	Pool #257613, 5.50%, 6/1/38	416,553
369,360	Pool #257631, 6.00%, 7/1/38	382,477
516,886	Pool #257632, 5.50%, 7/1/38	532,980
245,871	Pool #257645, 6.00%, 7/1/38	255,832
302,142	Pool #257649, 5.50%, 7/1/38	311,550
232,492	Pool #257656, 6.00%, 8/1/38	240,748
480,603	Pool #257663, 5.50%, 8/1/38	495,567
939,395	Pool #257857, 6.00%, 12/1/37	972,848
193,488	Pool #257868, 6.50%, 11/1/37	202,153
193,169	Pool #257869, 5.50%, 12/1/37	200,169
253,216	Pool #257875, 5.50%, 12/1/37	261,126
611,947	Pool #257890, 5.50%, 2/1/38	631,062
3,898,234	Pool #257892, 5.50%, 2/1/38	4,019,611
1,083,983	Pool #257893, 6.00%, 2/1/38	1,122,477
353,213	Pool #257897, 5.50%, 2/1/38	364,211
235,718	Pool #257898, 6.00%, 2/1/38	244,089
102,864	Pool #257899, 5.00%, 2/1/38	105,649
225,639	Pool #257900, 5.00%, 1/1/38	232,876
433,980	Pool #257901, 5.50%, 2/1/38	449,662
56,497	Pool #257902, 6.00%, 2/1/38	58,785
450,940	Pool #257903, 5.50%, 2/1/38	464,981
372,369	Pool #257904, 6.00%, 2/1/38	385,592
193,777	Pool #257913, 5.50%, 1/1/38	199,830
132,642	Pool #257914, 6.00%, 1/1/38	137,352
117,536	Pool #257919, 6.00%, 2/1/38	121,710
100,640	Pool #257925, 6.00%, 11/1/37	104,224
223,234	Pool #257926, 5.50%, 3/1/38	230,184
159,493	Pool #257927, 5.50%, 3/1/38	164,459
166,535	Pool #257928, 6.00%, 3/1/38	172,449
310,937	Pool #257942, 5.50%, 4/1/38	320,618

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$107,719	Pool #257943, 6.00%, 4/1/38	$111,544
102,217	Pool #257973, 5.00%, 5/1/38	104,985
913,769	Pool #257974, 5.50%, 4/1/38	942,221
87,418	Pool #257995, 6.00%, 7/1/38	90,522
979,043	Pool #258000, 5.00%, 4/1/34	1,006,467
171,560	Pool #258001, 5.00%, 3/1/34	176,366
450,356	Pool #258002, 5.00%, 4/1/34	462,971
116,816	Pool #258005, 5.50%, 3/1/34	120,545
75,896	Pool #258022, 5.50%, 5/1/34	78,319
1,164,853	Pool #258024, 5.00%, 6/1/34	1,197,482
311,587	Pool #258027, 5.00%, 5/1/34	320,315
30,985	Pool #258028, 5.00%, 5/1/34	31,853
120,844	Pool #258030, 5.00%, 5/1/34	124,229
77,910	Pool #258031, 5.00%, 5/1/34	80,092
410,925	Pool #258049, 5.00%, 5/1/34	422,435
59,633	Pool #258050, 5.50%, 5/1/34	61,537
50,168	Pool #258051, 5.00%, 5/1/34	51,573
540,329	Pool #258070, 5.00%, 6/1/34	555,464
187,761	Pool #258090, 5.00%, 6/1/34	193,020
342,645	Pool #258092, 5.50%, 6/1/34	353,581
176,969	Pool #258093, 5.50%, 6/1/34	182,618
84,069	Pool #258094, 5.00%, 6/1/34	86,424
63,980	Pool #258095, 5.50%, 7/1/34	66,022
82,844	Pool #258097, 5.50%, 6/1/34	85,488
51,964	Pool #258121, 5.50%, 6/1/34	53,623
326,505	Pool #258152, 5.50%, 8/1/34	336,926
476,036	Pool #258157, 5.00%, 8/1/34	489,371
241,121	Pool #258159, 5.50%, 8/1/34	248,818
198,696	Pool #258163, 5.50%, 8/1/34	205,038
132,483	Pool #258165, 5.50%, 8/1/34	136,712
142,387	Pool #258166, 5.50%, 9/1/34	146,931
230,170	Pool #258171, 5.50%, 10/1/34	237,517
449,064	Pool #258173, 5.50%, 10/1/34	463,397
169,632	Pool #258174, 5.50%, 10/1/34	175,046
201,326	Pool #258175, 5.50%, 9/1/34	207,752
452,889	Pool #258180, 5.00%, 10/1/34	465,575
166,174	Pool #258182, 5.00%, 10/1/34	170,829
87,751	Pool #258185, 5.50%, 10/1/34	90,552
173,265	Pool #258186, 5.50%, 11/1/34	178,795
152,259	Pool #258187, 5.50%, 11/1/34	157,118
896,121	Pool #258188, 5.50%, 11/1/34	924,723
241,562	Pool #258198, 5.50%, 10/1/34	249,272
100,236	Pool #258199, 5.50%, 9/1/34	103,435
125,491	Pool #258200, 5.50%, 11/1/34	129,497
240,852	Pool #258203, 5.50%, 10/1/34	248,540
183,243	Pool #258208, 5.50%, 11/1/34	189,092
162,088	Pool #258210, 5.50%, 11/1/34	167,261
113,476	Pool #258221, 5.50%, 11/1/34	117,098
49,712	Pool #258222, 5.00%, 11/1/34	51,105
142,860	Pool #258224, 5.50%, 12/1/34	147,420
147,616	Pool #258225, 5.50%, 11/1/34	152,327
295,584	Pool #258236, 5.00%, 12/1/34	303,864
179,905	Pool #258237, 5.50%, 1/1/35	185,535
1,182,114	Pool #258238, 5.00%, 1/1/35	1,215,227
46,241	Pool #258245, 5.50%, 12/1/34	47,717
117,825	Pool #258249, 5.00%, 12/1/34	121,126
103,860	Pool #258250, 5.50%, 11/1/34	107,694
157,259	Pool #258251, 5.50%, 1/1/35	162,279
83,039	Pool #258252, 5.50%, 12/1/34	85,690
435,122	Pool #258254, 5.50%, 12/1/34	449,010
621,170	Pool #258255, 5.50%, 1/1/35	640,996
144,673	Pool #258258, 5.00%, 1/1/35	148,635
619,034	Pool #258300, 5.00%, 3/1/35	635,987
142,298	Pool #258301, 5.50%, 2/1/35	146,751
198,992	Pool #258302, 5.00%, 3/1/35	204,441
299,470	Pool #258303, 5.00%, 2/1/35	309,169
283,570	Pool #258304, 5.00%, 2/1/35	291,335
422,798	Pool #258305, 5.00%, 3/1/35	434,376
70,300	Pool #258311, 5.00%, 2/1/35	72,225
84,782	Pool #258312, 5.50%, 2/1/35	87,435
328,601	Pool #258324, 5.50%, 4/1/35	338,884
337,380	Pool #258325, 5.50%, 4/1/35	347,938
630,615	Pool #258333, 5.00%, 4/1/35	647,885
354,257	Pool #258336, 5.00%, 4/1/35	363,959
139,484	Pool #258337, 5.00%, 4/1/35	143,304
457,314	Pool #258338, 5.00%, 4/1/35	469,839
265,045	Pool #258339, 5.00%, 4/1/35	272,304
78,066	Pool #258340, 5.00%, 3/1/35	80,204
94,418	Pool #258341, 5.00%, 4/1/35	97,004
103,892	Pool #258342, 5.00%, 4/1/35	107,257
526,110	Pool #258343, 5.00%, 4/1/35	540,518
128,761	Pool #258344, 5.00%, 3/1/35	132,288
85,467	Pool #258345, 5.00%, 3/1/35	87,807
244,209	Pool #258346, 5.00%, 3/1/35	250,897
1,199,306	Pool #258347, 5.00%, 4/1/35	1,232,151
92,238	Pool #258348, 5.00%, 4/1/35	94,764
252,480	Pool #258388, 5.50%, 6/1/35	260,380
505,402	Pool #258392, 5.00%, 6/1/35	519,243
628,827	Pool #258393, 5.00%, 5/1/35	646,048
287,966	Pool #258394, 5.00%, 5/1/35	295,852
718,189	Pool #258395, 5.50%, 6/1/35	740,663
214,979	Pool #258400, 5.00%, 6/1/35	220,867
694,704	Pool #258402, 5.00%, 6/1/35	713,730
76,124	Pool #258403, 5.00%, 6/1/35	78,209
102,475	Pool #258404, 5.00%, 6/1/35	105,281
88,091	Pool #258406, 5.50%, 5/1/35	90,848
179,146	Pool #258407, 5.00%, 5/1/35	184,052
63,375	Pool #258408, 5.00%, 5/1/34	65,150
207,779	Pool #258409, 5.00%, 5/1/35	213,469
112,696	Pool #258410, 5.00%, 4/1/35	115,783
122,140	Pool #258411, 5.50%, 5/1/35	125,962
161,940	Pool #258422, 5.00%, 6/1/35	166,374
141,935	Pool #258427, 5.00%, 7/1/35	145,822
169,209	Pool #258428, 5.00%, 7/1/35	173,843
93,314	Pool #258439, 5.50%, 6/1/35	96,234
423,418	Pool #258448, 5.00%, 8/1/35	435,014
139,463	Pool #258449, 5.50%, 7/1/35	143,827
956,065	Pool #258450, 5.50%, 8/1/35	985,983

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$57,311	Pool #258451, 5.50%, 7/1/35	$59,104
307,615	Pool #258454, 5.50%, 7/1/35	317,241
347,618	Pool #258456, 5.00%, 8/1/35	357,138
131,471	Pool #258457, 5.00%, 8/1/35	135,072
578,148	Pool #258460, 5.00%, 8/1/35	593,981
167,696	Pool #258470, 5.00%, 7/1/35	172,288
227,541	Pool #258479, 5.50%, 7/1/35	234,661
549,187	Pool #258480, 5.00%, 8/1/35	564,227
161,452	Pool #258551, 5.50%, 11/1/35	166,504
350,968	Pool #258552, 5.00%, 11/1/35	360,580
61,254	Pool #258555, 5.00%, 10/1/35	62,931
115,530	Pool #258556, 5.50%, 11/1/35	119,145
95,430	Pool #258561, 5.50%, 11/1/35	98,417
127,854	Pool #258562, 5.50%, 11/1/35	131,855
116,705	Pool #258569, 5.00%, 10/1/35	119,901
1,477,506	Pool #258571, 5.50%, 11/1/35	1,523,741
164,988	Pool #258595, 5.50%, 12/1/35	170,151
494,941	Pool #258596, 6.00%, 12/1/35	512,671
125,290	Pool #258598, 5.00%, 12/1/35	128,721
188,024	Pool #258599, 5.50%, 1/1/36	193,907
477,331	Pool #258600, 6.00%, 1/1/36	494,356
114,966	Pool #258610, 5.50%, 8/1/35	118,564
169,818	Pool #258621, 5.50%, 1/1/36	175,132
1,736,739	Pool #258627, 5.50%, 2/1/36	1,791,086
189,601	Pool #258633, 5.50%, 12/1/35	195,535
402,908	Pool #258634, 5.50%, 2/1/36	415,516
621,356	Pool #258643, 5.50%, 1/1/36	640,800
814,485	Pool #258644, 5.50%, 2/1/36	839,973
99,796	Pool #258650, 5.50%, 1/1/36	102,919
130,105	Pool #258651, 5.00%, 1/1/36	133,647
911,985	Pool #258658, 5.50%, 3/1/36	940,524
230,376	Pool #258663, 5.50%, 2/1/36	237,586
207,722	Pool #258721, 5.50%, 4/1/36	214,222
151,764	Pool #258736, 5.00%, 3/1/36	155,897
147,895	Pool #258737, 5.50%, 12/1/35	152,708
91,204	Pool #258763, 6.00%, 5/1/36	94,457
250,749	Pool #258765, 6.00%, 5/1/36	259,693
182,940	Pool #258766, 5.50%, 5/1/36	188,665
521,374	Pool #258767, 6.00%, 6/1/36	539,970
159,241	Pool #258773, 5.50%, 6/1/36	164,224
227,679	Pool #258779, 6.00%, 5/1/36	235,800
55,291	Pool #259004, 8.00%, 2/1/30	59,003
38,316	Pool #259011, 8.00%, 3/1/30	40,888
66,275	Pool #259030, 8.00%, 4/1/30	70,724
26,699	Pool #259178, 6.50%, 3/1/31	28,076
345,227	Pool #259181, 6.50%, 3/1/31	363,028
184,275	Pool #259187, 6.50%, 4/1/31	193,777
93,798	Pool #259190, 6.50%, 4/1/31	98,634
171,626	Pool #259191, 6.50%, 4/1/31	180,475
148,289	Pool #259201, 6.50%, 4/1/31	155,935
45,145	Pool #259213, 6.50%, 5/1/31	47,472
149,437	Pool #259256, 6.50%, 8/1/31	157,143
40,665	Pool #259284, 6.50%, 8/1/31	42,761
46,738	Pool #259306, 6.50%, 9/1/31	49,148
89,747	Pool #259309, 6.50%, 10/1/31	94,374
387,679	Pool #259316, 6.50%, 11/1/31	407,668
181,201	Pool #259327, 6.00%, 11/1/31	188,315
103,562	Pool #259331, 6.00%, 11/1/31	107,628
68,986	Pool #259333, 6.50%, 10/1/31	72,543
126,018	Pool #259369, 6.00%, 1/1/32	130,966
82,316	Pool #259372, 6.00%, 1/1/32	85,548
80,364	Pool #259376, 6.00%, 1/1/32	83,443
84,600	Pool #259377, 6.50%, 12/1/31	88,963
41,538	Pool #259378, 6.00%, 12/1/31	43,169
135,836	Pool #259381, 6.00%, 1/1/32	141,170
305,259	Pool #259390, 6.00%, 1/1/32	316,958
91,196	Pool #259391, 6.00%, 1/1/32	94,777
100,500	Pool #259392, 6.50%, 1/1/32	105,368
116,032	Pool #259393, 6.00%, 1/1/32	120,479
203,822	Pool #259397, 6.00%, 2/1/32	211,633
128,594	Pool #259398, 6.50%, 2/1/32	134,823
77,437	Pool #259412, 6.50%, 3/1/32	81,575
90,445	Pool #259440, 6.50%, 4/1/32	95,278
112,293	Pool #259522, 6.50%, 7/1/32	117,733
251,398	Pool #259559, 6.00%, 9/1/32	261,033
101,182	Pool #259560, 6.00%, 9/1/32	105,060
229,248	Pool #259590, 5.50%, 11/1/32	236,959
87,009	Pool #259592, 5.50%, 10/1/32	89,935
114,747	Pool #259593, 6.00%, 10/1/32	119,144
175,655	Pool #259598, 6.00%, 10/1/32	182,387
54,827	Pool #259599, 6.00%, 10/1/32	56,928
126,376	Pool #259601, 5.50%, 11/1/32	130,627
105,083	Pool #259607, 5.50%, 11/1/32	108,617
162,925	Pool #259610, 5.50%, 11/1/32	168,405
356,516	Pool #259611, 5.50%, 11/1/32	368,508
85,951	Pool #259612, 5.50%, 11/1/32	88,842
232,918	Pool #259614, 6.00%, 11/1/32	241,845
117,724	Pool #259623, 5.50%, 12/1/32	121,684
112,263	Pool #259625, 6.00%, 11/1/32	116,566
103,964	Pool #259634, 5.50%, 12/1/32	107,461
150,399	Pool #259636, 5.50%, 12/1/32	155,457
281,619	Pool #259650, 5.50%, 2/1/33	290,784
77,419	Pool #259655, 5.50%, 2/1/33	79,939
137,241	Pool #259656, 5.50%, 2/1/33	141,707
126,786	Pool #259658, 5.50%, 2/1/33	130,912
680,049	Pool #259659, 5.50%, 2/1/33	702,180
161,018	Pool #259660, 5.50%, 2/1/33	166,258
208,320	Pool #259665, 5.50%, 1/1/33	215,100
236,486	Pool #259667, 5.50%, 2/1/33	244,182
42,932	Pool #259671, 5.50%, 2/1/33	44,330
184,906	Pool #259686, 5.50%, 3/1/33	190,923
181,679	Pool #259688, 5.50%, 3/1/33	187,591
73,568	Pool #259689, 5.50%, 3/1/33	75,962
112,744	Pool #259692, 5.50%, 2/1/33	116,413
53,475	Pool #259722, 5.00%, 5/1/33	55,007
158,074	Pool #259723, 5.00%, 5/1/33	162,601
64,219	Pool #259724, 5.00%, 5/1/33	66,407
530,006	Pool #259725, 5.00%, 5/1/33	545,183

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$80,761	Pool #259726, 5.00%, 5/1/33	$83,074
224,084	Pool #259728, 5.00%, 6/1/33	230,501
138,119	Pool #259729, 5.00%, 6/1/33	142,074
180,528	Pool #259731, 5.00%, 6/1/33	185,698
50,655	Pool #259732, 5.50%, 5/1/33	52,303
145,518	Pool #259733, 5.50%, 6/1/33	150,254
87,938	Pool #259734, 5.50%, 5/1/33	90,800
128,203	Pool #259735, 5.50%, 6/1/33	132,375
116,575	Pool #259740, 5.00%, 5/1/33	120,496
410,376	Pool #259743, 5.00%, 6/1/33	422,127
395,518	Pool #259748, 5.00%, 6/1/33	406,844
234,181	Pool #259753, 5.00%, 7/1/33	240,887
83,373	Pool #259757, 5.00%, 6/1/33	85,760
679,982	Pool #259761, 5.00%, 6/1/33	699,454
321,406	Pool #259764, 5.00%, 7/1/33	330,610
279,085	Pool #259765, 5.00%, 7/1/33	287,077
208,814	Pool #259776, 5.00%, 6/1/33	214,793
159,203	Pool #259777, 5.00%, 7/1/33	163,762
177,466	Pool #259779, 5.00%, 7/1/33	182,548
117,279	Pool #259780, 5.00%, 7/1/33	120,637
106,859	Pool #259781, 5.00%, 7/1/33	109,919
115,585	Pool #259782, 5.00%, 7/1/33	118,895
231,882	Pool #259783, 5.00%, 7/1/33	238,522
65,587	Pool #259789, 5.00%, 7/1/33	67,465
120,535	Pool #259807, 5.00%, 8/1/33	123,987
235,614	Pool #259808, 5.00%, 8/1/33	242,361
156,749	Pool #259809, 5.00%, 8/1/33	161,238
286,063	Pool #259815, 5.00%, 8/1/33	294,255
695,667	Pool #259816, 5.00%, 8/1/33	715,589
88,205	Pool #259818, 5.00%, 8/1/33	90,731
36,457	Pool #259819, 5.00%, 8/1/33	37,501
94,637	Pool #259820, 5.00%, 8/1/33	97,347
263,139	Pool #259821, 5.00%, 7/1/33	271,990
476,267	Pool #259830, 5.00%, 8/1/33	492,286
793,774	Pool #259848, 5.00%, 9/1/33	816,505
140,531	Pool #259862, 5.50%, 9/1/33	145,104
273,475	Pool #259863, 5.50%, 10/1/33	282,374
189,410	Pool #259867, 5.50%, 10/1/33	195,574
350,868	Pool #259869, 5.50%, 10/1/33	362,286
120,341	Pool #259871, 5.50%, 9/1/33	124,257
323,821	Pool #259872, 5.50%, 11/1/33	334,359
208,556	Pool #259873, 5.50%, 10/1/33	215,342
155,640	Pool #259875, 5.50%, 10/1/33	160,705
275,601	Pool #259876, 5.50%, 10/1/33	284,570
99,504	Pool #259877, 5.50%, 9/1/33	102,742
232,921	Pool #259879, 5.50%, 10/1/33	240,501
135,542	Pool #259884, 5.50%, 11/1/33	139,953
48,310	Pool #259886, 5.50%, 10/1/33	49,882
111,148	Pool #259889, 5.50%, 11/1/33	114,765
285,364	Pool #259903, 5.50%, 11/1/33	294,651
42,228	Pool #259904, 5.50%, 11/1/33	43,602
330,313	Pool #259906, 5.50%, 11/1/33	341,062
47,302	Pool #259907, 5.50%, 11/1/33	48,842
242,219	Pool #259908, 5.50%, 11/1/33	250,102
151,961	Pool #259926, 5.50%, 12/1/33	156,906
65,309	Pool #259928, 5.50%, 12/1/33	67,434
323,121	Pool #259930, 5.00%, 11/1/33	332,374
175,923	Pool #259936, 5.50%, 11/1/33	181,648
233,866	Pool #259938, 5.50%, 12/1/33	241,477
26,339	Pool #259939, 5.50%, 11/1/33	27,196
143,055	Pool #259944, 5.50%, 1/1/34	147,621
111,491	Pool #259946, 5.50%, 12/1/33	115,119
376,493	Pool #259961, 5.50%, 3/1/34	388,510
259,982	Pool #259962, 5.50%, 3/1/34	268,280
433,508	Pool #259976, 5.00%, 3/1/34	445,651
148,739	Pool #259977, 5.00%, 3/1/34	152,906
49,695	Pool #259998, 5.00%, 3/1/34	51,087
767,505	Pool #380307, 6.53%, 6/1/16	820,259
265,527	Pool #381858, 6.85%, 8/1/09	266,438
661,454	Pool #381985, 7.97%, 9/1/17	756,380
578,091	Pool #382373, 7.58%, 5/1/18	658,282
623,765	Pool #383765, 6.70%, 6/1/19	686,847
1,134,576	Pool #383783, 6.38%, 5/1/11	1,187,266
1,005,313	Pool #385869, 5.41%, 2/1/21	1,028,761
2,413,749	Pool #386129, 5.43%, 5/1/21	2,469,865
2,457,371	Pool #386602, 4.66%, 10/1/13	2,487,981
4,776,080	Pool #386608, 5.37%, 11/1/21	4,875,745
2,767,793	Pool #386641, 5.80%, 12/1/33	2,864,590
728,661	Pool #386674, 5.51%, 11/1/21	751,201
465,854	Pool #386862, 4.78%, 5/1/14	472,459
3,722,481	Pool #387374, 5.60%, 5/1/23	3,924,622
2,334,598	Pool #387446, 5.22%, 6/1/20	2,375,118
951,886	Pool #387472, 4.89%, 6/1/15	969,527
9,586,578	Pool #387590, 4.90%, 9/1/15	9,763,143
368,685	Pool #557295, 7.00%, 12/1/29	391,882
31,717	Pool #572424, 6.50%, 3/1/31	33,352
56,940	Pool #575886, 7.50%, 1/1/31	60,567
107,162	Pool #576445, 6.00%, 1/1/31	111,369
65,482	Pool #576520, 5.50%, 3/1/16	68,449
58,378	Pool #577906, 6.50%, 4/1/31	61,388
246,065	Pool #579402, 6.50%, 4/1/31	258,753
387,992	Pool #583728, 6.50%, 6/1/31	407,998
241,987	Pool #585148, 6.50%, 7/1/31	254,464
4,099	Pool #586115, 7.00%, 10/1/30	4,357
233,764	Pool #590931, 6.50%, 7/1/31	245,818
172,654	Pool #590932, 6.50%, 7/1/31	181,557
276,734	Pool #590933, 6.50%, 7/1/31	291,003
62,796	Pool #591063, 6.50%, 7/1/31	66,034
319,944	Pool #601865, 6.50%, 4/1/31	336,441
197,195	Pool #601868, 6.00%, 7/1/29	205,368
281,004	Pool #607611, 6.50%, 11/1/31	295,493
136,442	Pool #613125, 6.50%, 10/1/31	143,477
96,375	Pool #624103, 6.00%, 2/1/32	100,159
1,061,322	Pool #634271, 6.50%, 5/1/32	1,112,729
360,675	Pool #640146, 5.00%, 12/1/17	375,263
161,370	Pool #644232, 6.50%, 6/1/32	169,690
159,163	Pool #644250, 6.00%, 8/1/32	165,263
229,324	Pool #644432, 6.50%, 7/1/32	241,579

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$54,967	Pool #644437, 6.50%, 6/1/32	$57,629
335,065	Pool #644444, 6.50%, 6/1/32	351,295
236,976	Pool #647461, 6.00%, 6/1/32	246,057
412,924	Pool #656797, 6.00%, 10/1/32	430,814
487,753	Pool #656835, 5.50%, 11/1/32	506,598
125,346	Pool #657250, 6.00%, 10/1/32	130,150
5,591,257	Pool #663159, 5.00%, 7/1/32	5,770,591
109,792	Pool #666206, 5.50%, 9/1/32	113,485
304,501	Pool #670278, 5.50%, 11/1/32	314,744
155,353	Pool #670285, 5.50%, 12/1/32	160,578
261,435	Pool #676702, 5.50%, 11/1/32	270,229
289,385	Pool #677591, 5.50%, 12/1/32	299,118
1,082,258	Pool #679004, 5.00%, 9/1/32	1,114,264
874,117	Pool #679006, 6.00%, 8/1/32	907,616
214,901	Pool #681752, 5.50%, 12/1/32	223,204
319,047	Pool #681819, 5.50%, 1/1/33	329,430
1,430,630	Pool #681883, 6.00%, 3/1/33	1,484,563
640,132	Pool #683087, 5.00%, 1/1/18	666,023
616,607	Pool #684570, 5.00%, 12/1/32	634,843
136,706	Pool #684571, 6.00%, 12/1/32	141,945
430,179	Pool #684644, 4.50%, 6/1/18	444,621
479,259	Pool #686542, 5.50%, 3/1/33	496,728
220,011	Pool #686544, 5.50%, 2/1/33	227,412
738,896	Pool #686565, 5.50%, 4/1/33	762,942
358,653	Pool #688972, 5.50%, 4/1/33	370,325
595,169	Pool #689034, 5.00%, 5/1/33	612,212
484,218	Pool #689667, 5.50%, 4/1/33	500,505
510,691	Pool #695960, 5.00%, 1/1/33	525,794
889,052	Pool #695961, 5.50%, 1/1/33	918,956
340,325	Pool #695962, 6.00%, 11/1/32	353,368
112,481	Pool #695963, 6.50%, 11/1/32	117,929
939,954	Pool #696407, 5.50%, 4/1/33	970,542
3,168,037	Pool #702478, 5.50%, 6/1/33	3,271,134
878,285	Pool #702479, 5.00%, 6/1/33	903,436
503,090	Pool #703210, 5.50%, 9/1/32	521,427
1,032,899	Pool #703851, 5.50%, 4/1/33	1,066,512
229,434	Pool #705576, 5.50%, 5/1/33	236,900
1,414,694	Pool #720025, 5.00%, 8/1/33	1,455,205
1,543,974	Pool #723066, 5.00%, 4/1/33	1,588,188
1,077,744	Pool #723067, 5.50%, 5/1/33	1,112,816
826,794	Pool #723068, 4.50%, 5/1/33	845,421
868,095	Pool #723070, 4.50%, 5/1/33	886,837
818,972	Pool #723074, 4.50%, 5/1/33	836,654
867,760	Pool #723328, 5.00%, 9/1/33	892,609
207,936	Pool #723728, 5.00%, 7/1/33	213,890
238,968	Pool #723730, 5.50%, 7/1/33	246,744
801,927	Pool #727311, 4.50%, 9/1/33	819,241
3,994,765	Pool #727312, 5.00%, 9/1/33	4,109,160
596,477	Pool #727315, 6.00%, 10/1/33	619,739
775,237	Pool #728648, 5.00%, 7/1/33	797,437
1,832,257	Pool #737198, 5.00%, 8/1/33	1,884,726
1,818,784	Pool #737250, 5.00%, 8/1/33	1,870,868
1,529,979	Pool #738589, 5.00%, 9/1/33	1,573,792
455,456	Pool #738683, 5.00%, 9/1/33	468,498
1,658,186	Pool #739269, 5.00%, 9/1/33	1,705,670
694,734	Pool #743593, 5.50%, 10/1/33	717,342
645,503	Pool #743595, 5.50%, 10/1/33	666,510
320,549	Pool #748041, 4.50%, 10/1/33	328,047
1,233,947	Pool #749891, 5.00%, 9/1/33	1,269,282
872,446	Pool #749897, 4.50%, 9/1/33	891,283
679,779	Pool #750984, 5.00%, 12/1/18	705,149
587,060	Pool #751008, 5.00%, 12/1/18	608,970
814,876	Pool #753533, 5.00%, 11/1/33	838,211
1,440,130	Pool #755510, 4.00%, 12/1/18	1,484,877
319,914	Pool #755679, 6.00%, 1/1/34	331,974
527,856	Pool #755745, 5.00%, 1/1/34	542,971
556,171	Pool #755746, 5.50%, 12/1/33	574,270
405,754	Pool #755780, 5.50%, 2/1/34	418,704
562,540	Pool #763551, 5.50%, 3/1/34	580,945
1,366,534	Pool #763820, 5.50%, 1/1/34	1,410,151
701,580	Pool #763824, 5.00%, 3/1/34	721,232
692,865	Pool #765216, 5.00%, 1/1/19	717,424
838,079	Pool #765217, 4.50%, 1/1/19	864,119
470,219	Pool #765296, 5.00%, 2/1/34	483,390
585,926	Pool #765306, 5.00%, 2/1/19	607,281
131,849	Pool #770099, 5.50%, 2/1/34	136,058
495,966	Pool #773084, 4.50%, 3/1/19	511,376
659,008	Pool #773091, 4.00%, 3/1/19	673,100
463,520	Pool #773096, 4.50%, 3/1/19	477,922
846,469	Pool #773175, 5.00%, 5/1/34	870,180
344,601	Pool #773188, 6.00%, 7/1/34	357,322
754,457	Pool #773476, 5.50%, 7/1/19	783,450
957,248	Pool #773547, 5.00%, 5/1/34	984,062
861,500	Pool #773553, 5.00%, 4/1/34	885,632
1,141,431	Pool #773568, 5.50%, 5/1/34	1,177,863
489,431	Pool #773575, 6.00%, 7/1/34	507,499
787,020	Pool #776849, 5.00%, 11/1/34	809,065
974,811	Pool #776850, 5.50%, 11/1/34	1,005,925
399,432	Pool #776851, 6.00%, 10/1/34	414,178
981,094	Pool #777444, 5.50%, 5/1/34	1,012,408
3,090,773	Pool #777621, 5.00%, 2/1/34	3,179,281
1,223,249	Pool #777622, 5.00%, 1/1/34	1,258,278
878,515	Pool #777627, 5.00%, 2/1/34	903,672
440,016	Pool #779124, 5.00%, 5/1/34	452,341
480,001	Pool #781437, 6.00%, 8/1/34	497,721
764,177	Pool #781741, 6.00%, 9/1/34	792,389
770,558	Pool #781907, 5.00%, 2/1/21	796,306
1,176,831	Pool #781954, 5.00%, 6/1/34	1,209,795
964,074	Pool #781959, 5.50%, 6/1/34	994,845
687,956	Pool #781960, 5.50%, 6/1/34	709,914
891,304	Pool #783893, 5.50%, 12/1/34	919,753
992,158	Pool #783929, 5.50%, 10/1/34	1,023,825
403,978	Pool #788329, 6.50%, 8/1/34	422,788
186,835	Pool #790282, 6.00%, 7/1/34	193,732
403,284	Pool #797623, 5.00%, 7/1/35	414,328
176,478	Pool #797626, 5.50%, 7/1/35	182,000
209,509	Pool #797627, 5.00%, 7/1/35	215,246
267,301	Pool #797674, 5.50%, 9/1/35	275,666

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$1,474,683	Pool #798725, 5.50%, 11/1/34	$1,521,751
477,634	Pool #799547, 5.50%, 9/1/34	492,879
355,067	Pool #799548, 6.00%, 9/1/34	368,453
3,959,206	Pool #806754, 4.50%, 9/1/34	4,042,214
1,274,726	Pool #806757, 6.00%, 9/1/34	1,321,786
4,077,873	Pool #806759, 4.50%, 9/1/34	4,166,224
6,236,861	Pool #806761, 5.50%, 9/1/34	6,435,927
595,039	Pool #808185, 5.50%, 3/1/35	613,659
1,162,943	Pool #808205, 5.00%, 1/1/35	1,194,792
97,941	Pool #813941, 4.50%, 11/1/20	100,862
118,489	Pool #813942, 5.00%, 11/1/20	122,541
2,342,783	Pool #815009, 5.00%, 4/1/35	2,406,943
1,285,335	Pool #817641, 5.00%, 11/1/35	1,320,535
1,348,189	Pool #820334, 5.00%, 9/1/35	1,385,111
1,225,765	Pool #820335, 5.00%, 9/1/35	1,259,334
757,194	Pool #820336, 5.00%, 9/1/35	778,877
1,435,546	Pool #822008, 5.00%, 5/1/35	1,474,861
862,501	Pool #822891, 6.00%, 1/1/36	893,264
2,364,831	Pool #829005, 5.00%, 8/1/35	2,429,595
227,278	Pool #829006, 5.50%, 9/1/35	234,390
494,869	Pool #829007, 4.50%, 8/1/35	504,935
190,790	Pool #829117, 5.50%, 9/1/35	196,760
91,119	Pool #829118, 5.50%, 9/1/35	93,971
1,326,476	Pool #829274, 5.00%, 8/1/35	1,362,804
1,477,524	Pool #829275, 5.00%, 8/1/35	1,517,988
1,494,964	Pool #829276, 5.00%, 8/1/35	1,535,905
1,282,627	Pool #829277, 5.00%, 8/1/35	1,317,753
217,674	Pool #829356, 5.00%, 9/1/35	223,636
3,645,119	Pool #829649, 5.50%, 3/1/35	3,761,462
1,740,521	Pool #835287, 5.00%, 8/1/35	1,788,188
579,699	Pool #843586, 5.50%, 11/1/35	597,840
281,203	Pool #843587, 6.00%, 12/1/35	291,277
5,363,828	Pool #844361, 5.50%, 11/1/35	5,531,676
1,114,915	Pool #845245, 5.50%, 11/1/35	1,149,803
662,963	Pool #845246, 5.00%, 11/1/35	681,119
2,716,791	Pool #866969, 6.00%, 2/1/36	2,813,693
834,893	Pool #867410, 5.50%, 4/1/36	861,019
497,877	Pool #867569, 6.00%, 2/1/36	515,635
697,806	Pool #867574, 5.50%, 2/1/36	719,642
918,733	Pool #868849, 6.00%, 4/1/36	951,502
988,194	Pool #870599, 6.00%, 6/1/36	1,023,441
822,414	Pool #870684, 6.00%, 7/1/36	851,747
1,109,885	Pool #871072, 5.50%, 2/1/37	1,144,554
778,235	Pool #873819, 6.39%, 8/1/24	863,997
5,226,629	Pool #874136, 5.57%, 12/1/16	5,502,554
3,415,336	Pool #874147, 5.35%, 12/1/16	3,556,120
3,316,132	Pool #874900, 5.45%, 10/1/17	3,468,643
1,058,958	Pool #881425, 6.00%, 7/1/36	1,096,728
875,369	Pool #882044, 6.00%, 5/1/36	906,728
551,290	Pool #883589, 6.00%, 4/1/36	570,954
751,154	Pool #884693, 5.50%, 4/1/36	774,660
4,315,481	Pool #885724, 5.50%, 6/1/36	4,450,524
923,919	Pool #899800, 6.00%, 8/1/37	957,410
910,331	Pool #901412, 6.00%, 8/1/36	942,801
1,222,423	Pool #905438, 6.00%, 11/1/36	1,266,024
842,489	Pool #907646, 6.00%, 1/1/37	872,538
1,078,279	Pool #908671, 6.00%, 1/1/37	1,116,739
1,669,693	Pool #908672, 5.50%, 1/1/37	1,721,942
1,652,704	Pool #911730, 5.50%, 12/1/21	1,713,375
1,217,701	Pool #913995, 6.01%, 2/1/37(b)	1,272,889
1,287,451	Pool #914428, 5.50%, 2/1/37	1,327,666
923,482	Pool #915944, 5.50%, 3/1/37	952,328
1,056,641	Pool #919368, 5.50%, 4/1/37	1,089,647
1,055,635	Pool #920972, 5.95%, 1/1/37(b)	1,091,224
1,508,641	Pool #922582, 6.00%, 12/1/36	1,562,451
1,007,690	Pool #939465, 5.50%, 6/1/37	1,039,166
2,575,726	Pool #941204, 5.50%, 6/1/37	2,656,182
1,156,124	Pool #941205, 5.00%, 5/1/37	1,187,605
1,355,384	Pool #941206, 5.50%, 5/1/37	1,397,721
805,366	Pool #941487, 6.00%, 8/1/37	834,047
945,782	Pool #943394, 5.50%, 6/1/37	975,325
1,744,554	Pool #944502, 6.00%, 6/1/37	1,806,778
913,883	Pool #945853, 6.00%, 7/1/37	946,427
1,231,869	Pool #948600, 6.00%, 8/1/37	1,275,738
1,086,037	Pool #948672, 5.50%, 8/1/37	1,120,721
2,530,394	Pool #952598, 6.00%, 7/1/37	2,620,647
1,315,169	Pool #952623, 6.00%, 8/1/37	1,362,004
2,945,749	Pool #952632, 6.00%, 7/1/37	3,050,651
989,357	Pool #952649, 6.00%, 7/1/37	1,024,645
1,864,953	Pool #952659, 6.00%, 8/1/37	1,931,472
1,101,632	Pool #952665, 6.00%, 8/1/37	1,140,863
939,001	Pool #952678, 6.50%, 8/1/37	981,057
652,338	Pool #952693, 6.50%, 8/1/37	681,555
1,412,728	Pool #956050, 6.00%, 12/1/37	1,465,722
2,682,689	Pool #957324, 5.43%, 5/1/18	2,797,339
1,005,555	Pool #960919, 5.00%, 2/1/38	1,032,779
869,305	Pool #972648, 5.50%, 2/1/38	896,372
1,151,569	Pool #975137, 5.00%, 5/1/38	1,184,082
1,106,032	Pool #975769, 5.50%, 3/1/38	1,141,239
1,312,493	Pool #982656, 5.50%, 6/1/38	1,353,359
1,125,191	Pool #982898, 5.00%, 5/1/38	1,155,654
1,146,706	Pool #983033, 5.00%, 5/1/38	1,177,751
1,407,972	Pool #984842, 5.50%, 6/1/38	1,451,811
1,023,518	Pool #986230, 5.00%, 7/1/38	1,051,389
2,278,596	Pool #986957, 5.50%, 7/1/38	2,355,711
1,634,658	Pool #986958, 5.50%, 7/1/38	1,685,555
818,324	Pool #986985, 5.00%, 7/1/23	845,694
2,199,198	Pool #990510, 5.50%, 8/1/38	2,267,673
1,761,797	Pool #990511, 6.00%, 8/1/38	1,824,361
1,529,257	Pool #990617, 5.50%, 9/1/38	1,580,237
1,466,339	Pool #AA0525, 5.50%, 12/1/38	1,504,664
2,804,098	Pool #AA0526, 5.00%, 12/1/38	2,865,995
8,357,007	Pool #AA0527, 5.50%, 12/1/38	8,575,429
3,035,227	Pool #AA0814, 5.50%, 12/1/38	3,129,733
1,978,444	Pool #MC0007, 5.50%, 12/1/38	2,030,153
282,789	Pool #MC0013, 5.50%, 12/1/38	290,180
134,146	Pool #MC0014, 5.50%, 12/1/38	137,652
71,138	Pool #MC0015, 6.00%, 11/1/38	73,309

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$86,413	Pool #MC0016, 5.50%, 11/1/38	$88,672
256,276	Pool #MC3344, 5.00%, 12/1/38	261,933

		395,178,295

Freddie Mac — 30.16%
3,400,000	2.05%, 2/11/09	3,399,622
434,823	Pool #A10124, 5.00%, 6/1/33	447,614
566,161	Pool #A10548, 5.00%, 6/1/33	582,816
1,949,041	Pool #A12237, 5.00%, 8/1/33	2,006,377
591,688	Pool #A12969, 4.50%, 8/1/33	604,346
938,892	Pool #A12985, 5.00%, 8/1/33	966,512
673,515	Pool #A12986, 5.00%, 8/1/33	693,328
962,563	Pool #A12987, 5.00%, 8/1/33	990,880
1,006,963	Pool #A14028, 4.50%, 9/1/33	1,028,504
1,634,681	Pool #A14325, 5.00%, 9/1/33	1,682,770
394,986	Pool #A15268, 6.00%, 10/1/33	410,185
1,521,488	Pool #A15579, 5.50%, 11/1/33	1,568,862
713,407	Pool #A17393, 5.50%, 12/1/33	735,620
810,133	Pool #A17397, 5.50%, 1/1/34	834,852
1,398,379	Pool #A18617, 5.50%, 1/1/34	1,441,045
572,836	Pool #A19019, 5.50%, 2/1/34	590,314
498,284	Pool #A19362, 5.50%, 2/1/34	513,488
503,254	Pool #A20069, 5.00%, 3/1/34	517,665
1,123,222	Pool #A20070, 5.50%, 3/1/34	1,157,493
1,467,652	Pool #A20540, 5.50%, 4/1/34	1,512,432
572,082	Pool #A20541, 5.50%, 4/1/34	589,537
860,885	Pool #A21679, 5.50%, 4/1/34	887,151
1,416,998	Pool #A21681, 5.00%, 4/1/34	1,457,575
781,689	Pool #A23192, 5.00%, 5/1/34	804,074
2,217,571	Pool #A25310, 5.00%, 6/1/34	2,281,074
754,401	Pool #A25311, 5.00%, 6/1/34	776,004
684,532	Pool #A25600, 5.50%, 8/1/34	705,418
175,486	Pool #A26269, 5.50%, 8/1/34	180,840
90,596	Pool #A26270, 6.00%, 8/1/34	94,047
406,558	Pool #A26386, 6.00%, 9/1/34	421,758
814,979	Pool #A26395, 6.00%, 9/1/34	845,449
955,787	Pool #A26396, 5.50%, 9/1/34	984,949
1,888,479	Pool #A28241, 5.50%, 10/1/34	1,946,099
1,145,656	Pool #A30055, 5.00%, 11/1/34	1,178,464
1,726,303	Pool #A30056, 5.50%, 12/1/34	1,778,974
879,853	Pool #A30591, 6.00%, 12/1/34	912,747
775,497	Pool #A31135, 5.50%, 12/1/34	799,158
571,885	Pool #A32976, 5.50%, 8/1/35	588,977
997,274	Pool #A33167, 5.00%, 1/1/35	1,025,832
2,329,478	Pool #A34999, 5.50%, 4/1/35	2,399,098
745,201	Pool #A35628, 5.50%, 6/1/35	767,473
2,464,100	Pool #A37185, 5.00%, 9/1/35	2,533,893
2,225,921	Pool #A38830, 5.00%, 5/1/35	2,288,968
889,212	Pool #A39561, 5.50%, 11/1/35	915,787
2,254,969	Pool #A40538, 5.00%, 12/1/35	2,318,838
491,275	Pool #A41442, 5.50%, 12/1/35	506,247
997,392	Pool #A42095, 5.50%, 1/1/36	1,027,200
1,725,750	Pool #A42097, 5.00%, 1/1/36	1,774,876
622,010	Pool #A42098, 5.50%, 1/1/36	640,599
551,682	Pool #A42099, 6.00%, 1/1/36	571,790
878,565	Pool #A42802, 5.00%, 2/1/36	903,449
2,064,521	Pool #A42803, 5.50%, 2/1/36	2,126,223
1,134,593	Pool #A42804, 6.00%, 2/1/36	1,175,948
1,267,680	Pool #A42805, 6.00%, 2/1/36	1,313,885
756,865	Pool #A44637, 5.50%, 4/1/36	780,123
814,991	Pool #A44638, 6.00%, 4/1/36	844,569
1,268,539	Pool #A45396, 5.00%, 6/1/35	1,304,866
1,004,989	Pool #A46321, 5.50%, 7/1/35	1,035,025
1,812,116	Pool #A46735, 5.00%, 8/1/35	1,863,442
1,377,014	Pool #A46746, 5.50%, 8/1/35	1,418,168
785,206	Pool #A46747, 5.50%, 8/1/35	808,673
1,055,101	Pool #A46748, 5.50%, 8/1/35	1,086,634
558,430	Pool #A46996, 5.50%, 9/1/35	575,120
1,066,588	Pool #A46997, 5.50%, 9/1/35	1,099,131
1,477,491	Pool #A47552, 5.00%, 11/1/35	1,519,339
1,067,096	Pool #A47553, 5.00%, 11/1/35	1,097,321
830,706	Pool #A47554, 5.50%, 11/1/35	855,533
841,814	Pool #A48788, 5.50%, 5/1/36	866,841
1,109,799	Pool #A48789, 6.00%, 5/1/36	1,150,077
1,294,965	Pool #A49013, 6.00%, 5/1/36	1,341,963
1,075,199	Pool #A49526, 6.00%, 5/1/36	1,114,220
756,209	Pool #A49843, 6.00%, 6/1/36	783,654
1,182,712	Pool #A49844, 6.00%, 6/1/36	1,227,299
550,637	Pool #A49845, 6.50%, 6/1/36	575,329
1,109,753	Pool #A50128, 6.00%, 6/1/36	1,150,028
1,784,951	Pool #A59530, 5.50%, 4/1/37	1,837,918
968,373	Pool #A59964, 5.50%, 4/1/37	997,108
2,358,809	Pool #A60751, 5.50%, 5/1/37	2,428,804
1,301,822	Pool #A61754, 5.50%, 5/1/37	1,340,452
1,128,391	Pool #A61779, 5.50%, 5/1/37	1,161,875
1,137,245	Pool #A61915, 5.50%, 6/1/37	1,171,560
4,350,637	Pool #A61916, 6.00%, 6/1/37	4,508,288
4,721,067	Pool #A63456, 5.50%, 6/1/37	4,861,160
1,266,511	Pool #A64002, 5.50%, 7/1/37	1,304,094
1,572,718	Pool #A64012, 5.50%, 7/1/37	1,619,544
1,027,958	Pool #A64015, 6.00%, 7/1/37	1,065,208
947,024	Pool #A64016, 6.50%, 7/1/37	989,439
1,385,517	Pool #A64447, 6.00%, 8/1/37	1,435,723
1,767,833	Pool #A64450, 6.00%, 8/1/37	1,831,893
291,880	Pool #A65713, 6.00%, 9/1/37	302,457
894,894	Pool #A65837, 6.00%, 9/1/37	929,380
1,370,222	Pool #A66043, 5.50%, 7/1/37	1,410,959
2,677,603	Pool #A66061, 5.50%, 8/1/37	2,757,058
2,160,272	Pool #A66116, 6.00%, 9/1/37	2,238,552
1,237,691	Pool #A66122, 6.00%, 8/1/37	1,282,541
1,622,449	Pool #A66133, 6.00%, 6/1/37	1,681,241
2,405,847	Pool #A66156, 6.50%, 9/1/37	2,513,599
2,301,736	Pool #A67630, 6.00%, 11/1/37	2,385,142
1,271,555	Pool #A68766, 6.00%, 10/1/37	1,317,631
1,192,368	Pool #A70292, 5.50%, 7/1/37	1,227,817
1,636,192	Pool #A73038, 5.50%, 1/1/38	1,684,744

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$1,317,749	Pool #A73816, 6.00%, 3/1/38	$1,365,368
1,175,466	Pool #A75113, 5.00%, 3/1/38	1,208,392
1,050,827	Pool #A76187, 5.00%, 4/1/38	1,080,263
1,133,735	Pool #A78354, 5.50%, 11/1/37	1,170,380
1,586,561	Pool #A79561, 5.50%, 7/1/38	1,637,131
21,604	Pool #B31069, 6.50%, 3/1/31	22,677
64,078	Pool #B31081, 7.00%, 3/1/31	67,661
93,334	Pool #B31082, 6.00%, 3/1/31	97,057
117,877	Pool #B31128, 6.00%, 9/1/31	122,578
93,372	Pool #B31139, 6.50%, 10/1/31	98,011
261,182	Pool #B31140, 6.50%, 10/1/31	274,159
89,703	Pool #B31141, 6.50%, 10/1/31	94,609
62,036	Pool #B31146, 6.50%, 10/1/31	65,119
80,251	Pool #B31150, 6.50%, 11/1/31	84,238
324,169	Pool #B31188, 6.00%, 1/1/32	336,795
29,759	Pool #B31206, 6.00%, 3/1/32	30,946
136,635	Pool #B31277, 6.50%, 8/1/32	143,253
117,365	Pool #B31292, 6.00%, 9/1/32	122,047
234,542	Pool #B31493, 5.00%, 2/1/34	241,259
525,596	Pool #B31516, 5.00%, 4/1/34	540,647
477,534	Pool #B31517, 5.00%, 4/1/34	491,638
427,479	Pool #B31532, 5.00%, 5/1/34	439,720
491,092	Pool #B31545, 5.00%, 5/1/34	505,155
244,129	Pool #B31546, 5.50%, 5/1/34	251,578
455,749	Pool #B31547, 5.50%, 5/1/34	469,655
671,962	Pool #B31550, 5.00%, 6/1/34	691,205
367,813	Pool #B31551, 5.50%, 6/1/34	379,970
488,123	Pool #B31587, 5.00%, 11/1/34	502,101
451,901	Pool #B31588, 5.50%, 11/1/34	465,689
582,543	Pool #B31642, 5.50%, 5/1/35	599,953
162,120	Pool #B50443, 5.00%, 11/1/18	168,170
308,940	Pool #B50450, 4.50%, 1/1/19	318,636
121,934	Pool #B50451, 5.00%, 1/1/19	126,256
186,012	Pool #B50458, 4.50%, 3/1/19	191,850
62,140	Pool #B50470, 4.50%, 4/1/19	64,090
234,846	Pool #B50496, 5.50%, 9/1/19	243,915
513,674	Pool #B50499, 5.00%, 11/1/19	531,882
112,868	Pool #B50500, 5.50%, 10/1/19	117,170
289,580	Pool #B50501, 4.50%, 11/1/19	298,668
255,106	Pool #B50504, 5.50%, 11/1/19	265,034
486,334	Pool #B50506, 5.00%, 11/1/19	503,864
315,917	Pool #C35457, 7.50%, 1/1/30	334,737
56,029	Pool #C37233, 7.50%, 2/1/30	59,366
92,655	Pool #C48137, 7.00%, 1/1/31	97,835
217,126	Pool #C48138, 7.00%, 2/1/31	229,264
45,047	Pool #C49785, 6.50%, 3/1/31	47,369
103,391	Pool #C50288, 6.50%, 4/1/31	108,722
56,652	Pool #C50753, 6.00%, 3/1/31	58,911
458,483	Pool #C51686, 6.50%, 5/1/31	481,264
200,561	Pool #C53210, 6.50%, 6/1/31	210,526
168,980	Pool #C53914, 6.50%, 6/1/31	177,376
160,117	Pool #C60020, 6.50%, 11/1/31	168,073
360,335	Pool #C60804, 6.00%, 11/1/31	376,149
31,496	Pool #C62574, 6.50%, 12/1/31	33,060
85,335	Pool #C65200, 6.50%, 3/1/32	89,469
139,504	Pool #C65616, 6.50%, 3/1/32	146,436
64,200	Pool #C68324, 6.50%, 6/1/32	67,309
805,133	Pool #C73273, 6.00%, 11/1/32	836,492
625,708	Pool #C73525, 6.00%, 11/1/32	650,392
991,633	Pool #C74672, 5.50%, 11/1/32	1,024,409
1,040,298	Pool #C77844, 5.50%, 3/1/33	1,072,689
172,119	Pool #C77845, 5.50%, 3/1/33	177,478
1,016,577	Pool #C78252, 5.50%, 3/1/33	1,048,230
864,490	Pool #C78380, 5.50%, 3/1/33	891,407
436,705	Pool #C79177, 5.50%, 5/1/33	450,303
233,680	Pool #C79178, 5.50%, 4/1/33	240,956
915,004	Pool #J00980, 5.00%, 1/1/21	946,294
877,227	Pool #J05466, 5.50%, 6/1/22	909,106
1,341,683	Pool #N31468, 6.00%, 11/1/37	1,386,430

		158,737,509

Ginnie Mae — 2.32%
1,058,713	Pool #409117, 5.50%, 6/20/38	1,095,861
1,389,315	Pool #514702, 8.25%, 12/15/32	1,399,651
301,076	Pool #552186, 6.00%, 12/15/31	313,540
495,943	Pool #588448, 6.25%, 9/15/32	502,749
2,115,563	Pool #616936, 5.50%, 1/15/36	2,194,721
649,234	Pool #617904, 5.75%, 9/15/23	656,227
592,622	Pool #624106, 5.13%, 3/15/34	580,797
466,062	Pool #664269, 5.85%, 6/15/38	467,920
2,351,941	Pool #675509, 5.50%, 6/15/38	2,439,577
884,377	Pool #685140, 5.90%, 4/15/38	895,180
1,624,839	Pool #697672, 5.50%, 12/15/38	1,685,382

		12,231,605

Total U.S. Government Agency Backed Mortgages (Cost $549,416,243)		566,147,409

U.S. Government Agency Obligations — 13.03%
Community Reinvestment Revenue Notes — 1.59%
1,956,602	3.39%, 8/1/35(a)	1,770,838
7,250,000	3.98%, 8/1/35(a)	6,615,639

		8,386,477

Small Business Administration — 6.77%
26,599,681	1.25%, 10/19/29(c)(d)	740,305
290,686	2.30%, 4/25/28(b)	282,437
716,678	2.30%, 3/25/29(b)	696,143
2,162,448	2.30%, 9/25/30(b)	2,108,367
306,152	2.35%, 3/25/28(b)	298,009
581,343	2.35%, 11/25/29(b)	565,603
469,480	2.38%, 6/25/18(b)	459,242
1,204,891	2.38%, 4/15/32(c)	1,223,183
121,232	2.40%, 10/25/10(b)	120,337
1,038,120	2.40%, 3/25/14(b)	1,022,408
465,027	2.41%, 7/15/32(c)	474,188

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$219,488	2.41%, 4/15/26(c)	$224,829
1,237,326	2.41%, 12/15/24(c)	1,261,702
1,280,797	2.41%, 11/15/30(c)	1,266,339
1,040,923	2.41%, 11/15/26(c)	1,029,537
634,460	2.50%, 11/29/32(c)	638,458
195,461	2.55%, 6/15/18(c)	187,445
260,224	2.55%, 2/21/33(c)	237,119
268,513	2.55%, 9/27/30(c)	246,343
340,242	2.55%, 9/14/29(c)	311,963
1,379,057	2.55%, 4/15/33(c)	1,365,006
181,008	2.55%, 9/15/32(c)	184,574
812,905	2.63%, 2/15/32(c)	803,066
1,453,776	2.63%, 9/15/32(c)	1,435,925
139,168	2.63%, 1/1/32(c)	139,955
1,415,951	2.65%, 3/14/18(c)	1,447,563
483,551	2.80%, 3/15/33(c)	493,077
1,182,500	3.58%, 7/15/14(c)	1,196,921
1,160,095	4.88%, 10/25/15(b)	1,186,956
1,371,368	5.13%, 10/25/15(b)	1,400,946
453,178	5.13%, 5/25/16(b)	457,598
935,212	5.33%, 12/25/15(b)	962,782
14,297	5.63%, 1/25/09(b)	14,231
103,080	5.70%, 8/15/17(c)	106,104
398,986	5.85%, 12/15/27(c)	416,306
358,313	5.85%, 9/27/13(c)	367,610
120,699	5.86%, 11/15/22(c)	125,306
359,449	5.98%, 6/9/26(c)	377,776
208,376	6.00%, 4/15/22(c)	217,521
551,223	6.03%, 10/31/32(c)	585,248
434,756	6.10%, 10/15/27(c)	460,291
1,362,007	6.13%, 4/15/31(c)	1,456,714
257,698	6.15%, 1/10/32(c)	275,929
41,833	6.20%, 8/4/14(c)	43,424
176,775	6.25%, 9/15/27(c)	188,978
1,072,815	6.28%, 8/15/17(c)	1,125,783
236,429	6.30%, 4/15/18(c)	244,820
76,699	6.33%, 3/15/27(c)	82,061
626,561	6.35%, 8/13/26(c)	672,911
1,099,940	6.45%, 2/19/32(c)	1,186,150
265,347	6.50%, 3/30/32(c)	286,118
54,012	6.51%, 7/6/27(c)	58,092
92,099	6.53%, 1/2/27(c)	98,961
67,240	6.69%, 5/28/24(c)	72,242
429,025	6.71%, 3/15/27(c)	461,216
95,341	7.08%, 9/1/13(c)	100,385
211,795	7.08%, 1/19/14(c)	223,155
96,360	7.27%, 8/1/14(c)	101,614
274,254	7.33%, 7/1/16(c)	290,435
213,968	7.33%, 2/23/16(c)	226,417
267,844	7.33%, 7/1/16(c)	283,647
127,830	7.33%, 7/1/16(c)	135,372
210,353	7.38%, 4/1/15(c)	222,067
70,197	7.38%, 1/1/15(c)	74,076
85,950	7.58%, 8/1/16(c)	91,044
265,314	7.83%, 10/3/16(c)	281,150
30,458	7.83%, 11/1/13(c)	32,074
28,096	8.08%, 2/15/14(c)	29,598
56,903	8.08%, 10/1/16(c)	60,301
7,392	8.33%, 11/1/11(c)	7,740
20,979	8.58%, 2/25/14(c)	22,099
6,642	9.58%, 2/15/12(c)	6,971
9,330	9.58%, 2/15/12(c)	9,793
18,113	9.83%, 1/10/32(c)	19,141

		35,609,197

United States Department of Agriculture — 4.67%
30,129	3.85%, 6/25/10(c)	29,758
305,928	4.45%, 4/2/18(c)	300,125
214,863	5.09%, 3/1/20(c)	214,988
370,007	5.25%, 10/26/22(c)	371,242
78,960	5.33%, 12/4/14(c)	80,393
360,000	5.55%, 10/20/32(c)	368,144
342,000	5.55%, 10/20/32(c)	349,730
181,863	5.59%, 1/20/38(c)	185,280
548,134	5.60%, 11/29/30(c)	562,846
241,908	5.63%, 6/1/20(c)	247,112
377,375	5.63%, 4/15/27(c)	387,915
422,941	5.63%, 4/1/27(c)	434,630
73,800	5.64%, 1/20/38(c)	75,486
292,932	5.64%, 1/20/33(c)	301,490
831,279	5.64%, 1/20/38(c)	850,476
108,000	5.66%, 1/20/38(c)	110,608
106,090	5.66%, 10/20/32(c)	109,717
288,423	5.70%, 1/20/38(c)	296,209
223,200	5.73%, 4/20/37(c)	230,607
486,600	5.73%, 2/1/30(c)	504,214
789,054	5.75%, 1/20/33(c)	818,281
198,506	5.80%, 8/1/20(c)	204,742
105,477	5.83%, 11/1/20(c)	109,140
17,821	5.88%, 1/31/11(c)	17,918
142,575	5.91%, 12/4/37(c)	149,290
87,127	5.92%, 10/20/37(c)	90,989
225,000	5.93%, 2/20/33(c)	238,556
130,131	5.98%, 12/20/37(c)	136,947
418,547	5.98%, 12/31/26(c)	439,335
208,800	5.99%, 11/1/32(c)	220,868
135,647	6.00%, 10/20/37(c)	143,055
69,409	6.00%, 10/20/37(c)	73,199
192,627	6.00%, 10/20/37(c)	203,146
310,384	6.00%, 1/10/37(c)	325,555
225,000	6.01%, 1/20/38(c)	237,386
179,757	6.01%, 7/20/36(c)	189,602
132,116	6.01%, 11/8/32(c)	139,933
357,163	6.02%, 10/20/37(c)	376,919
339,429	6.04%, 2/1/27(c)	357,461

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

Principal Amount		Value
$162,695	6.04%, 2/1/27(c)	$171,363
190,305	6.05%, 1/5/26(c)	200,250
415,367	6.05%, 1/1/37(c)	439,294
512,554	6.07%, 4/20/37(c)	541,399
148,500	6.08%, 7/1/32(c)	158,006
107,816	6.09%, 5/17/22(c)	114,005
203,232	6.10%, 8/25/37(c)	215,101
114,980	6.10%, 1/1/13(c)	118,131
110,115	6.10%, 3/15/11(c)	111,128
359,483	6.11%, 7/20/32(c)	383,266
111,049	6.11%, 1/15/29(c)	117,977
646,386	6.11%, 2/2/37(c)	673,834
823,392	6.12%, 7/20/37(c)	875,342
202,319	6.12%, 4/20/37(c)	215,210
304,129	6.12%, 1/26/37(c)	322,114
136,943	6.13%, 8/1/19(c)	143,131
142,551	6.13%, 11/1/26(c)	150,801
137,818	6.13%, 4/16/27(c)	143,962
708,279	6.13%, 4/4/27(c)	739,745
304,855	6.13%, 4/19/27(c)	318,447
709,364	6.13%, 5/15/14(c)	736,699
286,957	6.13%, 7/29/19(c)	299,915
587,793	6.13%, 5/31/14(c)	596,016
113,539	6.13%, 7/20/22(c)	119,392
103,500	6.18%, 1/20/38(c)	111,157
261,434	6.20%, 1/20/37(c)	279,806
115,862	6.22%, 6/1/37(c)	124,145
62,312	6.23%, 2/1/27(c)	66,290
408,049	6.23%, 3/14/32(c)	436,652
614,636	6.25%, 1/1/37(c)	657,327
117,958	6.28%, 3/1/14(c)	122,343
88,676	6.28%, 2/1/28(c)	94,749
84,571	6.33%, 3/2/27(c)	86,742
213,312	6.38%, 1/31/37(c)	229,525
242,415	6.38%, 2/16/37(c)	260,710
56,645	6.38%, 3/1/27(c)	60,813
782,051	6.51%, 4/20/37(c)	840,960
872,755	6.63%, 12/15/23(c)	931,872
201,722	6.64%, 4/20/37(c)	216,909
215,649	6.88%, 2/3/17(c)	228,246
444,369	6.88%, 2/3/22(c)	473,725
653,062	7.00%, 6/3/22(c)	696,433
247,997	7.13%, 12/10/16(c)	262,418

		24,568,642

Total U.S. Government Agency Obligations (Cost $68,286,307)		68,564,316

Promissory Notes — 2.00%
9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(c)(e)	10,499,164

Total Promissory Notes (Cost $9,375,000)		10,499,164

Shares

Investment Company — 1.12%
5,899,079	Wells Fargo Prime Investment Money Market Fund	5,899,079

Total Investment Company (Cost $5,899,079)		5,899,079

Total Investments (Cost $655,097,857)(f) — 127.63%		671,767,278

Liabilities in excess of other assets — (27.63)%		(145,424,778)

NET ASSETS — 100.00%		$526,342,500

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2008 (Unaudited)

(e)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $10,499,164 or 2.00% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2008 Carrying Value Per Unit
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.12

(f)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

MBIA – Insured by MBIA

IBC – Insured by International Bancshares Corp.

IO – Interest Only

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2008 (Unaudited)

1.Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. Tamarack operates the following fifteen separate series (individually, a “Fund” and collectively, the “Funds”), each with its own investment objectives and strategies:

•	Tamarack Large Cap Growth Fund (“Large Cap Growth Fund”)

•	Tamarack Mid Cap Growth Fund (“Mid Cap Growth Fund”)

•	Tamarack SMID Cap Growth Fund (“SMID Cap Growth Fund”)

•	Tamarack Enterprise Fund (“Enterprise Fund”)

•	Tamarack Small Cap Core Fund (“Small Cap Core Fund”)

•	Tamarack Value Fund (“Value Fund”)

•	Tamarack Microcap Value Fund (“Microcap Value Fund”)

•	Tamarack Quality Fixed Income Fund (“Quality Fixed Income Fund”)

•	Tamarack Tax-Free Income Fund (“Tax-Free Income Fund”)

•	Tamarack Prime Money Market Fund (“Prime Money Market Fund”)

•	Tamarack U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

•	Tamarack Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

•	Tamarack Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”)

•	Tamarack Institutional Tax-Free Money Market Fund (“Institutional Tax-Free Money Market Fund”)

•	Access Capital Community Investment Fund

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment advisor for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates and PNC Global Investment Servicing (U.S.) Inc. (formerly known as PFPC Inc.).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

In March 2008, FASB issued Statement of Financial Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

prices do not accurately reflect the value of the security, a security will be valued in accordance with the Fund’s approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. The Access Capital Community Investment Fund has made adjustments to reflect the Community Reinvestment Act premium indicated by the independent pricing agent. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use pricing and valuation procedures approved by the Board to determine a security’s fair value. See Note 4 for a listing of all securities that have been valued at fair value.

As of December 31, 2008, the book cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth Fund	$75,442,665	$1,243,449	$(16,711,338)	$(15,467,889)
Mid Cap Growth Fund	80,626,072	4,790,469	(22,482,283)	(17,691,814)
SMID Cap Growth Fund	4,641,925	115,923	(1,468,944)	(1,353,021)
Enterprise Fund	183,343,363	27,755,783	(75,003,758)	(47,247,975)
Small Cap Core Fund	40,137,813	3,904,669	(10,955,795)	(7,051,126)
Value Fund	140,384,668	9,996,253	(20,874,359)	(10,878,106)
Microcap Value Fund	269,915,608	23,971,940	(129,474,917)	(105,502,977)
Quality Fixed Income Fund	51,510,529	491,367	(8,389,444)	(7,898,077)
Tax Free Income Fund	15,709,342	296,664	(1,131,353)	(834,689)
Prime Money Market Fund	11,036,819,285	3,811,131	(4,042,073)	(230,942)
Institutional Prime Money Market Fund	1,472,492,614	241,718	(690,616)	(448,898)
Access Capital Community Investment Fund	655,097,857	20,015,366	(3,345,945)	16,669,421

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

Financial Instruments:

The Funds may engage in when-issued transactions. The Funds would record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Securities purchased on a when-issued basis are valued daily beginning on trade date and begin accruing interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements — The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) that are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements:

The Access Capital Community Investment Fund entered into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowing by a Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2008 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Barclay’s Capital	3.15%	12/08/08	01/15/09	$(38,753,018)	$(38,624,591)
Deutsche Bank	2.50	11/05/08	01/08/09	(13,682,063)	(13,621,523)
Goldman Sachs	1.75	12/18/08	01/20/09	(35,759,200)	(35,701,928)
Goldman Sachs	1.25	12/23/08	02/11/09	(10,642,088)	(10,623,644)
Morgan Stanley	3.00	12/15/08	01/22/09	(10,673,693)	(10,640,000)
Morgan Stanley	2.75	12/17/08	02/04/09	(36,343,528)	(36,208,000)

Details of underlying collateral pledged for open reverse repurchase agreements at December 31, 2008 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Barclay’s Capital
12/08/08 to 01/15/09
	Fannie Mae Pool #806754	4.50%	9/01/34	$3,959,206	$4,042,214
	Fannie Mae Pool #806759	4.50%	9/01/34	4,077,873	4,166,224
	Fannie Mae Pool #777621	5.00%	2/01/34	3,090,773	3,179,281
	Fannie Mae Pool #835287	5.00%	8/01/35	1,740,521	1,788,188
	Freddie Mac Pool #A37185	5.00%	9/01/35	2,464,100	2,533,893
	Fannie Mae Pool #258627	5.50%	2/01/36	1,736,739	1,791,086
	Fannie Mae Pool #806761	5.50%	9/01/34	6,236,861	6,435,927
	Fannie Mae Pool #908672	5.50%	1/01/37	1,669,693	1,721,942
	Freddie Mac Pool #A66061	5.50%	8/01/37	2,677,603	2,757,058
	Freddie Mac Pool #A30056	5.50%	12/01/34	1,726,303	1,778,974
	Fannie Mae Pool #944502	6.00%	6/01/37	$1,744,554	$1,806,778
	Freddie Mac Pool #A67630	6.00%	11/01/37	2,301,736	2,385,142
	Freddie Mac Pool #A61916	6.00%	6/01/37	4,350,637	4,508,288
	Freddie Mac Pool #A66156	6.50%	9/01/37	2,405,847	2,513,599

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
					$41,408,594
Deutsche Bank
11/05/08 to 01/08/09
	Freddie Mac Pool #A25310	5.00%	6/01/34	$2,217,571	$2,281,074
	Fannie Mae Pool #941204	5.50%	6/01/37	2,575,726	2,656,182
	Freddie Mac Pool #A34999	5.50%	4/01/35	2,329,478	2,399,098
	Freddie Mac Pool #914428	5.50%	2/01/37	1,287,451	1,327,666
	Freddie Mac Pool #982656	5.50%	6/01/38	1,312,493	1,353,359
	Fannie Mae Pool #952598	6.00%	7/01/37	2,530,394	2,620,647
	Freddie Mac Pool #A66116	6.00%	9/01/37	2160272	2,238,552

					$14,876,578

Goldman Sachs
12/18/08 to 01/20/09
	Freddie Mac Pool #A12237	5.00%	8/01/33	$1,949,041	$2,006,377
	Freddie Mac Pool #A12987	5.00%	8/01/33	962,563	990,880
	Freddie Mac Pool #A23192	5.00%	5/01/34	781,689	804,074
	Freddie Mac Pool #A40538	5.00%	12/01/35	2,254,969	2,318,838
	Freddie Mac Pool #A42097	5.00%	1/01/36	1,725,750	1,774,876
	Freddie Mac Pool #A45396	5.00%	6/01/35	1,268,539	1,304,866
	Freddie Mac Pool #A46735	5.00%	8/01/35	1,812,116	1,863,442
	Freddie Mac Pool #A47552	5.00%	11/01/35	1,477,491	1,519,339
	Freddie Mac Pool #A76187	5.00%	4/01/38	1,050,827	1,080,263
	Freddie Mac Pool #J00980	5.00%	1/01/21	915,004	946,294
	Freddie Mac Pool #A20540	5.50%	4/01/34	1,467,652	1,512,432
	Freddie Mac Pool #A42095	5.50%	1/01/36	997,392	1,027,200
	Freddie Mac Pool #A42803	5.50%	2/01/36	2,064,521	2,126,223
	Freddie Mac Pool #A46321	5.50%	7/01/35	1,004,989	1,035,025
	Freddie Mac Pool #A46746	5.50%	8/01/35	1,377,014	1,418,168
	Freddie Mac Pool #A59964	5.50%	4/01/37	968,373	997,108
	Freddie Mac Pool #A61754	5.50%	5/01/37	1,301,822	1,340,452
	Freddie Mac Pool #A61915	5.50%	6/01/37	1,137,245	1,171,560
	Freddie Mac Pool #A63456	5.50%	6/01/37	4,721,067	4,861,160
	Freddie Mac Pool #C74672	5.50%	11/01/32	991,633	1,024,409
	Freddie Mac Pool #C77844	5.50%	3/01/33	1,040,298	1,072,689
	Freddie Mac Pool #C78252	5.50%	3/01/33	1,016,577	1,048,230
	Freddie Mac Pool #A26395	6.00%	9/01/34	814,979	845,449
	Freddie Mac Pool #A42804	6.00%	2/01/36	1,134,593	1,175,948
	Freddie Mac Pool #A42805	6.00%	2/01/36	1,267,680	1,313,885
	Freddie Mac Pool #A48789	6.00%	5/01/36	1,109,799	1,150,077
	Freddie Mac Pool #A64015	6.00%	7/01/37	1,027,958	1,065,208
	Freddie Mac Pool #A68766	6.00%	10/01/37	1,271,555	1,317,631

					$40,112,103

Goldman Sachs
12/23/08 to 02/11/09
	Freddie Mac Pool #A14325	5.00%	9/01/33	$1,634,681	$1,682,770
	Freddie Mac Pool #A60751	5.50%	5/01/37	2,358,809	2,428,804
	Freddie Mac Pool #A73038	5.50%	1/01/38	1,636,192	1,684,744
	Freddie Mac Pool #A79561	5.50%	7/01/38	$1,586,561	$1,637,131
	Freddie Mac Pool #A59530	5.50%	4/01/37	1,784,951	1,837,918
	Freddie Mac Pool #A66133	6.00%	6/01/37	1,622,449	1,681,241

					$10,952,608

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
Morgan Stanley
12/15/08 to 01/22/09
	Fannie Mae Pool #815009	5.00%	4/01/35	$2,342,783	$2,406,943
	Fannie Mae Pool #829005	5.00%	8/01/35	2,364,831	2,429,595
	Freddie Mac Pool #A38830	5.00%	5/01/35	2,225,921	2,288,968
	Fannie Mae Pool #990510	5.50%	8/01/38	2,199,198	2,267,673
	Ginnie Mae Pool #675509	5.50%	6/15/38	2,351,941	2,439,577

					$11,832,756

Morgan Stanley
12/17/08 to 02/04/09
	Fannie Mae Pool #663159	5.00%	7/01/32	$5,591,257	$5,770,591
	Fannie Mae Pool #727312	5.00%	9/01/33	3,994,765	4,109,160
	Fannie Mae Pool #844361	5.50%	11/01/35	5,363,828	5,531,676
	Fannie Mae Pool #829649	5.50%	3/01/35	3,645,119	3,761,462
	Fannie Mae Pool #885724	5.50%	6/01/36	4,315,481	4,450,524
	Fannie Mae Pool #702478	5.50%	6/01/33	3,168,037	3,271,134
	Fannie Mae Pool #257892	5.50%	2/01/38	3,898,234	4,019,611
	Fannie Mae Pool #986957	5.50%	7/01/38	2,278,596	2,355,711
	Fannie Mae Pool #952632	6.00%	7/01/37	2,945,749	3,050,651
	Fannie Mae Pool #866969	6.00%	2/01/36	2,716,791	2,813,693

					$39,134,213

Derivatives — The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Funds or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. Losses may also arise due to changes in the value of the contract or if the counterparty does not perform under the contract. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective.

Financial Futures Contracts — The Funds may enter into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Access Capital Community Investment Fund had the following open futures contracts at December 31, 2008:

	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value
Ten Year Swap	645	March 2009	$(1,511,719)	$81,995,625
U.S. Treasury Long Bond	400	March 2009	$(7,821,875)	$47,396,875

Details of underlying collateral pledged for open futures contracts at December 31, 2008 were as follows:

Description	Yield	Maturity Date	Par	Market Value
Freddie Mac Discount Note	2.05%	02/11/09	$3,400,000	$3,399,622

TBA Commitments — The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA).

Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS No. 157”) :

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1– quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Large Cap Growth Fund	$59,301,363	$673,413	$—	$59,974,776
Mid Cap Growth Fund	61,784,072	1,150,186	—	62,934,258
SMID Cap Growth Fund	3,177,499	111,405	—	3,288,904
Enterprise Fund	134,742,047	1,353,341	—	136,095,388
Small Cap Core Fund	32,087,752	998,935	—	33,086,687
Value Fund	128,975,211	531,351	—	129,506,562
Microcap Value Fund	162,837,331	1,575,300	—	164,412,631
Quality Fixed Income Fund	19,089,905	24,330,515	192,032	43,612,452
Tax Free Income Fund	386,720	14,487,933	—	14,874,653
Prime Money Market Fund	3,069,147,385	7,967,440,958	—	11,036,588,343
U.S. Government Money Market Fund	4,017,092,331	14,605,885	—	4,031,698,215
Tax Free Money Market Fund	101,000,000	968,739,028	—	1,069,739,028
Institutional Prime Money Market Fund	356,801,887	1,115,241,829	—	1,472,043,716
Institutional Tax Free Money Market Fund	51,000,000	457,455,461	—	508,455,461
Access Capital Community Investment Fund	572,046,488	99,720,790	—	671,767,278

Liabilities:
Other *
Access Capital Community Investment Fund	(9,333,594)	(145,419,686)	—	(154,753,280)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, short sales, and reverse repurchase agreements.

Following is a reconcilliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Quality Fixed Income Fund
Balance as of 09/30/08 (market value)	$454,840
Change in unrealized (depreciation) *	(262,808)

Balance as of 12/31/08 (market value)	$192,032

*	The net change in unrealized depreciation for the period, of investments in level 3 securities held at December 31, 2008 was $262,808.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on March 30, 2008. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

change to the net asset value of the Funds at the beginning of the day. As of December 31, 2008, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state authorities for tax years before 2003.

As of September 30, 2008 the following Funds had net capital loss carryforwards to offset future net capital gains. if any:

	Capital Loss Carryforward		Expires
Large Cap Growth Fund	$9,673,722	(a)	2009
	2,915,217	(a)	2010
	612,261	(a)	2016

Quality Fixed Income Fund	$129,938	(a)	2010
	1,229,732	(a)	2011
	835,813		2012
	70,674		2014
	659,449		2015

Prime Money Market Fund	$3,069		2013
	40,324		2014
	52,797		2015
	38,902		2016

Institutional Prime Money Market Fund	$4,329		2014
	39,175		2015

Access Capital Community Investment Fund	$310,646		2009
	1,093,937		2010
	2,026,076		2011
	3,756,334		2012
	659,184		2013
	27,743		2014
	2,484,167		2015
	8,197,543		2016

(a)	As of September 30, 2008, the Fund had net capital loss carryforwards as a successor to a merger and subject to certain limitations on utilization. To the extent that these carryforwards are utilized, it is probable that the realized gains that are offset will not be required to be distributed to shareholders.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2009.

Deferred Post-October Losses
Large Cap Growth Fund	$168,509
Mid Cap Growth Fund	2,589
SMID Cap Growth Fund	74,721
Value Fund	22,268,596
Prime Money Market Fund	4,675,637

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

4. Capital Support Agreement

On September 23, 2008, Prime Money Market and Institutional Prime Money Market Funds each entered into a Capital Support Agreement (“Agreement”) with Voyageur to maintain each Fund’s net asset value at no less than $0.9950 or such greater amount as required by any national recognized statistical rating organization (“NRSRO”). The Agreements require Voyageur to commit capital to the Funds, subject to the aggregate limit of $150 million and $50 million for the Prime Money Market Fund and Institutional Prime Money Market Fund, respectively, if a Fund realizes a loss on payments or sales proceeds from specified securities (“Eligible Notes”) held by the Funds which are less than the amortized cost of such securities and such loss causes the Fund’s mark-to-market net asset value to drop below $0.9950. The mark-to-market net asset value is calculated using the market value of all securities in the Prime Money Market and Institutional Prime Money Market Funds. The net asset value in the financial statements is calculated using the amortized cost for all securities except the Eligible Notes. The Eligible Notes held in the Funds on December 31, 2008 are footnoted on the respective Schedule of Portfolio Investments. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950, or (iii) the remaining amount of the aggregate limit of the Agreement, taking into account all prior contributions. Voyageur’s obligations under the Agreements are supported by a Letter of Credit issued by Royal Bank of Canada, an indirect parent company of Voyageur, having a First Tier credit rating. The Funds will draw on the Letter of Credit in the event that Voyageur fails to make a cash contribution when due under the Agreement.

The Funds will sell the Eligible Notes (i) within thirty (30) calendar days following any change in the Letter of Credit provider’s short term credit ratings such that the Letter of Credit provider’s obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Funds are not required to complete any such sale if the amount the Funds expect to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if Voyageur substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider’s obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is October 9, 2009 for the Prime Money Market Fund and September 4, 2009 for the Institutional Prime Money Market Fund.

In the event that the Fund receives a capital contribution from Voyageur with respect to an Eligible Note and subsequently receives additional payments from or on behalf of the issuer of the Eligible Note, the Fund shall repay Voyageur the lesser of the amount of capital contribution or the amount of such subsequent payments, provided than in no event the effect of such repayment to Voyageur cause the Fund’s net asset value per share to fall below $0.995 or such greater amount required by NRSRO.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following tables show the Eligible Notes and their amortized cost and fair value as of December 31, 2008.

Prime Money Market Fund	Face Amount	Amortized Cost	Fair Value	Unrealized Appreciation/ (Depreciation)
Allstate Life Global Funding Trusts, 1.78%, 7/21/09	$50,000,000	$50,000,000	$50,000,000	$—
Bank of Ireland, 0.57%, 2/18/09	35,000,000	35,000,000	34,989,815	(10,185)
Bank of Scotland PLC, 2.92%, 8/6/09	60,000,000	60,000,000	60,037,500	37,500
Credit Suisse (New York), 3.34%, 2/5/09	75,000,000	75,000,000	75,063,150	63,150
Credit Suisse (New York), 2.54, 2/9/09	50,000,000	50,000,000	50,024,650	24,650
Deutsche Bank AG (New York), 1.64%, 11/4/09	85,000,000	85,000,000	84,998,300	(1,700)
Florida Hurricane Catastrophe Fund, 1.42%, 6/15/09	85,000,000	85,000,000	85,000,000	—
Fortis Bank SA NV (New York), 4.49%, 2/18/09	125,000,000	125,000,000	125,058,125	58,125
General Electric Capital Corp., 1.96%, 3/16/09	55,000,000	54,997,806	55,165,231	167,425
General Electric Capital Corp., 1.89%, 10/09/09	87,000,000	86,997,921	86,997,921	—
ING Bank NV, 1.72%, 3/26/09	50,000,000	50,000,000	49,997,900	(2,100)
La Caja de Ahorros y Pensiones de Barcelona, 3.83%, 2/13/09	87,500,000	87,500,000	88,058,701	558,701
Merrill Lynch & Co., Inc., 1.04%, 2/17/09	50,000,000	50,000,000	50,013,501	13,501
Merrill Lynch & Co., Inc., 4.02%, 5/20/09	200,000,000	199,813,227	202,251,536	2,438,309
Metropolitan Life Global Funding I, 4.57%, 5/11/09	40,000,000	40,000,000	38,909,720	(1,090,280)
Metropolitan Life Global Funding I, 4.57%, 8/7/09	50,000,000	50,000,000	50,000,000	—
Morgan Stanley, 0.59%, 2/3/09	77,000,000	76,999,432	77,043,123	43,691
National Australia Bank Ltd., 2.42%, 4/6/09	64,000,000	64,000,000	64,074,560	74,560
Nationwide Life Global Funding I, 1.64%, 2/11/09	170,000,000	170,000,000	169,672,240	(327,760)
Principal Life Income Funding Trusts, 4.57%, 6/9/09	56,000,000	56,000,000	53,389,952	(2,610,048)
Principal Life Income Funding Trusts, 4.57%, 10/9/09	56,000,000	55,993,615	55,993,615	—
Wachovia Bank NA, 1.64%, 5/1/09	64,000,000	64,000,000	64,265,263	265,263
Westpac Banking Corp., 2.86%, 2/6/09	85,000,000	84,996,814	85,063,070	66,256

Total		$1,756,298,815	$1,756,067,873	$(230,942)

Institutional Prime Money Market Fund	Face Amount	Amortized Cost	Fair Value	Unrealized Appreciation/ (Depreciation)
Bank of Ireland, 0.57%, 2/18/09	$5,000,000	$5,000,000	$4,998,545	$(1,455)
Bank of Scotland PLC, 2.92%, 5/6/09	10,000,000	10,000,000	9,999,800	(200)
BB&T Co., 2.61%, 9/4/09	20,000,000	20,000,000	20,018,360	18,360
Credit Suisse (New York), 3.34%, 2/5/09	15,000,000	15,000,000	15,012,630	12,630
Deutsche Bank AG (New York), 1.64%, 8/4/09	15,000,000	15,000,000	15,000,000	—
Florida Hurricane Catastrophe Fund, 1.42%, 6/15/09	15,000,000	15,000,000	15,000,000	—
Fortis Bank SA NV (New York), 4.49%, 2/18/09	25,000,000	25,000,000	25,011,625	11,625
General Electric Capital Corp., 1.89%, 6/09/09	13,000,000	12,999,455	12,972,367	(27,088)
General Electric Capital Corp., 1.96%, 3/16/09	20,000,000	19,999,202	20,060,084	60,882
La Caja de Ahorros y Pensiones de Barcelona, 3.83%, 2/13/09	12,500,000	12,500,000	12,579,815	79,815
Metropolitan Life Global Funding I, 4.57%, 5/11/09	10,000,000	10,000,000	9,727,430	(272,570)
M&I Bank, 1.21%, 2/13/09	22,000,000	22,000,275	21,668,812	(331,463)
National Australia Bank Ltd., 2.42%, 4/6/09	11,000,000	11,000,000	11,012,815	12,815
Nationwide Life Global Funding I, 1.64%, 2/11/09	30,000,000	30,000,000	29,942,160	(57,840)
Wachovia Bank NA, 1.64%, 5/1/09	11,000,000	11,000,000	11,045,592	45,592

Total		$234,498,932	$234,050,035	$(448,897)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tamarack Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date February 24, 2009

By (Signature and Title)*	/s/ David Lux
David Lux, Chief Financial Officer (principal financial officer)

Date February 24, 2009

*	Print the name and title of each signing officer under his or her signature.